UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 033-11235
File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 52	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 52

(Check appropriate box or boxes.)

VOYAGEUR INSURED FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	December 30, 2013

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Amendment for the purpose of adding a new institutional class of shares to the Registrant's Delaware Tax-Free Arizona Fund.

--- C O N T E N T S ---

This Post-Effective Amendment No. 52 to Registration File No. 033-11235 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information (1)

6.	Signatures

7.	Exhibits

This Post-Effective Amendment relates only to the Class A, Class B, Class C and Institutional Class shares of the Registrant's one series, Delaware Tax-Free Arizona Fund.

(1)	This Post-Effective Amendment contains a Prospectus and Statement of Additional Information for six registrants (each of which offers its shares in one or more series). A separate post-effective amendment, which includes the common Prospectus and Statement of Additional Information and its own Part C, is being filed for each of the other five registrants.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Class A, B and C shares of the Registrant's one series, Delaware Tax-Free Arizona Fund. The Prospectus and Statement of Additional Information also relate to the Delaware Tax-Free Minnesota Intermediate Fund series of Voyageur Intermediate Tax Free Funds; Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund series of Voyageur Mutual Funds; Delaware Tax-Free Colorado Fund series of Voyageur Mutual Funds II; Delaware Tax-Free Minnesota Fund series of Voyageur Tax Free Funds; and Delaware Tax-Free Pennsylvania Fund series of Delaware Group State Tax-Free Income Trust. The Part C contained in this Post-Effective Amendment relates only to the Registrant's one series. Separate post- effective amendments which include the Prospectus and Statement of Additional Information as they relate to the series of the other registrants as well as their own Part C are being filed for Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Tax Free Funds and Delaware Group State Tax-Free Income Trust.

Prospectus

Fixed income mutual fund

December __, 2013

Nasdaq ticker symbols
	Class A	Class B	Class C	Inst.
Delaware Tax-Free Arizona Fund	VAZIX	DVABX	DVACX
Delaware Tax-Free California Fund	DVTAX	DVTFX	DVFTX
Delaware Tax-Free Colorado Fund	VCTFX	DVBTX	DVCTX
Delaware Tax-Free Idaho Fund	VIDAX	DVTIX	DVICX
Delaware Tax-Free New York Fund	FTNYX	DVTNX	DVFNX
Delaware Tax-Free Pennsylvania Fund	DELIX	DPTBX	DPTCX
Delaware Tax-Free Minnesota Fund	DEFFX	DMOBX	DMOCX
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	n/a	DVSCX
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMYX	DVMMX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

Fund summaries

Delaware Tax-Free Arizona Fund

What is the Fund's investment objective?

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	x.xx%	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from March 1, 2013 through February 28, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Arizona Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [8.33%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-4.98%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Arizona. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free California Fund

What is the Fund's investment objective?

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from March 1, 2013 through February 28, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free California Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [12.14%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-5.79%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Colorado Fund

What is the Fund's investment objective?

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from March 1, 2013 through February 28, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Colorado state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Colorado Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [8.43%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-4.97%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Colorado. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Idaho Fund

What is the Fund's investment objective?

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from October 1, 2013 through September 30, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Idaho state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Idaho Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [7.07%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-4.60%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Idaho. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free New York Fund

What is the Fund's investment objective?

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	1.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from March 1, 2013 through February 28, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free New York Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [8.61%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-5.10%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of New York. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Pennsylvania Fund

What is the Fund's investment objective?

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager) is contractually waiving its investment advisory fees and/or paying/reimbursing expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014.  In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from July 1, 2013 through December 29, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that provide income that is exempt from federal income taxes, including the federal alternative minimum tax, and the personal income tax of the Commonwealth of Pennsylvania. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania state personal income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Manager invests the Fund's assets in securities with maturities of various lengths, depending on market conditions. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Pennsylvania Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.45% for the quarter ended September 30, 2009 and its lowest quarterly return was -4.75% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes	3.07%	4.94%	4.49%
Class A return after taxes on distributions	3.06%	4.94%	4.46%
Class A return after taxes on distributions and sale of Fund shares	3.34%	4.88%	4.44%
Class B return before taxes	2.97%	4.82%	4.32%
Class C return before taxes	6.10%	5.09%	4.17%
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions are generally intended to be exempt from federal income tax and Pennsylvania state personal income taxes. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt and may also distribute to you any capital gains from the sale of its portfolio securities. If you are a taxable investor, such non-exempt income and capital gains distributions are taxable.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Minnesota Fund

What is the Fund's investment objective?

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses. short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from April 1, 2013 through March 31, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	Inst.
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, Delaware Tax-Free Minnesota Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Minnesota Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [6.32%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-4.31%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

On May 22, 2013, Delaware Tax-Free Minnesota Intermediate Fund's Board of Trustees approved the elimination of the Fund's Class B shares. Accordinlgly, the Fund's Class B shares were eliminated effective May 30, 2013 and are no longer available for exchange.

Delaware Tax-Free Minnesota Intermediate Fund

What are the Fund's investment objectives?

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.xx%	0.xx%	0xx%
Total annual fund operating expenses	0.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	0.xx%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expense, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of its average daily net assets from December __, 2013 through December __, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(if not redeemed)
Class	A	C	C	Inst.
1 year	$	$	$	$
3 years	$	$	$	$
5 years	$	$	$	$
10 years	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Tax-Free Minnesota
Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [x.xx%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-3.60%] for the quarter ended [December 31, 2010]. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Minnesota High-Yield Municipal Bond Fund

What is the Fund's investment objective?

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.xx%	0.xx%	0.xx%	0.xx%
Total annual fund operating expenses	0.xx%	1.xx%	1.xx%	0.xx%
Fee waivers and expense reimbursements	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]	(0.xx%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.xx%	1.xx%	1.xx%	0.xx%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.xx% of the Fund's average daily net assets from December __, 2013 through December __, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of the Class B shares' average daily net assets from October 1, 2013 through September 30, 2014. Theses waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C
1 year	$	$	$	$	$	$
3 years	$	$	$	$	$	$
5 years	$	$	$	$	$	$
10 years	$	$	$	$	$	$

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was xx% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

The Fund will invest in lower-rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, and local political and economic conditions could adversely affect the holdings in a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Minnesota High-Yield
Municipal Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2013, the Fund's Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was [9.03%] for the quarter ended [September 30, 2009] and its lowest quarterly return was [-6.04%] for the quarter ended [December 31, 2008]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Class A return before taxes
Class A return after taxes on distributions
Class A return after taxes on distributions and sale of Fund shares
Class B return before taxes
Class C return before taxes
Institutional Class return before taxes*	n/a	n/a	n/a
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

*The Fund's Institutional Class shares commenced operations as of the date of this prospectus and therefore do not have a historical performance record.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases. No new or subsequent investments currently are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income tax for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.

The Funds may also invest in securities of U.S. territories and possessions (such as Puerto Rico, Guam, and the Virgin Islands) to the extent that these securities are tax-exempt under the tax codes of U.S. government and the applicable state.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains that could be taxable to shareholders.

Delaware Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund's investment objective is nonfundamental. This means that each Fund's Board of Trustees (each a "Board" and together, the "Boards") may change the objective without obtaining shareholder approval. If the objective were changed, a Fund would notify shareholders at least 60 days before the change in the objective became effective.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may also be free of state income taxes in the state where they are issued. Please see the Funds' statement of additional information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax.

How the Funds use them: Under normal conditions, each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) will invest at least 80% of its respective assets (and without limit for Delaware Tax-Free Pennsylvania Fund) in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware Tax-Free New York Fund will invest at least 80% of net assets in tax-exempt obligations under normal market conditions.

Delaware Minnesota High-Yield Municipal Bond Fund may invest in both investment grade and below-investment-grade debt obligations. Investment grade debt obligations are bonds rated BBB- and above by S&P or similarly rated by another NRSRO, or in the case of unrated tax-exempt obligations, if they are equivalent in quality to BBB- and above in the Manager's opinion. Below-investment-grade debt obligations are bonds rated lower than BBB- by S&P or similarly rated by another NRSRO or, in the case of unrated tax-exempt obligations, if they are equivalent in quality to being rated below BBB- in the Manager's opinion. Both investment grade and below-investment-grade bonds may include general obligation bonds and revenue bonds.

Delaware Minnesota High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower-rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds (junk bonds)

High yield, high-risk municipal bonds are municipal debt obligations rated lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominantly speculative.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. We will generally do so only if we believe that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity bonds are municipal bonds whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds and privately owned sports facilities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

Private placement bonds are bonds sold directly to qualified institutional investors or accredited investors, such as banks, mutual funds, insurance companies, pension funds, and foundations. Private placement bonds do not require registration with the U.S. Securities and Exchange Commission, provided the securities are bought for investment purposes rather than resale. Privately placed bonds encompass a wide variety of fixed income investments including corporate obligations, real estate related, project finance and asset-backed loans.

How the Funds use them: Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund's investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income taxes and applicable state personal income taxes.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered a form of borrowing.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below-investment-grade are limited to 20% of the Fund's net assets.

Delaware Minnesota High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds, which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments. Delaware Tax-Free Pennsylvania Fund may invest without limit in floating rate and variable rate obligations.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. We may only enter into these transactions for hedging purposes if it is consistent with a Fund's investment objective and policies.

We may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities when aggregated with other taxable instruments and securities rated below-investment-grade (other than Delaware Minnesota High-Yield Municipal Bond Fund) does not exceed 20% of the Fund's total net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below-investment-grade.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as commodity pool operators under the CEA.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: The Funds may use interest rate swaps to adjust their sensitivity to interest rates by changing their duration. The Funds may also use interest rate swaps to hedge against changes in interest rates. We may use index swaps to gain exposure to markets that a Fund invests in and may also use index swaps as substitutes for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. We enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

We may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps (subject to the Fund's 15% limitation on the aggregate notional amount of credit default swaps when we are selling protection on a security or purchasing protection on a security that the Fund does not own) as long as the Fund's investment in these securities, when aggregated with other taxable investments and securities that are rated below-investment-grade (other than Delaware Minnesota High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limit on investments in securities rated below-investment-grade.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds (except Delaware Tax-Free Pennsylvania Fund) may invest without limit in investment grade municipal lease obligations, primarily through COPs, rated above BBB- by S&P, above Baa by Moody's, similarly rated by another NRSRO, or those that are deemed to be of comparable quality.

Delaware Tax-Free Pennsylvania Fund may invest up to 20% of its assets in municipal lease obligations, primarily through COPs.

As with the Funds' other investments, we expect their investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Other investment strategies

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objectives.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Downgraded quality ratings

The credit-quality restrictions described above for each Fund apply only at the time of purchase.  A Fund may continue to hold a security whose quality rating has been lowered or, in the case of an unrated bond, after we have changed our assessment of its credit quality.

Concentration

Depending on the supply of available bonds and how those bonds suit our investment needs, each Fund may concentrate its investments (investing more than 25% of total assets) in a particular segment of the bond market such as the housing, healthcare, and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund may also concentrate investments in transportation, education, and/or industrial obligations.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Funds. You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Interest rate risk is generally the most significant risk for these Funds. Because interest rate movements can be unpredictable, we do not try to increase return by aggressively capitalizing on interest rate moves. We do attempt to manage the duration of a Fund in order to take advantage of our market outlook, especially on a longer term basis.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market. In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: Each Fund spreads its assets across different types of municipal bonds and among bonds representing different industries and regions within a state. We also follow a rigorous selection process before choosing securities for the portfolios. Each Fund may concentrate its investments (investing 25% or more of total assets) in a particular segment of the bond market such as the housing, healthcare and/or utility industries. Each Fund may also invest 25% or more of total assets in industrial development bonds. We will generally concentrate our investments in a particular sector when the supply of bonds in other sectors does not suit our investment needs. This will expose a Fund to greater industry and security risk.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Minnesota High-Yield Municipal Bond Fund, and Delaware Tax-Free Pennsylvania Fund may also concentrate their investments in transportation, education, and/or industrial obligations.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: We conduct careful credit analysis of individual bonds and focus on high-quality bonds and limit our holdings of bonds rated below-investment-grade (except for Delaware Minnesota High-Yield Municipal Bond Fund). We also hold a number of different bonds in each portfolio. All of this is designed to help reduce credit risk.

Delaware Minnesota High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond (junk bond) risk

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk.

How the Funds strive to manage it: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) limits the amount of the portfolio that may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware Minnesota High-Yield Municipal Bond Fund. In striving to manage this risk, we hold a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: We take into consideration the likelihood of prepayment when we select bonds and in certain environments may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than for other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it, temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: A Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Geographic concentration risk

Geographic concentration risk is the risk that a fund that concentrates on investments from a particular state or region could be adversely affected by political and economic conditions in that state or region. There is also the risk that an inadequate supply of municipal bonds exists in a particular state.

How the Funds strive to manage it: Each Fund invests primarily in a specific state and may be subject to geographic concentration risk.  We carefully monitor the economies of each state, and in general we believe they are broad enough to satisfy our investment needs. In addition, we have the flexibility to invest in issuers in U.S. territories and possessions (such as Puerto Rico, the Virgin Islands, and Guam) to the extent these securities are tax-exempt under the tax codes of the U.S. government and the applicable state.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Under normal circumstances, each Fund will not invest more than 20% of its assets in bonds whose income is subject to the federal alternative minimum tax.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:  We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:  We evaluate the economic and political climate in the U.S. before selecting securities for the Funds. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Funds' investment manager. Together, the Manager and its affiliates manage, as of September 30, 2013, over $xxx billion in assets, including mutual funds, separate accounts and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments® funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers, during the last fiscal year as follows:

As a percentage of average daily net assets
Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Pennsylvania Fund

A discussion of the basis for the Boards' approval of the Funds' investment management agreements is available in the Funds' annual reports to shareholders for the period ended August 31, 2013.

Portfolio managers

Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi have an equal role in the management of the Funds. Mr. Baxter, Mr. Czepiel, and Mr. Gizzi assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003, July 2007, and December 2012, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department's investment strategy. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor's degree in finance and marketing from La Salle University.

Stephen J. Czepiel,Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm's municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm's municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor's degree in finance and economics from Duquesne University.

Gregory A. Gizzi, Senior Vice President, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm's municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor's degree in economics from Harvard University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Boards, for overseeing the Funds' sub-advisers and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisers to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

Each share class of a Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A, Class B, and Class C shares each have a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A

  Class A shares have an up-front sales charge of up to 4.50% (2.75% for Delaware Tax-Free Minnesota Intermediate Fund) that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares. See "Dealer compensation" below for further information. The Board adopted a formula for calculating 12b-1 plan expenses for the Class A shares of Delaware Tax-Free Pennsylvania Fund that went into effect on June 1, 1992. The total 12b-1 fee to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class B shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current net asset value (NAV), the percentage rate of the sales charge, and rounding.

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Funds
Delaware Minnesota High-Yield Municipal Bond Fund
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Minnesota Intermediate Fund
Less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.00%	1.01%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem shares of the Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem shares within the second year; and 0.75% if you redeem shares of Delaware Tax-Free Minnesota Intermediate Fund within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the amount of dealer compensation that is paid.

Class B

On May 22, 2013, Delaware Tax-Free Minnesota Intermediate Fund's Board of Trustees approved the elimination of the Fund's Class B shares.  Accordingly, the description of Class B shares below does not apply to Delaware Tax-Free Minnesota Intermediate Fund.

No new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Funds' Class B shares (if offered), except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% (currently limited to the 0.25% service fee) of average daily net assets paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of their higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fee applies.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

Calculation of contingent deferred sales charges — Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Institutional Class

  Institutional Class shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    RIAs investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or DSC allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

	Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund				Delaware Tax-Free Minnesota Intermediate Fund
	Class A1	Class B2	Class C3	Class A1	Class C3
Commission (%)	—	4.00%	1.00%	—	1.00%
Investment less than $100,000	4.00%	—	—	2.35%	—
$100,000 but less than $250,000	3.00%	—	—	1.75%	—
$250,000 but less than $500,000	2.00%	—	—	0.75%	—
$500,000 but less than $1 million	1.60%	—	—	0.75%	—
$1 million but less than $5 million	1.00%	—	—	0.75%	—
$5 million but less than $25 million	0.50%	—	—	0.50%	—
$25 million or more	0.25%	—	—	0.25%	—
12b-1 fee to dealer	0.25%	0.25%	1.00%	0.25%	1.00%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares (although under the plan adopted by the Board with respect to Delaware Tax-Free Pennsylvania Fund, which went into effect on June 1, 1992, a lesser amount may be paid). The maximum 12b-1 fee applicable to Class A shares of Delaware Tax-Free Minnesota Intermediate Fund is 0.25%, however, the Distributor has contracted to limit this amount to 0.15% from December __, 2013 through December __, 2014.

2 On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00%. With respect to Delaware  Tax-Free Pennsylvania Fund only, your securities dealer may also be eligible to receive a 12b-1 service fee of up to 0.25%. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares. However, the Distributor has contracted to limit this amount to the 0.25% service fee from March 1, 2013 through April 28, 2014 for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund; from April 1, 2013 through March 31, 2014 for Delware Tax-Free Minnesota Fund; from October 1, 2013 through September 30, 2014 for Delaware Tax-Free Idaho Fund and Delaware Minnesota High-Yield Municipal Bond Fund; and from July 1, 2013 through December 29, 2014 for Delaware Tax-Free Pennsylvania Fund.

3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% 12b-1 service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Investments® Funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through financial intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent

Through a letter of intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Not available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent.

Rights of accumulation

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Although the rights of accumulation do not apply to the purchase of Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007 with your purchase of Class A shares to qualify for rights of accumulation.	Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your rights of accumulation.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class B and Class C
Available. You will not have to pay an additional front-end sales charge.	Not available

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.

  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve® Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee by their broker, dealer, or registered investment advisor when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds' website at delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.  Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

The Funds' applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Classes A1, B, and C
Available

Redemptions that result from the right to liquidate a shareholder's account

Redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A1, B, and C
Available

Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A1, B, and C
Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

Class A1	Classes B and C
Available	Not available

1 The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

For Class A, Class B, and Class C shares only, you may purchase or exchange shares through our automated telephone service, or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Investments® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAVs may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and is subject to the Boards' oversight.

Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

When you send us a properly completed request to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at
 P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

For Class A, Class B, and Class C shares only, you may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums

For Class A, Class B, and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, it may be redeemed after 60 days' written notice to you.

For Institutional Class shares, if you redeem shares and your account balance falls below $250, we may redeem your shares after 60 days' written notice to you.

Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details). You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

 The applicable Limited CDSC for Class A shares and the CDSC for Class B (if applicable) and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Boards have adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.  In addition, a Fund or its transfer agent may enter into shareholder information agreements with such financial intermediaries under which a Fund may receive information (such as taxpayer identification numbers and Fund transaction activity) in order to identify frequent trading activity.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both as described below.

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes and, possibly, corporate income taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or redemptions of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale. Beginning with the 2012 calendar year, the Funds will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 ("covered shares"). Cost basis will be calculated using a Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on Delaware Investments' website at delawareinvestments.com as the information becomes available.

Medicare tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. The Foreign Account Tax Compliance Act ("FATCA") requires the reporting to the IRS of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by a Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale Fund shares) paid by a Fund after December 31, 2016 to certain "foreign financial institutions" and "non-financial foreign entities."

State tax considerations

The following sections address certain state income tax aspects of distributions from the Funds. Unless otherwise noted, the discussion is limited to income taxes applicable to individual shareholders.

Arizona state taxation. You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free Arizona Fund from your Arizona taxable income for purposes of the Arizona individual income tax if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of Arizona and its political subdivisions; or
 • qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California state taxation. You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free California Fund from your California taxable income for purposes of the California personal income tax if:

• the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;
 • the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and
 • the Fund properly identifies the dividends as California exempt-interest dividends in a written notice mailed to the investor.

Delaware Tax-Free California Fund may designate dividends as exempt from California income tax, only if:

• it qualifies as a regulated investment company under the Internal Revenue Code; and
 • at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from Delaware Tax-Free California Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.

Colorado state taxation. You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free Colorado Fund from your Colorado taxable income for purposes of the Colorado individual income tax if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:

• obligations of the State of Colorado or its political subdivisions that are issued on or after May 1, 1980;
 • obligations of the State of Colorado or its political subdivisions that were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and
 • qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

Idaho state taxation. According to a ruling, which Delaware Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt-interest dividends paid to you by Delaware Tax-Free Idaho Fund are not subject to the Idaho personal income tax as long as the dividends are attributable to:

• interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or
 • interest earned on qualifying obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

Minnesota state taxation. Individuals, estates and trusts may exclude any exempt-interest dividends paid by Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund from their Minnesota taxable net income if such dividends are derived from tax-exempt interest on obligations of Minnesota and its political subdivisions and if the dividends are excluded from gross income for federal income tax purposes as long as the following condition is met:

• exempt-interest dividends from tax-exempt obligations of Minnesota and its political subdivisions represent 95% or more of the total exempt-interest dividends (including the portion of exempt-interest dividends exempt from state taxation under the laws of the United States) paid to shareholders by the Fund.

Exempt-interest dividends derived from other obligations (except exempt-interest dividends exempt from state taxation under the laws of the United States) must be added back to federal taxable income in computing Minnesota taxable net income. However, dividends attributable to interest derived from qualifying obligations of the United States may be excluded from Minnesota taxable net income to the extent such interest was included in federal taxable income (although such obligations could affect the above-referenced 95% requirement with respect to obligations of Minnesota and its political subdivisions).

Exempt-interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Certain corporations that receive distributions from the Minnesota Funds, including exempt-interest dividends, may be subject to the Minnesota franchise tax imposed on corporations.

New York state and city taxation. You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free New York Fund from your taxable income for purposes of the New York state personal income tax and the New York City personal income tax, if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:

• obligations of the State of New York or its political subdivisions;
 • qualifying obligations of U.S. territories and possessions.

Dividends from (or the value of) Delaware Tax-Free New York Fund, including exempt-interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to (or held by) shareholders subject to such taxes.

Pennsylvania state taxation. Distributions paid by Delaware Tax-Free Pennsylvania Fund that are attributable to interest on Pennsylvania state and municipal obligations or qualifying obligations of the United States and certain of its territories or possessions, the interest on which is exempt from state taxation under the laws of Pennsylvania or the United States, will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions paid by the Fund that are designated as capital gain dividends for federal income tax purposes, will also be exempt from Philadelphia School District investment income tax. Other Pennsylvania counties, cities, and townships generally do not tax individuals on unearned income. It is not expected that distributions from the Fund will be exempt from taxes in states other than Pennsylvania.

The instructions to the Pennsylvania corporate tax report provide, among other things, that (i) an investment in the Fund by a corporate shareholder will qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Fund comprise investments in Pennsylvania state and municipal obligations and/or qualifying obligations of the United States that would be exempt assets if owned directly by the corporation and (ii) to the extent distributions from the Fund consist of either exempt-interest dividends attributable to interest on Pennsylvania state and municipal obligations that are excluded from taxable income for federal income tax purposes (determined before net operating carryovers and special deductions) or interest on qualifying obligations of the United States, they will not be subject to the Pennsylvania corporate net income tax.

Shareholders of the Fund will receive notification from the Fund annually as to the taxability of such distributions in Pennsylvania.

Expenses to carry tax-exempt obligations. Note that in addition to the discussion of the various state income taxes above, interest on indebtedness incurred or continued to purchase or carry obligations, the income from which is exempt from state taxation, may not be deductible for state income tax purposes.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the 2013, 2012, 2011, and 2010 fiscal years has been audited by [_____________________], independent registered public accounting firm, whose reports, along with the Funds' financial statements, are included in the annual reports, which are available upon request by calling 800 523-1918.  For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Because the Funds' Institutional Class shares commenced operations as of the date of this Prospectus, there are no financial highlights for the Institutional Class shares.

Because Delaware Tax-Free Minnesota Intermediate Fund's Class B shares were eliminated on May 30, 2013, there is no financial highlight information for this share class.

Delaware Tax-Free Arizona Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.340	$11.760	$11.090	$10.930
Income (loss) from investment operations:
Net investment income		0.460	0.445	0.447	0.431
Net realized and unrealized gain (loss)		0.670	(0.394)	0.668	0.158
Total from investment operations		1.130	0.051	1.115	0.589
Less dividends and distributions from:
Net investment income		(0.457)	(0.444)	(0.445)	(0.429)
Net realized gain		(0.003)	(0.027)	—	—
Total dividends and distributions		(0.460)	(0.471)	(0.445)	(0.429)

Net asset value, end of period		$12.010	$11.340	$11.760	$11.090

Total return[1]		10.15%	0.57%	10.27%	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$99,953	$95,487	$108,214	$113,689
Ratio of expenses to average net assets		0.84%	0.87%	0.86%	0.75%
Ratio of expenses to average net assets prior to fees waived		0.90%	0.93%	0.92%	0.91%
Ratio of net investment income to average net assets		3.94%	3.98%	3.94%	4.07%
Ratio of net investment income to average net assets prior to fees waived		3.88%	3.92%	3.88%	3.91%
Portfolio turnover		34%	32%	15%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.340	$11.760	$11.100	$10.940
Income (loss) from investment operations:
Net investment income		0.373	0.361	0.362	0.352
Net realized and unrealized gain (loss)		0.680	(0.394)	0.658	0.158
Total from investment operations		1.053	(0.033)	1.020	0.510
Less dividends and distributions from:
Net investment income		(0.370)	(0.360)	(0.360)	(0.350)
Net realized gain		(0.003)	(0.027)	—	—
Total dividends and distributions		(0.373)	(0.387)	(0.360)	(0.350)

Net asset value, end of period		$12.020	$11.340	$11.760	$11.100
Total return[1]		9.42%	(0.18%)	9.35%	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$224	$757	$2,917	$6,509
Ratio of expenses to average net assets		1.59%	1.62%	1.61%	1.50%
Ratio of expenses to average net assets prior to fees waived		1.65%	1.68%	1.67%	1.66%
Ratio of net investment income to average net assets		3.19%	3.23%	3.19%	3.32%
Ratio of net investment income to average net assets prior to fees waived		3.13%	3.17%	3.13%	3.16%
Portfolio turnover		34%	32%	15%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.370	$11.790	$11.120	$10.960
Income (loss) from investment operations:
Net investment income		0.373	0.362	0.363	0.352
Net realized and unrealized gain (loss)		0.670	(0.394)	0.668	0.158
Total from investment operations		1.043	(0.032)	1.031	0.510
Less dividends and distributions from:
Net investment income		(0.370)	(0.361)	(0.361)	(0.350)
Net realized gain		(0.003)	(0.027)	—	—
Total dividends and distributions		(0.373)	(0.388)	(0.361)	(0.350)

Net asset value, end of period		$12.040	$11.370	$11.790	$11.120

Total return[1]		9.31%	(0.17%)	9.43%	4.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$7,108	$6,801	$7,995	$7,257
Ratio of expenses to average net assets		1.59%	1.62%	1.61%	1.50%
Ratio of expenses to average net assets prior to fees waived		1.65%	1.68%	1.67%	1.66%
Ratio of net investment income to average net assets		3.19%	3.23%	3.19%	3.32%
Ratio of net investment income to average net assets prior to fees waived		3.13%	3.17%	3.13%	3.16%
Portfolio turnover		34%	32%	15%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.170	$11.570	$10.620	$10.800
Income (loss) from investment operations:
Net investment income		0.484	0.476	0.497	0.448
Net realized and unrealized gain (loss)		1.039	(0.401)	0.950	(0.182)
Total from investment operations		1.523	0.075	1.447	0.266
Less dividends and distributions from:
Net investment income		(0.483)	(0.475)	(0.497)	(0.446)
Total dividends and distributions		(0.483)	(0.475)	(0.497)	(0.446)
Net asset value, end of period		$12.210	$11.170	$11.570	$10.620
Total return[1]		13.90%	0.83%	13.92%	2.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$97,821	$67,047	$72,902	$61,132
Ratio of expenses to average net assets		0.82%	0.82%	0.82%	0.88%
Ratio of expenses to average net assets prior to fees waived		0.97%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets		4.10%	4.36%	4.48%	4.42%
Ratio of net investment income to average net assets prior to fees waived		3.95%	4.20%	4.32%	4.33%
Portfolio turnover		32%	44%	35%	59%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.210	$11.610	$10.670	$10.840
Income (loss) from investment operations:
Net investment income		0.398	0.395	0.416	0.373
Net realized and unrealized gain (loss)		1.049	(0.401)	0.940	(0.172)
Total from investment operations		1.447	(0.006)	1.356	0.201
Less dividends and distributions from:
Net investment income		(0.397)	(0.394)	(0.416)	(0.371)
Total dividends and distributions		(0.397)	(0.394)	(0.416)	(0.371)
Net asset value, end of period		$12.260	$11.210	$11.610	$10.670
Total return[1]		13.10%	0.09%	12.93%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$905	$1,307	$3,254	$4,938
Ratio of expenses to average net assets		1.57%	1.57%	1.57%	1.63%
Ratio of expenses to average net assets prior to fees waived		1.72%	1.73%	1.73%	1.72%
Ratio of net investment income to average net assets		3.35%	3.61%	3.73%	3.67%
Ratio of net investment income to average net assets prior to fees waived		3.20%	3.45%	3.57%	3.58%
Portfolio turnover		32%	44%	35%	59%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.180	$11.590	$10.640	$10.810
Income (loss) from investment operations:
Net investment income		0.397	0.394	0.415	0.373
Net realized and unrealized gain (loss)		1.049	(0.411)	0.950	(0.172)
Total from investment operations		1.446	(0.017)	1.365	0.201
Less dividends and distributions from:
Net investment income		(0.396)	(0.393)	(0.415)	(0.371)
Total dividends and distributions		(0.396)	(0.393)	(0.415)	(0.371)
Net asset value, end of period		$12.230	$11.180	$11.590	$10.640
Total return[1]		13.13%	(0.01%)	13.06%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$18,830	$14,863	$15,526	$13,530
Ratio of expenses to average net assets		1.57%	1.57%	1.57%	1.63%
Ratio of expenses to average net assets prior to fees waived		1.72%	1.73%	1.73%	1.72%
Ratio of net investment income to average net assets		3.35%	3.61%	3.73%	3.67%
Ratio of net investment income to average net assets prior to fees waived		3.20%	3.45%	3.57%	3.58%
Portfolio turnover		32%	44%	35%	59%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.880	$11.260	$10.600	$10.640
Income (loss) from investment operations:
Net investment income		0.444	0.460	0.455	0.452
Net realized and unrealized gain (loss)		0.758	(0.397)	0.661	(0.041)
Total from investment operations		1.202	0.063	1.116	0.411
Less dividends and distributions from:
Net investment income		(0.442)	(0.443)	(0.456)	(0.451)
Total dividends and distributions		(0.442)	(0.443)	(0.456)	(0.451)
Net asset value, end of period		$11.640	$10.880	$11.260	$10.600
Total return[1]		11.23%	0.71%	10.74%	4.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$230,787	$216,151	$237,545	$226,393
Ratio of expenses to average net assets		0.84%	0.88%	0.93%	0.90%
Ratio of expenses to average net assets prior to fees waived		0.93%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets		3.91%	4.30%	4.16%	4.43%
Ratio of net investment income to average net assets prior to fees waived		3.82%	4.23%	4.14%	4.38%
Portfolio turnover		24%	26%	17%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.890	$11.270	$10.610	$10.640
Income (loss) from investment operations:
Net investment income		0.360	0.380	0.373	0.375
Net realized and unrealized gain (loss)		0.758	(0.397)	0.661	(0.031)
Total from investment operations		1.118	(0.017)	1.034	0.344
Less dividends and distributions from:
Net investment income		(0.358)	(0.363)	(0.374)	(0.374)
Total dividends and distributions		(0.358)	(0.363)	(0.374)	(0.374)

Net asset value, end of period		$11.650	$10.890	$11.270	$10.610
Total return[1]		10.41%	(0.04%)	9.91%	3.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$173	$609	$1,429	$2,693
Ratio of expenses to average net assets		1.59%	1.63%	1.68%	1.65%
Ratio of expenses to average net assets prior to fees waived		1.68%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets		3.16%	3.55%	3.41%	3.68%
Ratio of net investment income to average net assets prior to fees waived		3.07%	3.48%	3.39%	3.63%
Portfolio turnover		24%	26%	17%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.910	$11.290	$10.630	$10.660
Income (loss) from investment operations:
Net investment income		0.360	0.381	0.374	0.375
Net realized and unrealized gain (loss)		0.758	(0.397)	0.661	(0.031)
Total from investment operations		1.118	(0.016)	1.035	0.344
Less dividends and distributions from:
Net investment income		(0.358)	(0.364)	(0.375)	(0.374)
Total dividends and distributions		(0.358)	(0.364)	(0.375)	(0.374)

Net asset value, end of period		$11.670	$10.910	$11.290	$10.630
Total return[1]		10.39%	(0.03%)	9.90%	3.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$14,282	$13,253	$15,155	$11,542
Ratio of expenses to average net assets		1.59%	1.63%	1.68%	1.65%
Ratio of expenses to average net assets prior to fees waived		1.68%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets		3.16%	3.55%	3.41%	3.68%
Ratio of net investment income to average net assets prior to fees waived		3.07%	3.48%	3.39%	3.63%
Portfolio turnover		24%	26%	17%	27%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.730	$12.120	$11.490	$11.260
Income (loss) from investment operations:
Net investment income		0.438	0.438	0.431	0.436
Net realized and unrealized gain (loss)		0.509	(0.385)	0.633	0.228
Total from investment operations		0.947	0.053	1.064	0.664
Less dividends and distributions from:
Net investment income		(0.437)	(0.436)	(0.434)	(0.434)
Net realized gain		—	(0.007)	—	—
Total dividends and distributions		(0.437)	(0.443)	(0.434)	(0.434)

Net asset value, end of period		$12.240	$11.730	$12.120	$11.490
Total return[1]		8.21%	0.56%	9.44%	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$119,025	$98,821	$104,287	$86,445
Ratio of expenses to average net assets		0.88%	0.90%	0.94%	0.88%
Ratio of expenses to average net assets prior to fees waived		0.94%	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets		3.65%	3.78%	3.66%	3.94%
Ratio of net investment income to average net assets prior to fees waived		3.59%	3.72%	3.64%	3.86%
Portfolio turnover		17%	32%	7%	10%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.710	$12.100	$11.470	$11.240
Income (loss) from investment operations:
Net investment income		0.348	0.350	0.343	0.353
Net realized and unrealized gain (loss)		0.509	(0.385)	0.633	0.228
Total from investment operations		0.857	(0.035)	0.976	0.581
Less dividends and distributions from:
Net investment income		(0.347)	(0.348)	(0.346)	(0.351)
Net realized gain		—	(0.007)	—	—
Total dividends and distributions		(0.347)	(0.355)	(0.346)	(0.351)
Net asset value, end of period		$12.220	$11.710	$12.100	$11.470
Total return[1]		7.41%	(0.19%)	8.64%	5.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$582	$912	$2,450	$3,359
Ratio of expenses to average net assets		1.63%	1.65%	1.69%	1.63%
Ratio of expenses to average net assets prior to fees waived		1.69%	1.71%	1.71%	1.71%
Ratio of net investment income to average net assets		2.90%	3.03%	2.91%	3.19%
Ratio of net investment income to average net assets prior to fees waived		2.84%	2.97%	2.89%	3.11%
Portfolio turnover		17%	32%	7%	10%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.720	$12.110	$11.480	$11.250
Income (loss) from investment operations:
Net investment income		0.348	0.351	0.342	0.353
Net realized and unrealized gain (loss)		0.509	(0.385)	0.633	0.228
Total from investment operations		0.857	(0.034)	0.975	0.581
Less dividends and distributions from:
Net investment income		(0.347)	(0.349)	(0.345)	(0.351)
Net realized gain		—	(0.007)	—	—
Total dividends and distributions		(0.347)	(0.356)	(0.345)	(0.351)
Net asset value, end of period		$12.230	$11.720	$12.110	$11.480
Total return[1]		7.41%	(0.20%)	8.63%	5.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$40,738	$35,797	$35,591	$19,176
Ratio of expenses to average net assets		1.63%	1.65%	1.69%	1.63%
Ratio of expenses to average net assets prior to fees waived		1.69%	1.71%	1.71%	1.71%
Ratio of net investment income to average net assets		2.90%	3.03%	2.91%	3.19%
Ratio of net investment income to average net assets prior to fees waived		2.84%	2.97%	2.89%	3.11%
Portfolio turnover		17%	32%	7%	10%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.800	$11.150	$10.450	$10.300
Income (loss) from investment operations:
Net investment income		0.426	0.406	0.429	0.409
Net realized and unrealized gain (loss)		0.867	(0.351)	0.700	0.148
Total from investment operations		1.293	0.055	1.129	0.557
Less dividends and distributions from:
Net investment income		(0.423)	(0.405)	(0.429)	(0.407)
Total dividends and distributions		(0.423)	(0.405)	(0.429)	(0.407)
Net asset value, end of period		$11.670	$10.800	$11.150	$10.450
Total return[1]		12.18%	0.63%	11.02%	5.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$53,456	$37,051	$37,716	$22,780
Ratio of expenses to average net assets		0.80%	0.80%	0.80%	0.85%
Ratio of expenses to average net assets prior to fees waived		1.01%	1.05%	1.07%	1.10%
Ratio of net investment income to average net assets		3.77%	3.82%	3.94%	4.10%
Ratio of net investment income to average net assets prior to fees waived		3.56%	3.57%	3.67%	3.85%
Portfolio turnover		28%	54%	15%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.780	$11.120	$10.420	$10.270
Income (loss) from investment operations:
Net investment income		0.341	0.326	0.347	0.334
Net realized and unrealized gain (loss)		0.867	(0.341)	0.700	0.148
Total from investment operations		1.208	(0.015)	1.047	0.482
Less dividends and distributions from:
Net investment income		(0.338)	(0.325)	(0.347)	(0.332)
Total dividends and distributions		(0.338)	(0.325)	(0.347)	(0.332)
Net asset value, end of period		$11.650	$10.780	$11.120	$10.420
Total return[1]		11.36%	(0.04%)	10.21%	4.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$318	$477	$736	$1,018
Ratio of expenses to average net assets		1.55%	1.55%	1.55%	1.60%
Ratio of expenses to average net assets prior to fees waived		1.76%	1.80%	1.82%	1.85%
Ratio of net investment income to average net assets		3.02%	3.07%	3.19%	3.35%
Ratio of net investment income to average net assets prior to fees waived		2.81%	2.82%	2.92%	3.10%
Portfolio turnover		28%	54%	15%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.780	$11.120	$10.420	$10.270
Income (loss) from investment operations:
Net investment income		0.340	0.326	0.346	0.333
Net realized and unrealized gain (loss)		0.857	(0.341)	0.700	0.148
Total from investment operations		1.197	(0.015)	1.046	0.481
Less dividends and distributions from:
Net investment income		(0.337)	(0.325)	(0.346)	(0.331)
Total dividends and distributions		(0.337)	(0.325)	(0.346)	(0.331)
Net asset value, end of period		$11.640	$10.780	$11.120	$10.420
Total return[1]		11.26%	(0.04%)	10.20%	4.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$20,524	$14,235	$13,462	$5,651
Ratio of expenses to average net assets		1.55%	1.55%	1.55%	1.60%
Ratio of expenses to average net assets prior to fees waived		1.76%	1.80%	1.82%	1.85%
Ratio of net investment income to average net assets		3.02%	3.07%	3.19%	3.35%
Ratio of net investment income to average net assets prior to fees waived		2.81%	2.82%	2.92%	3.10%
Portfolio turnover		28%	54%	15%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Pennsylvania Fund

	Period from 8/14/13					Year ended
Class A shares	to 8/31/13	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
Net asset value, beginning of period		$8.260	$7.550	$7.920	$7.410	$7.610
Income (loss) from investment operations:
Net investment income		0.315	0.329	0.349	0.346	0.329
Net realized and unrealized gain (loss)		0.150	0.710	(0.304)	0.609	(0.200)
Total from investment operations		0.465	1.039	0.045	0.955	0.129
Less dividends and distributions from:
Net investment income		(0.315)	(0.329)	(0.349)	(0.346)	(0.329)
Net realized gain		—	—	(0.066)	(0.099)	—
Total dividends and distributions		(0.315)	(0.329)	(0.415)	(0.445)	(0.329)

Net asset value, end of period		$8.410	$8.260	$7.550	$7.920	$7.410

Total return[1]		5.73%	14.06%	0.48%	13.15%	1.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$524,539	$508,505	$470,369	$503,534	$468,737
Ratio of expenses to average net assets		0.88%	0.88%	0.90%	0.93%	0.90%
Ratio of expenses to average net assets prior to fees waived		0.98%	0.98%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets		3.77%	4.19%	4.42%	4.46%	4.34%
Ratio of net investment income to average net assets prior to fees waived		3.67%	4.09%	4.34%	4.41%	4.28%
Portfolio turnover		20%	21%	31%	43%	24%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free Pennsylvania Fund

	Period from 3/1/13					Year ended
Class B shares	to 8/31/13	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
Net asset value, beginning of period		$8.260	$7.550	$7.910	$7.410	$7.610
Income (loss) from investment operations:
Net investment income		0.252	0.269	0.289	0.287	0.271
Net realized and unrealized gain (loss)		0.140	0.710	(0.294)	0.598	(0.200)
Total from investment operations		0.392	0.979	(0.005)	0.885	0.071
Less dividends and distributions from:
Net investment income		(0.252)	(0.269)	(0.289)	(0.286)	(0.271)
Net realized gain		—	—	(0.066)	(0.099)	—
Total dividends and distributions		(0.252)	(0.269)	(0.355)	(0.385)	(0.271)

Net asset value, end of period		$8.400	$8.260	$7.550	$7.910	$7.410

Total return[1]		4.81%	13.20%	(0.16%)	12.15%	0.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$882	$1,489	$2,549	$4,259	$5,543
Ratio of expenses to average net assets		1.64%	1.64%	1.66%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived		1.69%	1.69%	1.69%	1.70%	1.69%
Ratio of net investment income to average net assets		3.01%	3.43%	3.66%	3.70%	3.57%
Ratio of net investment income to average net assets prior to fees waived		2.96%	3.38%	3.63%	3.69%	3.55%
Portfolio turnover		20%	21%	31%	43%	24%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Pennsylvania Fund

	Period from 3/1/13					Year ended
Class C shares	to 8/31/13	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
Net asset value, beginning of period		$8.260	$7.560	$7.920	$7.420	$7.610
Income (loss) from investment operations:
Net investment income		0.252	0.269	0.289	0.287	0.271
Net realized and unrealized gain (loss)		0.150	0.700	(0.294)	0.598	(0.190)
Total from investment operations		0.402	0.969	(0.005)	0.885	0.081
Less dividends and distributions from:
Net investment income		(0.252)	(0.269)	(0.289)	(0.286)	(0.271)
Net realized gain		—	—	(0.066)	(0.099)	—
Total dividends and distributions		(0.252)	(0.269)	(0.355)	(0.385)	(0.271)

Net asset value, end of period		$8.410	$8.260	$7.560	$7.920	$7.420

Total return[1]		4.93%	13.05%	(0.15%)	12.14%	1.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$39,572	$27,311	$21,571	$15,867	$11,632
Ratio of expenses to average net assets		1.64%	1.64%	1.66%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived		1.69%	1.69%	1.69%	1.70%	1.69%
Ratio of net investment income to average net assets		3.01%	3.43%	3.66%	3.70%	3.57%
Ratio of net investment income to average net assets prior to fees waived		2.96%	3.38%	3.63%	3.69%	3.55%
Portfolio turnover		20%	21%	31%	43%	24%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$12.480	$12.730	$12.180	$12.120
Income (loss) from investment operations:
Net investment income		0.487	0.492	0.484	0.474
Net realized and unrealized gain (loss)		0.660	(0.198)	0.550	0.107
Total from investment operations		1.147	0.294	1.034	0.581
Less dividends and distributions from:
Net investment income		(0.488)	(0.492)	(0.484)	(0.473)
Net realized gain		(0.109)	(0.052)	—	(0.048)
Total dividends and distributions		(0.597)	(0.544)	(0.484)	(0.521)
Net asset value, end of period		$13.030	$12.480	$12.730	$12.180
Total return[1]		9.41%	2.50%	8.66%	5.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$577,061	$538,170	$586,651	$559,393
Ratio of expenses to average net assets excluding interest and fees on short–term floating rate notes issued		0.90%	0.91%	0.93%	0.92%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses[2]		0.90%	0.91%	0.93%	0.93%

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived		0.92%	0.93%	0.93%	0.94%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses prior to fees waived [2]		0.92%	0.93%	0.93%	0.95%
Ratio of net investment income to average net assets		3.81%	4.02%	3.89%	4.03%
Ratio of net investment income to average net assets prior to fees waived		3.79%	4.00%	3.89%	4.01%
Portfolio turnover		16%	12%	20%	20%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2

Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses, which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees' fees in connection with the Fund's participation in inverse floater programs.

Delaware Tax-Free Minnesota Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$12.490	$12.740	$12.190	$12.130
Income (loss) from investment operations:
Net investment income		0.391	0.400	0.391	0.386
Net realized and unrealized gain (loss)		0.660	(0.197)	0.550	0.107
Total from investment operations		1.051	0.203	0.941	0.493
Less dividends and distributions from:
Net investment income		(0.392)	(0.401)	(0.391)	(0.385)
Net realized gain		(0.109)	(0.052)	—	(0.048)
Total dividends and distributions		(0.501)	(0.453)	(0.391)	(0.433)
Net asset value, end of period		$13.040	$12.490	$12.740	$12.190
Total return[1]		8.59%	1.74%	7.85%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$2,115	$3,697	$7,234	$9,506
Ratio of expenses to average net assets excluding interest and fees on short term floating rate notes issued		1.65%	1.66%	1.68%	1.67%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses[2]		1.65%	1.66%	1.68%	1.68%

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived		1.67%	1.68%	1.68%	1.69%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses prior to fees waived [2]		1.67%	1.68%	1.68%	1.70%
Ratio of net investment income to average net assets		3.06%	3.27%	3.14%	3.28%
Ratio of net investment income to average net assets prior to fees waived		3.04%	3.25%	3.14%	3.26%
Portfolio turnover		16%	12%	20%	20%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2

Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses, which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees' fees in connection with the Fund's participation in inverse floater programs.

Delaware Tax-Free Minnesota Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$12.520	$12.780	$12.220	$12.160
Income (loss) from investment operations:
Net investment income		0.392	0.401	0.392	0.386
Net realized and unrealized gain (loss)		0.660	(0.207)	0.560	0.107
Total from investment operations		1.052	0.194	0.952	0.493
Less dividends and distributions from:
Net investment income		(0.393)	(0.402)	(0.392)	(0.385)
Net realized gain		(0.109)	(0.052)	—	(0.048)
Total dividends and distributions		(0.502)	(0.454)	(0.392)	(0.433)
Net asset value, end of period		$13.070	$12.520	$12.780	$12.220
Total return[1]		8.58%	1.66%	7.91%	4.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$41,368	$34,425	$38,981	$34,174

Ratio of expenses to average net assets excluding interest and fees on short term floating rate notes issued		1.65%	1.66%	1.68%	1.67%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses[2]		1.65%	1.66%	1.68%	1.68%

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived		1.67%	1.68%	1.68%	1.69%
Interest and fees on short-term floating rate notes issued		—	—	—	0.01%
Total expenses prior to fees waived [2]		1.67%	1.68%	1.68%	1.70%
Ratio of net investment income to average net assets		3.06%	3.27%	3.14%	3.28%
Ratio of net investment income to average net assets prior to fees waived		3.04%	3.25%	3.14%	3.26%
Portfolio turnover		16%	12%	20%	20%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2

Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses, which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees' fees in connection with the Fund's participation in inverse floater programs.

Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.130	$11.290	$10.820	$10.720
Income (loss) from investment operations:
Net investment income		0.355	0.375	0.376	0.384
Net realized and unrealized gain (loss)		0.400	(0.160)	0.469	0.100
Total from investment operations		0.755	0.215	0.845	0.484
Less dividends and distributions from:
Net investment income		(0.355)	(0.375)	(0.375)	(0.384)
Total dividends and distributions		(0.355)	(0.375)	(0.375)	(0.384)
Net asset value, end of period		$11.530	$11.130	$11.290	$10.820
Total return[1]		6.88%	2.02%	7.96%	4.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$97,032	$87,924	$96,568	$78,021
Ratio of expenses to average net assets		0.84%	0.84%	0.82%	0.75%
Ratio of expenses to average net assets prior to fees waived		0.94%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets		3.12%	3.43%	3.42%	3.62%
Ratio of net investment income to average net assets prior to fees waived		3.02%	3.32%	3.28%	3.40%
Portfolio turnover		21%	24%	22%	12%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$11.160	$11.320	$10.840	$10.740
Income (loss) from investment operations:
Net investment income		0.259	0.283	0.283	0.295
Net realized and unrealized gain (loss)		0.400	(0.160)	0.479	0.100
Total from investment operations		0.659	0.123	0.762	0.395
Less dividends and distributions from:
Net investment income		(0.259)	(0.283)	(0.282)	(0.295)
Total dividends and distributions		(0.259)	(0.283)	(0.282)	(0.295)
Net asset value, end of period		$11.560	$11.160	$11.320	$10.840
Total return[1]		5.96%	1.16%	7.14%	3.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$16,210	$13,949	$14,649	$11,276
Ratio of expenses to average net assets		1.69%	1.69%	1.67%	1.60%
Ratio of expenses to average net assets prior to fees waived		1.69%	1.70%	1.71%	1.72%
Ratio of net investment income to average net assets		2.27%	2.58%	2.57%	2.77%
Ratio of net investment income to average net assets prior to fees waived		2.27%	2.57%	2.53%	2.65%
Portfolio turnover		21%	24%	22%	12%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class A shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.490	$10.710	$9.910	$10.000
Income (loss) from investment operations:
Net investment income		0.420	0.430	0.415	0.422
Net realized and unrealized gain (loss)		0.596	(0.222)	0.798	(0.091)
Total from investment operations		1.016	0.208	1.213	0.331
Less dividends and distributions from:
Net investment income		(0.426)	(0.428)	(0.413)	(0.421)
Total dividends and distributions		(0.426)	(0.428)	(0.413)	(0.421)
Net asset value, end of period		$11.080	$10.490	$10.710	$9.910
Total return[1]		9.86%	2.12%	12.46%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$124,717	$108,830	$119,038	$107,951
Ratio of expenses to average net assets		0.89%	0.91%	0.93%	0.89%
Ratio of expenses to average net assets prior to fees waived		0.97%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets		3.89%	4.20%	4.02%	4.49%
Ratio of net investment income to average net assets prior to fees waived		3.81%	4.13%	3.97%	4.41%
Portfolio turnover		13%	5%	11%	12%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class B shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.510	$10.720	$9.920	$10.010
Income (loss) from investment operations:
Net investment income		0.340	0.354	0.338	0.352
Net realized and unrealized gain (loss)		0.586	(0.212)	0.798	(0.091)
Total from investment operations		0.926	0.142	1.136	0.261
Less dividends and distributions from:
Net investment income		(0.346)	(0.352)	(0.336)	(0.351)
Total dividends and distributions		(0.346)	(0.352)	(0.336)	(0.351)
Net asset value, end of period		$11.090	$10.510	$10.720	$9.920

Total return[1]		8.93%	1.46%	11.62%	2.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$1,928	$2,892	$4,130	$4,995
Ratio of expenses to average net assets		1.64%	1.66%	1.68%	1.64%
Ratio of expenses to average net assets prior to fees waived		1.72%	1.73%	1.73%	1.72%
Ratio of net investment income to average net assets		3.14%	3.45%	3.27%	3.74%
Ratio of net investment income to average net assets prior to fees waived		3.06%	3.38%	3.22%	3.66%
Portfolio turnover		13%	5%	11%	12%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class C shares	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
Net asset value, beginning of period		$10.510	$10.730	$9.930	$10.020
Income (loss) from investment operations:
Net investment income		0.340	0.354	0.338	0.352
Net realized and unrealized gain (loss)		0.596	(0.222)	0.798	(0.091)
Total from investment operations		0.936	0.132	1.136	0.261
Less dividends and distributions from:
Net investment income		(0.346)	(0.352)	(0.336)	(0.351)
Total dividends and distributions		(0.346)	(0.352)	(0.336)	(0.351)
Net asset value, end of period		$11.100	$10.510	$10.730	$9.930

Total return[1]		9.03%	1.36%	11.61%	2.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$33,432	$26,718	$28,727	$24,740
Ratio of expenses to average net assets		1.64%	1.66%	1.68%	1.64%
Ratio of expenses to average net assets prior to fees waived		1.72%	1.73%	1.73%	1.72%
Ratio of net investment income to average net assets		3.14%	3.45%	3.27%	3.74%
Ratio of net investment income to average net assets prior to fees waived		3.06%	3.38%	3.22%	3.66%
Portfolio turnover		13%	5%	11%	12%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
 A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
 This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722.

Additional information about the Funds' investments is available in their annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' website (delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
 100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-322 [8/13] PDF xxxxx [12/13]

Investment Company Act number: 811-04977, 811-04364, 811-06411, 811-07742, 811-04989, 811-03910, and 811-02715

STATEMENT OF ADDITIONAL INFORMATION
December [__], 2013

Nasdaq ticker symbols
	Class A	Class B	Class C	Institutional
Class
Voyageur Insured Funds
Delaware Tax-Free Arizona Fund	VAZIX	DVABX	DVACX
Voyageur Mutual Funds
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMYX	DVMMX
Delaware Tax-Free California Fund	DVTAX	DVTFX	DVFTX
Delaware Tax-Free Idaho Fund	VIDAX	DVTIX	DVICX
Delaware Tax-Free New York Fund	FTNYX	DVTNX	DVFNX
Voyageur Tax Free Funds
Delaware Tax-Free Minnesota Fund	DEFFX	DMOBX	DMOCX
Voyageur Intermediate Tax Free Funds
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	N/A	DVSCX
Voyageur Mutual Funds II
Delaware Tax-Free Colorado Fund	VCTFX	DVBTX	DVCTX
Delaware Group State Tax-Free Income Trust
Delaware Tax-Free Pennsylvania Fund	DELIX	DPTBX	DPTCX

P.O. Box 9876, Providence, RI 02940-8076 (regular mail)
4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service)

For Prospectuses, Performance, and Information on Existing Accounts: 800 523-1918
For Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information (the “Part B”) supplements the information contained in the current prospectuses (the “Prospectuses”), dated December [__], 2013, as they may be amended from time to time, for each of the municipal bond funds listed above (each a “Fund” and collectively, the “Funds”). This Part B should be read in conjunction with the Prospectuses. This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained through our website at delawareinvestments.com; by writing or calling your financial adviser; or by contacting the Funds’ distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address, or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. The Funds’ financial statements, the notes relating thereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Investment Plans	57
Investment Objectives, Restrictions, and Policies	2	Determining Offering Price and Net Asset Value	59
Investment Strategies and Risks	4	Redemption and Exchange	60
Insurance	21	Distributions and Taxes	66
Disclosure of Portfolio Holdings Information	27	Performance	77
Management of the Trusts	28	Financial Statements	77
Investment Manager and Other Service Providers	38	Principal Holders	78
Portfolio Managers	43	Appendix A — Special Factors Affecting the Funds	88
Trading Practices and Brokerage	45	Appendix B — Description of Ratings	117
Capital Structure	46
Purchasing Shares	46

     This Part B describes the Funds, which are series of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust (each a “Trust” and together, the “Trusts”). Each Fund offers Class A, B (except for Delaware Tax-Free Minnesota Intermediate Fund), and C shares (each individually, a “Class” and collectively, the “Retail Classes”) and Institutional Class shares (together with the Retail Class, the “Classes”). All references to “shares” in this Part B refer to all Classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization
     The Trusts are organized as indicated in the table below:

Trust	Original Form and Date of	Current Form and Date of
	Organization	Organization
Voyageur Insured Funds	Minnesota Corporation	Delaware Statutory Trust
	(January 6, 1987)	(November 1, 1999)
Voyageur Intermediate Tax Free Funds	Minnesota Corporation	Delaware Statutory Trust
	(January 21, 1985)	(November 1, 1999)
Voyageur Mutual Funds	Minnesota Corporation	Delaware Statutory Trust
	(April 14, 1993)	(November 1, 1999)
Voyageur Mutual Funds II	Minnesota Corporation	Delaware Statutory Trust
	(January 13, 1987)	(November 1, 1999)
Voyageur Tax Free Funds	Minnesota Corporation	Delaware Statutory Trust
	(November 10, 1983)	(November 1, 1999)
Delaware Group State Tax-Free Income	Pennsylvania Business Trust	Delaware Statutory Trust
Trust	(November 23, 1976)	(April 29, 2000)

Classification
     Each Trust is an open-end management investment company. Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of a Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
     Each Fund’s investment objectives are described in the Prospectus. Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted the following restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restriction
     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Funds will be subject to the following investment restriction, which is considered nonfundamental and may be changed by each Fund’s respective Board of Trustees (each a “Board” and together, the “Boards”) without shareholder approval: Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

     In applying a Fund’s policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing them.

     Except for a Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     It is possible that a Fund’s annual portfolio turnover rate may be greater than 100%; however, a Fund is not expected to have a portfolio turnover rate in excess of 100%.

     For the fiscal years ended August 31, 2012 and 2013, the Funds’ portfolio turnover rates were as follows:

Fund	2012	2013
Delaware Tax-Free Arizona Fund	34%
Delaware Tax-Free California Fund	32%
Delaware Tax-Free Colorado Fund	24%
Delaware Tax-Free Idaho Fund	17%
Delaware Tax-Free Minnesota Fund	16%
Delaware Tax-Free Minnesota Intermediate	21%
Fund
Delaware Minnesota High-Yield Municipal	13%
Bond Fund
Delaware Tax-Free New York Fund	28%
Delaware Tax-Free Pennsylvania Fund	20%

INVESTMENT STRATEGIES AND RISKS

     The Prospectus discusses the Funds’ investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectus. The Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

     The Funds invest primarily in tax-exempt obligations. The term “Tax-Exempt Obligations” refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder’s tax status) and with respect to the Funds, personal income tax of the state specified in a Fund’s name, if any. Tax-Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax-Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

     Securities in which the Funds may invest, including Tax-Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state’s legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax-Exempt Obligations may be materially affected. Each Fund also concentrates its investments in a particular state. Therefore, there are risks associated with each Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Tax-Exempt Obligations; regional or local economic conditions that could adversely affect such obligations; and differing levels of supply and demand for municipal bonds particular to the state in which a Fund focuses its investments.

     From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of, or eliminating the federal income tax exemption for, interest on Tax-Exempt Obligations, some of which became law. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax-Exempt Obligations for investment by the Funds and the value of each Fund’s portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund’s investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

     To the extent that the ratings given by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), or Fitch, Inc. (“Fitch”) for Tax-Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds’ Prospectus and this Part B. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the Tax-Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Advance Refunded Bonds
     Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of AAA from S&P and Aaa from Moody’s.

Credit Default Swaps
     The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in credit default swap (“CDS”) contracts will be limited to 15% of the Fund’s total net assets.

     Each Fund may enter into CDS contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund’s portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that a Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that a Fund, as a seller of protection, may be required, in the event of a credit default, to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits a Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by a Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

     As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed-upon event (each of these events is a “Credit Event”). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, a Fund would pay a premium to the seller of protection and, in return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk of this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

     Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed-upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund’s potential loss is the failure to receive the par value or other agreed-upon value from the seller of protection if a Credit Event occurs. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Floating Rate and Variable Rate Demand Notes
     The Funds may purchase "floating-rate" and "variable-rate" obligations. Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index.

     VRDNs frequently are not rated by credit rating agencies; however, unrated VRDNs purchased by a Fund will be determined by the Manager, under guidelines established by each Fund’s Board, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. Any VRDN must be of high quality as determined by the Manager, and subject to review by the Boards, with respect to both the VRDN’s long-term and short-term aspects, except where credit support for the instrument is provided. Even in the event of default on the underlying security, a Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN that is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Boards. If the quality of any VRDN falls below the quality level required by the Boards and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of a Fund and its shareholders.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% of a Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Manager under guidelines established by a Fund's Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization (“NRSRO”) that is not affiliated with the issuer or guarantor of the instruments.

Forward Commitments
     New issues of Tax-Exempt Obligations and other securities are often purchased on a “when-issued” or delayed-delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such “forward commitments” if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund’s total assets that may be invested in forward commitments. Tax-Exempt Obligations purchased on a when-issued basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax-Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax-Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

High Yield, High-Risk Securities (“Junk Bonds”)
     Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities (or junk bonds). Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

     Junk bonds are rated lower than BBB- by S&P, Baa3 by Moody’s or similarly rated by another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager’s opinion, they are equivalent in quality to being rated below the top four quality grades. Junk bonds may include general obligation bonds and revenue bonds.

     Junk bonds involve special risks as compared with investment in higher-grade securities, including potentially greater sensitivity to a general economic downturn or to a significant increase in interest rates, greater market price volatility, and less liquid secondary market trading.

     The economy and interest rates may affect junk bonds differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund’s net asset value (“NAV”) per share.

Illiquid Investments/Restricted Securities
     Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment.

     “Restricted securities” are securities that were originally sold in private placements and that have not been registered under the 1933 Act. Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, certain forms of interest only and principal only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by each Fund’s Board. Delaware Minnesota High-Yield Municipal Bond Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed such Fund’s 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

     At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

     As described in the Funds’ Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
     Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each Fund’s investments in these securities when aggregated with other taxable investments and securities that are rated below-investment-grade do not exceed 20% of a Fund’s total net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund which will invest more than 20% of its total net assets in securities that are rated below-investment-grade.

     Each Fund may invest in interest rate and index swaps to the extent consistent with its respective investment objectives and strategies. A Fund will invest in interest rate swaps to adjust its sensitivity to interest rates by changing its duration, to hedge against changes in interest rates or to gain exposure to markets in which the Fund invests. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not available to the Fund on favorable terms.

     Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

     When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (“LIBOR”) or the rate set by the Bond Market Association (“BMA”). The typical maximum term of an interest rate swap agreement ranges from 1 to 12 years. Index swaps tend to be shorter term, often for one year. The portfolio managers presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, a Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

     Swap transactions provide several benefits to a Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond’s interest rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond’s duration, the more sensitive the bond’s price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund’s fixed income securities.

     If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, a Fund could agree to make semiannual fixed rate payments and receive semiannual floating rate LIBOR or BMA payments adjusted every six months. The duration of the floating-rate payments received by a Fund may be six months. In effect, a Fund can reduce the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed-upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, a Fund’s potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any—the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them—the counterparty may be judgment proof due to insolvency, for example. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

     In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio managers are incorrect in their forecast of market values or interest rates, the investment performance of a Fund that has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     In order to ensure that each Fund will engage in swap transactions only to the extent consistent with their investment objectives and strategies, each Fund will engage in a swap transaction only if all of the reference rates used in the swap are related to or derived from securities, instruments, or markets that are otherwise eligible investments for the Fund. Similarly, the extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

     Each Fund will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund’s payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund’s net payment obligations. For example, if a Fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     There is not a well developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Many index swaps, on the other hand, are considered illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). Each Fund may therefore treat all swaps as subject to its limitation on illiquid investments. For purposes of calculating these percentage limitations, each Fund will refer to the notional amount of the swap.

     Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Inverse Floaters
     Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund’s investments in taxable instruments and securities rated below-investment-grade, including inverse floaters on taxable bonds, are limited to 20% of a Fund’s net assets, except for the Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its total net assets in securities that are rated below-investment-grade.

     Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices. Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund’s performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, the Funds invest in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Company Securities
     Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a “fund of funds,” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Any investments that a Fund makes in investment companies will involve the Fund’s pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, a Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of its total assets in the shares of any one investment company; or (3) invest more than 10% of its total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to a Fund’s investments in unregistered investment companies.

Municipal Bonds
     The term “municipal bonds” is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general capital expenses, and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposals. Such obligations are included within the term “municipal bonds” provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair, or improvement of privately operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

     The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

     The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations, and rating of the issue. The imposition of a Fund’s management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Municipal Lease Obligations
     The Funds (except Delaware Tax-Free Pennsylvania Fund) may invest without limit in investment grade municipal lease obligations, primarily through certificates of participation (“COPs”), rated above BBB- by S&P, above Baa by Moody's, similarly rated by another NRSRO, or those that are deemed to be of comparable quality. Delaware Tax-Free Pennsylvania Fund may invest up to 20% of its assets in municipal lease obligations, primarily through COPs.

     A municipal lease may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below, which are not associated with general obligation or revenue bonds issued by public bodies.

     The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the “non-appropriation” clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If the lease is terminated by the public body for non-appropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Options and Futures
     Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each Fund’s investments in these securities, when aggregated with other taxable investments and securities that are rated below-investment-grade, do not exceed 20% of a Fund’s total net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund which will invest more than 20% of its total net assets in securities that are rated below-investment-grade.

     Each Fund may buy and sell put and call options on the securities in which it may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund’s investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e., selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time, option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Delaware Minnesota High-Yield Municipal Bond Fund to engage in options is discussed separately, below.

     Writing Options. The Funds may write (i.e., sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

     “Covered options” means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered “covered” with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

     Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security’s market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

     Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

     Delaware Minnesota High-Yield Municipal Bond Fund. Delaware Minnesota High-Yield Municipal Bond Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an “Exchange”) or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio as the Manager determines is appropriate in seeking to achieve the Fund’s investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund’s total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times that it holds a put option, own the security covered by such option. The Fund may sell a put option that it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

     Delaware Minnesota High-Yield Municipal Bond Fund may also write put options on a secured basis, which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

     The risks associated with Delaware Minnesota High-Yield Municipal Bond Fund’s options transactions are the same as those discussed above for the other Funds.

     Securities Index Option Trading. The Funds, other than Delaware Minnesota High-Yield Municipal Bond Fund, may purchase and write put and call options on securities indices. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

     The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indices, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indices will be subject to the Manager’s ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

     Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, cash or high-grade liquid debt securities or “qualified securities” with a market value determined on a daily basis of not less than 100% of the current market value of the option.

     Options purchased and written by a Fund may be exchange-traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or “OTC” options such as those offered by commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to each Fund’s 15% illiquid investment limitation.

     Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

     In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as “initial margin” a specified amount of cash or short-term U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin will be approximately 1 1/2% to 5% of a contract’s face value. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund’s existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund’s assets.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

     Risks of Transactions in Futures Contracts and Options
     Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions, which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indices of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund’s portfolio diverges from the financial instruments included in the applicable index.

     Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager’s judgment about the general direction of securities prices or interest rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets that it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

     Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

     Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

     In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Risk of Options. The use of options on financial instruments and indices and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund’s portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Fund’s ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds’ transactions involving options on futures contracts will be conducted only on recognized exchanges.

     A Fund’s purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of a Fund’s portfolio securities.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then-market value of the underlying security.

     When the writer of an option wishes to terminate its obligation, the writer may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of a closing purchase transaction is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange (“Exchange”) on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

     As discussed above, options may be traded over-the-counter (“OTC options”). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased, or terminate their obligations under an option they have written, at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund’s limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax-Exempt Obligations will consist primarily of OTC options.

     Lastly, it should be noted that the Trusts (on behalf of each Fund) have filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Private Activity Bonds
     The Tax Reform Act of 1986 (the “Tax Act”) limits the amount of new “private purpose” bonds that each state may issue and subjects interest income from these bonds to the federal alternative minimum tax. “Private purpose” bonds are issues whose proceeds are used to finance certain nongovernmental activities, and could include some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Act also makes the tax-exempt status of certain bonds depend upon the issuer’s compliance with specific requirements after the bonds are issued.

     Private activity bonds are a type of municipal bond issued when funds are to be used for a nonessential purpose. Private activities for which tax-exempt bonds may be issued include airports, electric and gas distribution systems, government mass transportation systems, housing bonds, privately owned sports facilities, hazardous waste disposal facilities, solid waste disposal facilities, and student loans. Small issues of industrial development revenue bonds and nonprofit college and hospital bonds are also permitted. The Code limits the amount of new private activity bonds that each state can issue. The interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code.

     Each Fund seeks to achieve a high level of tax-exempt income. However, if a Fund invests in private activity bonds, a portion of that Fund’s distributions may be subject to the federal alternative minimum tax. Each Fund may invest without limit in private activity bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income taxes, including the alternative minimum tax, and applicable state personal income taxes.

Repurchase Agreements
     The Funds may invest in repurchase agreements. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, a Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     A Fund will limit its investments in repurchase agreements to those that the Manager determines to present minimal credit risks and that are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. Such collateral is held by a Fund's custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

     The funds in the Delaware Investments® family (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds’) have obtained an exemption from the joint transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
     Certain Funds (Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund) may engage in “reverse repurchase agreements” with banks and securities dealers with respect to not more than 10% of each Fund’s total assets. Reverse repurchase agreements are ordinary repurchase agreements in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid assets having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs, which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds’ ability to provide current income without adversely affecting the Funds’ ability to preserve capital.

Taxable Obligations
     The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation.

     The Funds also may invest in certificates of deposit, bankers’ acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Delaware Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

U.S. Government Obligations
     The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than 10 years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Ginnie Mae pass through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

     The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurred. In general, mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Obligations issued by Fannie Mae and Freddie Mac are historically supported only by the credit of the issuer, but currently are guaranteed by the U.S. government in connection with such agencies being placed temporarily into conservatorship by the U.S. government. Although the U.S. government and its agencies provide financial support to such entities, no assurances can be given that they will always do so. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Zero Coupon Bonds and Payment-in-Kind Bonds
     The Funds may invest in zero-coupon and payment-in-kind Tax-Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factors discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Special Risks related to Cybersecurity Issues
     As open-end management investment companies, the Trusts have delegated their operational activities to third-party service providers, subject to the oversight of the Boards. Because the Trusts operate their business through third-party service providers, they do not themselves have any operational or security systems or infrastructure that is potentially subject to cyber attacks. The third-party service providers that facilitate the Trusts’ business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trusts and their shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trusts’ third-party service providers could disrupt the Trusts’ operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and their third-party service providers have business continuity plans and other safeguards in place, the operations of the Trusts’ third-party service providers may be adversely affected by significant disruption of their operating systems or physical infrastructure that support the Trusts and their shareholders.

     The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trusts’ third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trusts. The Trusts’ third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss or destruction of the Trusts’ or their shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trusts or their third-party service providers. Although to date the Trusts have not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trusts or their third-party service providers will not suffer such losses in the future.

     Disruptions or failures in the physical infrastructure or operating systems that support the Trusts’ third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trusts’ third-party service providers use to service the Trusts’ operations, could result in financial losses, the inability of Trusts shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trusts and their third-party service providers have established seek to identify and mitigate the types of risk to which the Trusts and their third-party service providers are subject. As with any risk management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

INSURANCE

Financial health of municipal bond insurance companies
     About one half of the $3.75 trillion in outstanding U.S. municipal bonds are "wrapped” with a municipal bond insurance policy from one of several "monoline" financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation (now Ambac Assurance Corporation) ("Ambac") began underwriting bond insurance policies for municipalities. MBIA Insurance Corporation ("MBIA") began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest-quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch, Inc. ("Fitch"). Over time a total of five other monoline firms – Assured Guaranty Corporation ("Assured Guaranty"), CIFG Assurance North America ("CIFG"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance, Inc. ("FSA"), and XL Capital Assurance, Inc. ("XLCA") – entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation (“BHAC”), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer financial strength rating to BHAC on April 14, 2008, while Moody’s assigned BHAC an insured financial strength rating of Aaa on April 25, 2008. Two specialty "second tier" monolines, Radian Asset Assurance, Inc. ("Radian") and ACA Financial Guaranty Corp. ("ACA"), offer insurance policies with insurer financial strength and claims-paying resources that initially were rated at less than AAA.

     Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage-backed securities ("RMBS") and collateralized debt obligations ("CDOs") that contain both sub-prime and prime mortgages and home equity lines of credit ("HELOCs"). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

     The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven "first tier" or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

     In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims-paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers had been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated AAA by any of the three rating agencies.

     During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage-backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora Guarantee, Inc. (formerly XLCA) (“Syncora”) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody’s placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage-backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in its insured structured finance portfolio. Fitch withdrew its rating on Ambac Assurance Corporation on June 26, 2008.

     On November 21, 2008, Moody’s downgraded to Aa2 from Aaa the insured financial strength rating of Assured Guaranty and assigned a stable outlook. Also on November 21, 2008, Moody’s downgraded the insured financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On November 14, 2008 Assured Guaranty announced an agreement to acquire FSA.

     During 2008, the par amount of long-term municipal bonds sold with a bond insurance policy was $72.181 billion or 18.53% of total municipal issuance.

     In mid February 2009, MBIA announced a restructuring of the firm with the creation of a new U.S. public finance bond insurance company, MBIA Insurance Corporation of Illinois, which took on 100% of the $537 billion public finance portfolio of MBIA Corp., including a $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA. The new public finance monoline was renamed National Public Finance Guarantee Corporation (“National”). The new “municipal only” bond insurer was initially rated Baa1 by Moody’s and AA- by S&P in February 2009. S&P further downgraded National to A on June 9, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner, certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

     On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holdings Ltd. The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty's acquisition of FSA are: (1) finalization of arrangements under which Dexia S.A. (“Dexia”) retains the responsibility for FSA's Financial Products business and (2) confirmation by Moody's, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty’s or FSA's insurer financial strength ratings.

     On March 25, 2009, S&P revised the outlook of the AAA rating on BHAC to negative. The S&P rating action means that there are now no AAA-rated monoline insurers that have retained “AAA/Stable" outlooks from all of the rating agencies.

     On April 8, 2009, Moody’s downgraded BHAC to Aa1 from AAA and assigned a stable outlook.

     On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

     On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

     On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA.

     On May 13, 2009, a second lawsuit was filed against MBIA Inc., MBIA, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA Inc. as it launched a separate municipal-only municipal bond insurance subsidiary, National Public Finance Guarantee Corporation. The plaintiffs include a consortium of domestic and international banks, including J.P. Morgan Chase, Wells Fargo, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Bank PLC, HSBC Bank USA, UBS AG, and Societe General, among others.

     On May 20, 2009 Moody’s placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

     On June 10, 2009, Assured Guaranty and Dexia announced that the closing conditions have been met for the acquisition of FSA by Assured Guaranty. Assured Guaranty and Dexia announced that they expected to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody’s, S&P, and Fitch and press releases by Assured Guaranty and MBIA Inc.)

     On October 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. Fitch also downgraded FSA to AA from AA+.

     On November 2, 2009, Financial Security Assurance, Inc. (FSA) changed its name to Assured Guaranty Municipal Corporation (“AGMC”).

     On November 12, 2009, Moody’s downgraded the insured financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody’s confirmed the insured financial strength rating of AGMC at Aa3 with a negative outlook.

     During 2009, the par amount of long-term municipal bonds sold with a bond insurance policy was $35.432 billion or 8.64% of total municipal issuance.

     On February 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

     On February 10, 2010, Fitch withdrew its ratings on Assured Guaranty and AGMC.

     On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac to “R” from “CC”. The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) to Ambac to establish a segregated account for certain of Ambac’s liabilities, primarily insurance policies related to credit derivatives, RMBS and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

     On October 25, 2010, S&P lowered its counterparty and financial strength ratings on Assured Guaranty and AGMC to AA+ from AAA. The outlook on both companies is stable.

     On November 8, 2010, Ambac Financial Group (“AFG”), the parent of Ambac, filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code. As a result of the bankruptcy filing of AFG, S&P withdrew its ratings on Ambac and related entities on November 30, 2010. Moody’s confirmed its Caa2 rating on Ambac on November 23, 2010.

     On December 22, 2010, S&P lowered its counterparty, financial strength, and financial enhancement ratings on National to BBB from A, with a developing outlook.

     In 2010, total long-term sales of municipal bonds were $431.893 billion. The total amount of municipal bonds sold as insured was $26.960 billion or 6.24% of total issuance.

     On January 26, 2011, S&P released a “Request for Comment: Bond Insurance Criteria.” The report presented proposed revisions and updates to S&P’s criteria for rating bond insurance companies. The proposed methodology considered a common set of nine analytic categories, and a business framework and sub-factors into bond insurance criteria. Some of the changes that were proposed include a new aggregate leverage test, increases in capital charges associated with municipal exposures, reduction in the single risk limit for municipal exposures, and increases in the capital charges for structured finance transactions. S&P indicated that if the proposed criteria were adopted, the rating agency would lower its ratings on existing investment grade bond insurers by one or more rating categories, unless those bond insurers raised additional capital or reduced risk. The deadline for submitting comments to the proposed bond insurance criteria was closed out on March 25, 2011. On April 21, 2011, S&P announced that comments from investors, insurers, issuers and other market participants were being reviewed. S&P published its final criteria on bond insurers early in the third quarter of 2011 and published updated ratings that incorporated the application of the new criteria on September 7, 2011.

     On April 4, 2011, Moody’s withdrew its rating on Ambac Assurance Corporation.

     On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States of America from AAA to AA+ and assigned a negative outlook. As a result of this rating action, S&P revised the outlook of AGMC, Assured Guaranty, and BHAC from stable to negative.

     On September 27, 2011, S&P placed its AA+ long-term counterparty credit and insurance financial strength ratings on AGMC and Assured Guaranty on CreditWatch with negative implications. The CreditWatch placement is due to significant concentration risk in Assured’s consolidated insured portfolio, which now breaches the largest-obligors test and is not consistent with S&P’s updated criteria for monolines.

     On November 30, 2011, Standard & Poor’s lowered the counterparty and financial strength ratings on AGMC and Assured Guaranty to AA- from AA+. The ratings on AGMC and Assured Guaranty were removed from CreditWatch where they were placed on September 27, 2011, with negative implications. The outlook for both insurers is stable.

     On December 19, 2011, Moody’s downgraded the insured financial strength rating of National to Baa2 from Baa1 and changed its outlook from developing to negative. The downgrade reflects weakening of the overall MBIA group’s market standing due to growing losses at National’s affiliated companies, principally MBIA, and due to the decline in the level of liquid assets, which may be needed to meet the liquidity requirements of bulk settlements with National’s counterparties.

     On March 20, 2012, Moody’s placed the Aa3 insured financial strength ratings of AGMC, Assured Guaranty and their affiliated operating companies on review for possible downgrade. Factors that contributed to the review action included constrained business opportunities, continued economic stress affecting mortgage-backed and municipal borrowers, and pressure by the bond insurers on new business margins due to low interest rates and tight credit spreads. The rating agency also noted Assured’s elevated exposure to below-investment-grade exposure, including, RMBS, trust preferred, and municipal risks, which could put pressure on the qualified capital and loss reserves and total claims-paying resources of AGMC and Assured Guaranty.

     On July 23, 2012, Build America Mutual Assurance Company (BAM) began operations as the financial guaranty industry’s first mutual bond insurer. Chartered to serve the U.S. municipal market, BAM received financial strength ratings of AA/Stable from S&P and is regulated by the New York State Department of Financial Services. BAM’s insured portfolio will be limited to fixed-rated, fully amortizing debt issued by U.S. essential public purpose municipal issuers qualifying under Section 115 of the Internal Revenue Code. Claims-paying resources were initially funded from $500 million in capital, which will grow over time from member surplus contributions. BAM’s capital structure also includes a $100 million collateralized first loss reinsurance protection for up to 15% of par for each policy written. As a mutual insurer, the company is 100% owned by its policyholders, the municipal issuers that purchase insurance from the company. BAM wrote its first policy in late September 2012.

     On July 30, 2012, Moody’s placed the Ca insured financial strength rating of Syncora on review for upgrade following the firm’s announcement on July 17, 2012 of a $375 million settlement of RMBS-related claims and other claims with Countywide and Bank of America.

     On November 8, 2012, Moody’s withdrew the rating on Syncora due to lack of reporting information.

     On January 17, 2013, Moody’s lowered the insured financial strength rating on AGMC two notches to A2 from Aa3 and lowered the insured financial strength rating of Assured Guaranty three notches to A3 from Aa3. The outlook for both ratings is stable. AGMC insures $237 billion of US municipal bonds while Assured Guaranty backs $60 billion in par. The rating agency’s downgrade action focused on a reassessment of Assured’s business franchise, expected future profitability, and limited financing flexibility, rather than on the insurer’s claims-paying resources, which, according to the rating agency, remain at the high Aa level. The overall insured financial strength rating score was dragged down by Moody's Baa assessment of AGMC's franchise value and strategy, a mid-A assessment of its insurance portfolio characteristics, an A rating for the profitability factor and Baa score for AGMC's financial flexibility. The rating report noted "material exposure" to legacy mortgage-related risks and large risks among individual municipal credits that led to an A assessment of AGMC’s insurance portfolio characteristics. While AGMC's financial leverage was viewed as modest, the ability of the firm to access new funds on a cost-effective basis may be constrained.

     On February 28, 2013, S&P lowered its financial strength rating on National Public Finance Guarantee Corporation from BBB to BB with a developing outlook. The rating action reflected the rating agency’s view of the company’s weakened capital adequacy position and financial risk profile and the concern that National’s parent, MBIA Corp, will likely come under regulatory control over the next 12 months.

     On May 10, 2013, following the announcement on May 6, 2013 by MBIA, Inc. and the Bank of America (BOA) of a comprehensive settlement of outstanding litigation, S&P raised its financial strength rating on National Public Finance Guarantee Corp. to A from BBB and removed it from CreditWatch where is was placed with positive implications on May 8, 2013. S&P also raised the counterparty rating on MBIA, Inc. to BBB from B- and removed the rating from CreditWatch with positive implications on May 8, 2013. The rating on MBIA Insurance Corp. was raised from CCC to B. The outlook for all three companies is now stable.

     Under the terms of the Settlement Agreement, MBIA Corp will receive a net payment of $1.7 billion and MBIA Corp will dismiss the litigation commenced in September 2008 against Countrywide Home Loans, Inc and later amended to include claims against Bank of America. BOA and MBIA have also agreed to the commutation of all of the MBIA Corp policies held by BOA, which has a notional insured amount of $7.4 billion and includes $6.1 billion of credit default policies held by BOA referencing commercial real estate exposures. BOA also agreed to dismiss its claims in the pending litigation regarding the restructuring transactions announced by MBIA on February 18, 2009. The payment from BOA will be used to repay the remaining outstanding balance and accrued interest on MBIA Corp’s secured loan from National, which had an outstanding balance of $1.6 billion as of May 2, 2013.

     S&P’s stable outlook on National is based on the expectation that the bond issuer could in the future begin to write new policies for municipal bonds. The rating upgrade notes the company’s stable and strong earnings and the low potential for stressed losses in light of the low risk profile of the insured municipal only portfolio. It also reflects the expectation that other parties involved in the litigation over the splitting up of MBIA into separate municipal only insurance firm (National) and structured finance insurance firm (MBIA Insurance Corp.) will dismiss or settle their litigation claims against MBIA. National’s ability to pay dividends to support MBIA Inc’s liquidity was another factor in upgrading the rating on MBIA Inc. to investment grade.

     On May 21, 2013, Moody’s upgraded the insurance financial strength ratings of National Public Finance Guarantee Corporation to Baa1 from Baa2. It also upgraded the IFS ratings of MBIA Insurance Corporation to B3 from Caa2, as well as the ratings of the holding company, MBIA Inc. to Ba3 from Caa1. The rating outlook for all three companies is positive. The Baa1 IFS rating and positive outlook of National incorporates the insurer’s improved credit profile after the repayment of a loan from MBIA Corp; and the termination of the litigation related to the group’s 2009 organizational restructuring. The rating also factors in the lack of participation in the new underwriting business over the past five years and its continued affiliation with the much weaker MBIA Corp.

     On July 22, 2013, Municipal Assurance Corp. (MAC), a new municipal bond insurance company that will insure only selected categories of U.S. municipal bonds opened for business. The new monoline insurer has $1.5 billion in claims paying resources and received initial insurer financial strength ratings of AA+ (stable outlook) from Kroll Bond Rating Agency and AA- (stable outlook) from S&P. MAC was capitalized from $800 million in cash and securities contributed by Assured Guaranty Municipal Corp. and Assured Guaranty Corp, which own MAC jointly through a holding company. MAC also has an initial statutory unearned premium reserve of $709 million from a $103 billion net statutory par, 100% investment grade book of insured U.S. municipal bonds reinsured by MAC from AGM and AGC. It is licensed in 37 states and the District of Columbia. MAC’s underwriting guidelines and credit policies limit its business to municipal bonds only in S&P’s municipal risk categories 1 and 2, which are largely general obligation bonds, sales tax, lease and general fund obligations; and water, sewer, public electric power, public higher education, and transportation revenue bonds.

     For 2012, total long-term sales of municipal bonds were $373.102 billion, which represents an increase of 29.7% over issuance in 2011. The total amount of municipal bonds sold as insured during 2012 was $13.273 billion or 3.56% of total long-term bond sales through 1,163 issues. In 2011, the total amount of long-term municipal bonds that came to the market as insured was $15.252 billion (1,229 issues). Insurance penetration in 2011 was 5.17% of total long-term sales volume of $294.760 billion.

     For the first seven months of 2013, total long-term municipal bond sales were $200.843 billion, which is down 10.5% over the same period in 2012. The market penetration for the municipal bond insurers was $6.487 billion (636 issues) or 3.23% of all long-term sales.

Funds’ investment in insured bonds
     The Manager anticipates that substantially all of the insured municipal obligations in the Funds’ investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market ("Primary Insurance"). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold ("Secondary Market Insurance"). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

     Insurer financial strength ratings are provided by Moody's, S&P, and Fitch. A Moody's insured financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insured financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insured financial strength rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned an AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

     An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurer financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

     Assured Guaranty has insurer financial strength ratings of A3 from Moody's and AA- from S&P. AGMC has insurer financial strength ratings of A2 from Moody's and AA- from S&P. BAM has an insurer financial strength rating of AA by S&P. BHAC is rated Aa1 by Moody’s and AA+ by S&P. MAC is rated AA- by S&P and AA+ from Kroll Bond Rating Agency. These insurer financial strength ratings are as of August 7, 2013. The insurer financial strength ratings of Ambac, CIFG, FGIC, MBIA (National), and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

     None of Assured Guaranty, AGMC, BAM, BHAC, MAC or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

     The following table is a summary snapshot of the insurer financial strength ratings of the municipal bond insurers as of August 7, 2013:

Insurer	Moody’s	S&P	Fitch
ACA	Not Rated	NR	Not Rated
Ambac	WR	NR	WD
Assured Guaranty	A3 (Stable Outlook)	AA- (Stable Outlook)	WD
BAM	Not Rated	AA (Stable Outlook)	Not Rated
BHAC	Aa1 (Stable Outlook)	AA+ (Negative Outlook)	Not Rated
CIFG	WR	NR	WD
FGIC	WR	NR	WD
AGMC (f. FSA)	A2 (Stable Outlook)	AA- (Stable Outlook)	WD
National (f. MBIA)	Baa1 (Positive Outlook)	A (Stable Outlook)	Not Rated
MAC	Not Rated	AA- (Stable Outlook)	Not Rated
Radian	Ba1 (Neg. Outlook)	B+ (Negative Outlook)	WD
XLCA (Syncora)	WR	NR	WD
Source: Bloomberg

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trusts post a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ website, delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

     The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

     Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds nor the Manager, nor any of their affiliate, receive any compensation or consideration with respect to these agreements.

     To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     The Boards will be notified of any substantial change to the foregoing procedures. The Boards also receive an annual report from the Trusts’ Chief Compliance Officer which, among other things, addresses the operation of the Trusts’ procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUSTS

Officers and Trustees
     The business and affairs of the Trusts are managed under the direction of their Boards. Certain officers and Trustees of the Trusts hold identical positions in each of the other Delaware Investments® Funds. As of November 30, 2013, the Trusts’ officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund. The Trusts’ Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Number of
Funds in Fund
	Position(s)		Principal	Complex	Other
Name, Address, and	Held with the	Length of	Occupation(s) During	Overseen by	Directorships
Birth Date	Trusts	Time Served	Past 5 Years	Trustee	Held by Trustee
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has served	70	Director and Audit
2005 Market Street	President, Chief	Trustee since	in various executive		Committee Member
Philadelphia,	Executive Officer,	August 16,	capacities at different times		— Kaydon Corp.
PA 19103	and Trustee	2006	at Delaware Investments.[2]
Board of Governors
April 1963		President and			Member —
		Chief Executive			Investment Company
		Officer since			Institute (ICI)
August 1, 2006

				Number of
				Funds in Fund
	Position(s)		Principal	Complex	Other
Name, Address, and	Held with the	Length of	Occupation(s) During	Overseen by	Directorships
Birth Date	Trusts	Time Served	Past 5 Years	Trustee	Held by Trustee
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	70	Director — Bryn
2005 Market Street		2005	(March 2004–Present)		Mawr Bank Corp.
Philadelphia, PA					(BMTC)
19103					(2007–2011)

October 1947
Joseph W. Chow	Trustee	Since January	Executive Vice President	70	Director and Audit
2005 Market Street		2013	(Emerging Economies		Committee Member
Philadelphia, PA			Strategies, Risk and		— Hercules
19103			Corporate Administration)		Technology Growth
			State Street Corporation		Capital, Inc.
January 1953			(July 2004–March 2011)
John A. Fry	Trustee	Since January	President — Drexel	70	Director — Hershey
2005 Market Street		2001	University (August 2010–		Trust
Philadelphia, PA			Present)
19103					Director and Audit
			President —		Committee Member
May 1960			Franklin & Marshall College		— Community
			(July 2002–July 2010)		Health Systems
Anthony D. Knerr	Trustee	Since April	Managing Director — AKA	70	None
2005 Market Street		1990	Strategy (Strategic
Philadelphia, PA			Consulting)
19103			(1990–Present)

December 1938

Number of
Funds in Fund
	Position(s)		Principal	Complex	Other
Name, Address, and	Held with the	Length of	Occupation(s) During	Overseen by	Directorships
Birth Date	Trusts	Time Served	Past 5 Years	Trustee	Held by Trustee
Lucinda S. Landreth	Trustee	Since March	Private Investor	70	None
2005 Market Street		2005	(2004–Present)
Philadelphia, PA
19103

June 1947
Frances A. Sevilla-	Trustee	Since	Chief Executive Officer —	70	Trust Manager and
Sacasa		September	Banco Itaú Europa		Audit Committee
2005 Market Street		2011	International (April 2012–		Member — Camden
Philadelphia, PA			Present)		Property Trust
19103
Executive Advisor to Dean
January 1956			(August 2011–March 2012)
and Interim Dean (January
2011–July 2011) —
University of Miami School
of Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since January	Vice Chairman	70	None
2005 Market Street		2013	(2010–April 2013)
Philadelphia, PA			Chief Administrative Officer
19103			(2008–2010) and Executive
Vice President and Chief
Administrative Officer
March 1956			(2007–2009) — PNC
Financial Services Group
Janet L. Yeomans	Trustee	Since April	Vice President and	70	Director, Audit
2005 Market Street		1999	Treasurer		Committee Member,
Philadelphia, PA			(January 2006–July 2012)		and Investment
19103			Vice President — Mergers		Committee Member
			& Acquisitions		— Okabena Company
July 1948			(January 2003–January
			2006), and Vice President		Chair — 3M
			and Treasurer		Investment
			(July 1995–January 2003)		Management
			3M Corporation		Company (2005–
2012)
J. Richard Zecher	Trustee	Since March	Founder —	70	Director and
2005 Market Street		2005	Investor Analytics		Compensation
Philadelphia, PA			(Risk Management)		Committee Member
19103			(May 1999–Present)		— Investor Analytics

July 1940			Founder —		Director — P/E
			P/E Investments		Investments
(Hedge Fund)
(September 1996–Present)

Number of
Funds in Fund
	Position(s)		Principal	Complex	Other
Name, Address, and	Held with the	Length of	Occupation(s) During	Overseen by	Directorships
Birth Date	Trusts	Time Served	Past 5 Years	Officer	Held by Officer
Officers
David F. Connor	Senior Vice	Senior Vice	David F. Connor has served in	70	None[3]
2005 Market Street	President,	President	various capacities at different
Philadelphia, PA	Deputy General	since May	times at Delaware
19103	Counsel, and	2013; Deputy	Investments.
	Secretary	General
December 1963		Counsel since
September
2000
Secretary
since October
2005
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	70	None[3]
2005 Market Street	and Treasurer	since October	in various capacities at
Philadelphia, PA		2007	different times at Delaware
19103			Investments.

October 1972
David P. O’Connor	Executive Vice	Executive	David P. O’Connor has served	70	None[3]
2005 Market Street	President,	Vice	in various executive and legal
Philadelphia, PA	General Counsel,	President	capacities at different times at
19103	and Chief Legal	since	Delaware Investments.
	Officer	February
February 1966		2012;
General
Counsel and
Chief Legal
Officer since
October 2005
Richard Salus	Senior Vice	Chief	Richard Salus has served in	70	None[3]
2005 Market Street	President and	Financial	various executive capacities at
Philadelphia, PA	Chief Financial	Officer since	different times at Delaware
19103	Officer	November	Investments.
2006
October 1963
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.
[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

     The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2012.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities	Registered Investment Companies Overseen by
Name	in the Funds	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Joseph W. Chow*	None	None
John A. Fry	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-	None	$50,001 – $100,000
Sacasa
Thomas K. Whitford*	None	$10,001 – $50,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	Over $100,000

*	Messrs. Chow and Whitford joined the Boards effective January 1, 2013. As of the date they joined the Boards, Mr. Chow did not own shares of any Delaware Investments® Fund and Mr. Whitford owned shares in a Delaware Investments® Fund in the amount indicated in the table.

     The following table describes the aggregate compensation received by each Trustee from the Trusts and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended August 31, 2013. Only the Trustees of the Trusts who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trusts.

Total Compensation
from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustees	the Trusts	Fund Expenses	Complex[1]
Thomas L. Bennett		None
Joseph W. Chow[2]		None
John A. Fry		None
Anthony D. Knerr		None
Lucinda S. Landreth		None
Frances A. Sevilla-Sacasa		None
Thomas K. Whitford[2]		None
Janet L. Yeomans		None
J. Richard Zecher		None

1	Effective January 1, 2013, each Independent Trustee/Director will receive an annual retainer fee of $140,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. The Trustees may receive an additional fee if a committee meeting exceeds 4 hours. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $20,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.
2	Messrs. Chow and Whitford joined the Board effective January 1, 2013.

Board Leadership Structure
     Common Board of Trustees/Directors: The business of the Trusts is managed under the direction of their respective Board (for purposes of this section, collectively, the “Board”). The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

     Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that having a representative of Fund management as its Chairman is beneficial to the Trusts. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trusts. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

     Coordinating Trustee: The Independent Trustees designate one of their members to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison among outside Trustees, the Chairman, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

     Size and composition of Board: The Board is currently comprised of ten Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

     Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trusts. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trusts. It also oversees the quality and objectivity of the Trusts’ financial statements and the independent audit thereof, and acts as a liaison between the Trusts’ independent registered public accounting firm and the full Board. The Trusts’ Audit Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Thomas L. Bennett; Joseph W. Chow; John A. Fry; and Frances A. Sevilla-Sacasa. The Audit Committee held six meetings during the Trusts’ last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: Lucinda S. Landreth, Chairperson; Thomas L. Bennett; John A. Fry; and Anthony D. Knerr (ex officio). The Nominating and Corporate Governance Committee held four meetings during the Trusts’ last fiscal year.

     In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trusts, the committee considers, in light of the Trusts’ business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this Part B.

     Thomas L. Bennett — Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, non-profit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

     Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trusts found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

     John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many non-profit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

     Anthony D. Knerr — Currently the Coordinating Trustee, Dr. Knerr has over 40 years of experience in higher education. He has served in senior executive positions at two major universities where he was responsible for overseeing finances, investments, internal audit, risk management and related functions. He founded an international strategy consulting firm that has assisted universities and other non-profit institutions on a wide range of strategic, business, and financial issues. He has also served as an officer and board member of numerous non-profit organizations and has taught at several universities. He received his Ph.D. from New York University and his M.A. and B.A. from Yale University. Dr. Knerr has served on the Board since April 1990.

     Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the boards and executive committees of her college, two foundations and several non-profit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

     Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trusts found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive non-profit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

     Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trusts found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from the University of Pennsylvania’s Wharton School. Mr. Whitford has served on the Board since January 2013.

     Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans has significant broad-based financial experience, including global financial risk management and mergers and acquisitions. She has also served as a board member of a for-profit company. She holds degrees in Mathematics and Physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

     J. Richard Zecher — Mr. Zecher has over 35 years of experience in the investment management industry. He founded a hedge fund investment advisory firm and a risk management consulting company. He also served as Treasurer of a money center New York bank. Prior thereto, Mr. Zecher was the Chief Economist at the Securities and Exchange Commission. Mr. Zecher has served as a board member and board committee member of a for-profit company. He holds degrees in Economics from The Ohio State University. Mr. Zecher has served on the Board since March 2005.

     Patrick P. Coyne — Mr. Coyne has over 25 years of experience in the investment management industry. Mr. Coyne has managed funds, investment teams and fixed income trading operations. He has held executive management positions at Delaware Investments for several years, serving as the firm’s Chief Investment Officer for fixed income investments, as Chief Investment Officer for equity investments and, since 2006, as President of Delaware Investments. Mr. Coyne has served as a board member of nonprofit organizations and for-profit companies, and currently serves on the Board of Governors of the Investment Company Institute. He holds a B.A. degree from Harvard University and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Coyne has served on the Board since August 2006.

     Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trusts’ Independent Trustees. The Independent Trustee Committee held four meetings during the Trusts’ last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trusts by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: J. Richard Zecher, Chairperson; Frances A. Sevilla-Sacasa; Thomas K. Whitford; and Janet L. Yeomans. The Investments Committee held five meetings during the Trusts’ last fiscal year.

     Board role in risk oversight: The Board performs a risk oversight function for the Trusts consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trusts; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trusts; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds’ transfer agent, the custodian and the independent public accounting firm of the Trusts, to review and discuss the activities of the Trusts’ series and to provide direction with respect thereto; (6) engaging the services of the Trusts’ Chief Compliance Officer to test the compliance procedures of the Trusts and their service providers; and (7) requiring management’s periodic presentations on specified risk topics.

     The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Funds with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trusts.

     The Audit Committee looks at specific risk management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trusts’ assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trusts.

     The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

     Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
     The Trusts, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trusts have formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), which is a subsidiary of MSCI Inc., to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Trusts have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Boards. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trusts.

     As of September 30, 2013, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $xxx billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of a Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

     The Investment Management Agreement for each Fund is dated January 4, 2010 and was approved by Fund shareholders on the dates indicated below. Each Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by a Fund’s Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of the applicable Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

Fund	Date approved by shareholders
Tax-Free Arizona Fund	November 12, 2009
Tax-Free California Fund	December 17, 2009
Tax-Free Colorado Fund	November 12, 2009
Tax-Free Idaho Fund	December 4, 2009
Tax-Free Minnesota Fund	November 12, 2009
Tax-Free Minnesota Intermediate Fund	November 12, 2009
Minnesota High-Yield Municipal Bond Fund	November 12, 2009
Tax-Free New York Fund	December 4, 2009
Tax-Free Pennsylvania Fund	November 12, 2009

     As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund		As a percentage of average daily net assets
Tax-Free Arizona Fund		0.50% on the first $500 million;
Tax-Free Minnesota Intermediate Fund		0.475% on the next $500 million;
0.45% on the next $1.5 billion;
0.425% on assets in excess of $2.5 billion
Tax-Free California Fund	Tax-Free Minnesota Fund	0.55% on the first $500 million;
Tax-Free Colorado Fund	Tax-Free New York Fund	0.50% on the next $500 million;
Tax-Free Idaho Fund	Minnesota High-Yield Municipal Bond	0.45% on the next $1.5 billion;
Tax-Free Pennsylvania Fund	Fund	0.425% on assets in excess of $2.5 billion

     During the past three fiscal years, the Funds paid the following investment management fees:

Fund	August 31, 2013	August 31, 2012*	August 31, 2011*
Tax-Free Arizona Fund		$527,114 earned	$538,959 earned
		$460,256 paid	$470,945 paid
		$66,858 waived	$68,014 waived
Tax-Free California Fund		$526,572 earned	$468,960 earned
		$378,446 paid	$329,967 paid
		$148,126 waived	$138,993 waived
Tax-Free Colorado Fund		$1,307,764 earned	$1,286,291 earned
		$1,087,428 paid	$1,124,411 paid
		$220,336 waived	$161,880 waived
Tax-Free Idaho Fund		$811,685 earned	$732,787 earned
		$717,975 paid	$658,291 paid
		$93,710 waived	$74,496 waived
Tax-Free Minnesota Fund		$3,232,727 earned	$3,173,760 earned
		$3,107,202 paid	$3,087,737 paid
		$125,525 waived	$86,023 waived
Tax-Free Minnesota Intermediate Fund	--	$541,102 earned	$514,686 earned
	--	$537,869 paid	$507,427 paid
	--	$3,233 waived	$7,259 waived
Minnesota High-Yield Municipal Bond Fund		$812,205 earned	$777,619 earned
		$688,479 paid	$681,042 paid
		$123,726 waived	$96,577 waived
Tax-Free New York Fund		$345,491 earned	$281,543 earned
		$210,233 paid	$151,781 paid
		$135,258 waived	$129,762 waived
Tax-Free Pennsylvania Fund*		$2,794,000 earned	$2,877,098 earned
		$2,559,116 paid	$2,714,204 paid
		$235,484 waived	$162,893 waived

*	In 2013, the Tax-Free Pennsylvania Fund changed its fiscal year end to August 31. The investment management fees shown above were based on the Fund’s prior fiscal year ended February 29, 2012 and February 28, 2011.

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trusts. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Boards annually review fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after reallowances to dealers, as follows:

Fund/Fiscal Year	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commissions to DDLP
Tax-Free Arizona Fund
8/31/2013
8/31/2012	$60,142	$52,025	$8,117
8/31/2011	$53,082	$45,806	$7,276
Tax-Free California Fund
8/31/2013
8/31/2012	$81,853	$70,627	$11,226
8/31/2011	$136,931	$117,874	$19,057
Tax-Free Colorado Fund
8/31/2013
8/31/2012	$155,032	$132,568	$22,464
8/31/2011	$137,881	$116,207	$21,674
Tax-Free Idaho Fund
8/31/2013
8/31/2012	$408,924	$353,085	$55,839
8/31/2011	$211,611	$184,971	$26,640
Tax-Free Minnesota Fund
8/31/2013
8/31/2012	$544,656	$467,272	$77,384
8/31/2011	$360,775	$311,027	$49,748
Tax-Free Minnesota Intermediate Fund
8/31/2013		--
8/31/2012	$81,823	$69,680	$12,143
8/31/2011	$49,714	$41,052	$8,662
Minnesota High-Yield Municipal Bond Fund
8/31/2013
8/31/2012	$295,309	$254,588	$40,721
8/31/2011	$130,880	$119,435	$14,445
Tax-Free New York Fund
8/31/2013
8/31/2012	$193,322	$167,263	$26,059
8/31/2011	$127,579	$109,362	$18,217
Tax-Free Pennsylvania Fund*
8/31//2013
2/29/2012	$356,258	$306,238	$50,020
2/28/2011	$498,769	$431,301	$67,468

*	In 2013, the Fund changed its fiscal year end to August 31.

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge payments as follows:

Fund/Fiscal Year	Class A	Class B	Class C
Tax-Free Arizona Fund
8/31/2013
8/31/2012	None	$53	None
8/31/2011	None	$350	$406
Tax-Free California Fund
8/31/2013
8/31/2012	$2,717	$26	$25
8/31/2011	$2,533	$946	$1,305
Tax-Free Colorado Fund
8/31/2013
8/31/2012	None	None	None
8/31/2011	None	$49	$594
Tax-Free Idaho Fund
8/31/2013
8/31/2012	$31	None	$3,304
8/31/2011	$11,338	$955	$8,143
Tax-Free Minnesota Fund
8/31/2013
8/31/2012	None	$358	$592
8/31/2011	$4,426	$1,123	$2,898
Tax-Free Minnesota Intermediate Fund
8/31/2013		--
8/31/2012	None	--	$284
8/31/2011	$15,714	--	$2,447
Minnesota High-Yield Municipal Bond Fund
8/31/2013
8/31/2012	$3,125	$652	$1,295
8/31/2011	None	$2,032	$536
Tax-Free New York Fund
8/31/2013
8/31/2012	None	None	$240
8/31/2011	None	None	$1,633
Tax-Free Pennsylvania Fund*
8/31/2013
2/29/2012	$---	$573	$2,299
2/28/2011	$---	$425	$2,855

*	In 2013, the Fund changed its fiscal year end to August 31.

Transfer Agent
     Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and sub-transfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants
     The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis.

     During the fiscal years ended August 31, 2011, 2012, and 2013, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $495,553, $514,474, and $xxx,xxx, respectively. In 2013, the Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to August 31. During the Delaware Tax-Free Pennsylvania Fund’s fiscal years ended February 28, 2011 and February 29, 2012, it paid the following amounts to BNY Mellon for fund accounting and financial administration services: $181,619 and $175,127.

     During the fiscal years ended August 31, 2011, 2012, and 2013, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $71,379, $73,872, and $xx,xxx, respectively. In 2013, the Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to August 31. During the Delaware Tax-Free Pennsylvania Fund’s fiscal years ended February 28, 2011 and February 29, 2012, it paid the following amounts to DSC for fund accounting and financial administration oversight services: $26,192 and $25,193.

Custodian
     BNY Mellon also serves as custodian of the Funds’ securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds’ legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2013 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2013.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Joseph R. Baxter
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Stephen J. Czepiel
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Gregory A. Gizzi
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple other funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to a Fund’s Lipper or Morningstar peer group percentile ranking on a one, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

     Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

     The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

     Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

     Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of August 31, 2013, the Funds’ portfolio managers did not own shares of any Fund.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the fiscal years ended August 31, 2011, 2012 and 2013, no brokerage commissions were paid by the Funds.

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager, that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no Fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended August 31, 2013, the Funds [did not] engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

     As of August 31, 2013, the Funds [did not] hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

     The Trusts have authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously acted and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
     Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shareholders of the Institutional Class may not vote on any matter that affects the Retail Classes’ Distribution Plans under Rule 12b-1, Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Class B shareholders may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Noncumulative Voting
     Each Trust’s shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     On May 22, 2013, the Board of Trustees approved the elimination of Class B shares for Delaware Tax-Free Minnesota Intermediate Fund.

     For each Fund other than Delaware Tax-Free Minnesota Intermediate Fund, as of May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments® Fund, as permitted by existing exchange privileges.

     For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the applicable Trust. Each Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A shares, Class B shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Institutional Class shares, but certain eligibility requirements must be satisfied.

     You may purchase up to $1 million of Class C shares. See “Investment Plans” below for purchase limitations applicable to retirement plans. The Trusts will reject any purchase order for $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class B shares and Class C shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in a Fund’s best interest. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on nonretirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trusts and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the applicable Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

     Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A, Class B (for all Funds except Delaware Tax-Free Minnesota Intermediate Fund), and Class C Shares
     The alternative purchase arrangements of Class A shares, Class B shares, and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to 0.25% of the average daily net assets of Class A shares of each Fund, or to purchase Class C shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C shares are each subject to annual Rule 12b-1 Plan expenses of up to 1.00% (0.25% of which is a service fee to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B shares will automatically convert to Class A shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A shares’ annual Rule 12b-1 Plan expenses. Unlike Class B shares, Class C shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class B shares and Class C shares should be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B shares and Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A shares and Class C shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSCs applicable to Class B shares and Class C shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1” for the Retail Classes below.

     Dividends, if any, paid on a Fund’s Class A, Class B, Class C, and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below.

     Class A shares: Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Retail Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features – Class A shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges
     Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of a Fund. Such exchange will be on the basis of the net asset value per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

     Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Class B Exchanges (for all Funds, except Delaware Tax-Free Minnesota Intermediate Fund)
     Class B shares that are or were held in a qualified retirement plan account serviced by Delaware Management Trust Company may be exchanged by the holder of such shares or any financial intermediary on behalf of such shareholder for Class A shares of the same Fund. Such exchange will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Any contingent deferred sales charge applicable to Class B shares that are exchanged pursuant to this exchange privilege will be waived. This exchange privilege is subject to termination and may be amended from time to time.

     The exchange of Class B shares for Class A shares of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Class C Broker Exchanges
     Class C shares purchased by accounts participating in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase either Class A shares or Institutional Class shares of a Fund. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge.

     Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.

     Exchanges of Class C shares for Class A shares or Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission
     As described in the Prospectus, for initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B Shares (for all Funds, except Delaware Tax-Free Minnesota Intermediate Fund) and Class C Shares
     Class B shares were previously available for purchase, and Class C shares are purchased, without a front-end sales charge. Class B shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and the Funds’ Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the statutory Prospectus for a list of the instances in which the CDSC is waived.

     During the seventh year after purchase and, thereafter, until converted automatically to Class A shares, Class B shares will still be subject to the annual Rule 12b-1 Plan fee of up to 1.00% of average daily net assets of those shares. At the end of eight years after purchase, the investor’s Class B shares will be automatically converted to Class A shares of the same Fund. See “Automatic Conversion of Class B Shares” below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A shares into which Class B shares will convert are subject to Class A shares’ ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative — Class B Shares (for all Funds, except Delaware Tax-Free Minnesota Intermediate Fund)
     Class B shares were previously available for purchase at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares. The Distributor previously had compensated dealers or brokers for selling Class B shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. As discussed below, however, Class B shares are subject to annual Rule 12b-1 Plan fees and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B shares. These payments support the compensation paid to dealers or brokers for selling Class B shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees made it possible for a Fund to sell Class B shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares (for all Funds, except Delaware Tax-Free Minnesota Intermediate Fund)
     Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A shares. Conversions of Class B shares to Class A shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor’s Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A shares.

     Class B shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that Fund (or, in the case of Delaware Cash Reserve® Fund, the Consultant Class) pro rata with Class B shares of the Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B shares will constitute tax-free exchanges for federal income tax purposes. You should consult your tax advisor regarding the state and local tax consequences of the conversion of Class B shares to Class A shares, or any other conversion or exchange of shares.

Level Sales Charge Alternative — Class C shares
     Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to dealers or brokers for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this Part B. See “Redemption and Exchange” below.

Plans under Rule 12b-1 for the Retail Classes
     Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Retail Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes’ Shares. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

     The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trusts’ Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     As of June 1, 1992, the Delaware Tax-Free Pennsylvania Fund’s Board has determined that the annual fee payable on a monthly basis for the Fund’s Class A shares, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.25% by the average daily net assets represented by Class A shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A shares that were acquired before June 1, 1992. While this is the method for calculating Class A shares’ Rule 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate per share. As Class A shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A shares purchased on or after June 1, 1992 to Class A shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A shares will also increase but will not exceed 0.25% of average daily net assets. While this describes the current basis for calculating the fees that will be payable under the Plan with respect to Class A shares, the Plan permits a full 0.25% on all Class A shares’ assets to be paid at any time following appropriate Board approval.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by each Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by each Trust’s Board in the same manner as specified above.

     Each year, each Board must determine whether continuation of the Plans is in the best interest of shareholders of the Retail Classes and whether there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Retail Class’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class’s outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to the Funds’ Class A shares’ Plans, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds’ respective Class B shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to each Board for its review.

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Arizona Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xx,xxx, respectively. Such amounts were used for the following purposes:

Tax Free Arizona Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free California Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free California Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Colorado Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free Colorado Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Idaho Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free Idaho Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Fund’s Class A shares, Class B shares, and Class C shares were: $x,xxx,xxx, $xx,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free Minnesota Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares and Class C shares were: $xxx,xxx and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free Minnesota Intermediate Fund
	Class A	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Minnesota High Yield Municipal Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $xxx,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Minnesota High-Yield Municipal Bond Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free New York Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free New York Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

     For the fiscal year ended August 31, 2013, the Rule 12b-1 payments for Delaware Tax-Free Pennsylvania Fund’s Class A shares, Class B shares, and Class C shares were: $xxx,xxx, $x,xxx, and $xxx,xxx, respectively. Such amounts were used for the following purposes:

Tax-Free Pennsylvania Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

*	The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Special Purchase Features — Class A Shares
     Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or a Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class B shares and Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

     Employers offering a Delaware Investments® retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A shares made by the plan. The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B shares and Class C shares of the Funds and other Delaware Investments® Funds that offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21, or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

     Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares, as well as shares of any other class of any of the other Delaware Investments® Funds that carry a front-end sales charge, CDSC, or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $90,000 and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 3.50%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectus to determine the applicability of the right of accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class B or Class C shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Retail Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Retail Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

Investing by Exchange
     If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectus. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A shares or Class C shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A shares, Class C shares, and Institutional shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the applicable Trust for proper instructions.

On Demand Service
     You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

     It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
     Shareholders can use the systematic exchange option to invest in the Retail and Institutional Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, and Institutional Class Shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Use of a pricing service has been approved by the Boards. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Boards.

     Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’s percentage in that Fund represented by the value of shares of such Classes, while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Fund shares that are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by Funds or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B and Class C shares are subject to CDSCs as described in the Retail Classes’ Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B shares or Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by a Fund from which the Original Shares were exchanged. In the case of Class B shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B shares, a Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund’s Class B shares for a longer period of time than if the investment in New Shares were made directly.

     Holders of Class A shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class B shares, Class C shares, or Class R shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B shares are permitted to exchange all or part of their Class B shares only into Class B shares of other Delaware Investments® Funds. Similarly, holders of Class C shares of the Funds are permitted to exchange all or part of their Class C shares only into Class C shares of any other Delaware Investments® Fund. Class B shares of the Funds and Class C shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A shares of the Funds.

     Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B shares or Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter as a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 9876, Providence, RI 02940-8076 by regular mail (or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

     Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A shares. Certificates are not issued for Class B shares or Class C shares.

Written Exchange
     You may also write to the Funds at P.O. Box 9876, Providence, RI 02940-8076 by regular mail (or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption--Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Retail Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

     Telephone Exchange: The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
     You or your investment dealer may request redemptions of Retail Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Retail Classes’ Prospectus for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class B and C shares may be waived.

     Class B and Class C shares that are or were held in a qualified retirement plan account serviced by Delaware Management Trust Company will not be subject to a CDSC upon the redemption of such shares regardless of the length of time the shares were held by the shareholder.

DISTRIBUTIONS AND TAXES

Distributions
     Each Fund will normally declare all of its net investment income, if any, on a daily basis and distribute, as dividends, monthly. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next Business Day. Any net realized capital gains will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class’s dividends paid and all of the transactions made during the period.

     Payment by check of cash dividends will ordinarily be mailed within three Business Days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and NAV are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by a Fund, less the estimated expenses of the Fund incurred since the last determination of NAV. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next Business Day after receipt. However, if a Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one Business Day after receipt.

     All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the on demand service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an account services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any on demand service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate a shareholder if a shareholder’s mail is returned by the United States Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that each Retail Class alone will incur distributions fees under its respective Rule 12b-1 Plan.

Taxes
     The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Part B. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

     Taxation of the Fund. Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

     In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

  Distribution Requirement —a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by a Fund after the close of its taxable year that are treated as made during such taxable year).

  Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

  Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

     In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on a Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

     Each Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

     Capital loss carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, each Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of a Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of a Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Fund's next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by a Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

     Deferral of late year losses. The Funds may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

     The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

     Undistributed capital gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Federal excise tax. To avoid a 4% non-deductible excise tax, each Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Funds may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Funds will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Funds intend to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

     Taxation of Fund Distributions. Each Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of a Fund's taxable year at least 50% of a Fund's total assets consists of Tax Exempt Obligations, which are exempt from federal income tax.

     Exempt-interest dividends. Distributions from a Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

     Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable as described in “Taxation of Fund Distributions — Distributions of capital gains”. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. See “Taxation of Fund Distributions — Distributions of ordinary income”.

     Alternative minimum tax —private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Tax Exempt Obligations issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Tax Exempt Obligations regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

     Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund likely will be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

     Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

     Failure of a Tax Exempt Obligation to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Tax Exempt Obligation could cause interest on the Tax Exempt Obligation, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Tax Exempt Obligation was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

     Distributions of ordinary income. Each Fund may invest a portion of its assets in securities that pay taxable interest. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income to the extent of a Fund’s earnings and profits. None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

     Distributions of capital gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments.

     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Each Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

     Tax credit bonds. If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, a Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to a Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

     U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Medicare tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of a Fund’s shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends.

     Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     Tax basis information. Each Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value.

     When required to report cost basis, a Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding a Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

     The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. Each Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method will be applied to your covered shares.

     Each Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However a Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by each Fund.

     Please refer to each Fund’s website at delawareinvestments.com for additional information.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. However, under the RIC Mod Act, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

     Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

     Conversion of shares into shares of the same Fund. The conversion of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the automatic conversion of Class B shares into Class A shares of the same Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Similarly, the exchange of Class A shares or Class C shares for Institutional Class shares of the same Fund in certain Programs, the exchange of Class C shares for Class A shares of the same Fund in certain Programs, or the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain holders of Institutional Class shares who cease participation in a Program, will be tax-free for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

     Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Funds to their shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Funds.

     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

     Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by a Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

     In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of the Funds’ securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

     Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), a Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

     Certain of a Fund’s investments in derivatives and foreign currency denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

     Securities lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

     Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

     Backup Withholding. By law, each Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

     Exempt-interest dividends. In general, exempt-interest dividends reported by a Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

     Interest-related dividends. With respect to taxable years of each Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012 or made permanent), dividends reported by each Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

     Income effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

     U.S. estate tax. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012 or made permanent.

     U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     Foreign Account Tax Compliance Act (“FATCA”). Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2016 to (i) a foreign financial institution (“FFI”) unless the FFI becomes a “participating FFI” by entering into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) and thereby agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

     Alternatively, the U.S. Treasury is in various stages of negotiations with a number of foreign governments with respect to one or more other approaches to implement FATCA. Under one proposed model agreement, FFIs located in a foreign country that enters into an intergovernmental agreement with the U.S. Treasury would be required to report U.S.-owned account information directly to their local tax authority, rather than to the IRS. The local tax authority would then automatically share that information with the IRS. Under another approach, FFIs located in a foreign country that enters into an intergovernmental agreement would not need to enter into a separate FFI Agreement with the IRS, provided each FFI registers with the IRS. Under this approach, the FFIs would be required to report U.S.-owned account information directly to the IRS as opposed to reporting via the local tax authority.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Part B. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

PERFORMANCE

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit our website at delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

     [______________________], which is located at [___________________________________], serves as the independent registered public accounting firm for the Funds and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended August 31, 2013, are included in each Fund’s Annual Report to shareholders. The financial statement information for fiscal years ended prior to August 31, 2010 were audited by the Funds’ prior independent registered public accounting firm. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

     As of November 30, 2013, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Fund Name	Class	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	A
MINNESOTA FUND

A

A

B

B

B

B

C

C

C

C

DELAWARE TAX-FREE	A
MINNESOTA INTERMEDIATE
FUND
A

A

A

B

B

C

C

C

C

DELAWARE MINNESOTA HIGH-	A
YIELD MUNICIPAL BOND FUND

A

A

A

A

B

B

B

B

C

C

C

C

DELAWARE TAX-FREE	A
ARIZONA FUND

A

A

A

A

B

B

B

B

B

B

B

C

C

C

C

DELAWARE TAX-FREE	A
CALIFORNIA FUND

A

A

A

A

B

B

B

B

B

B

C

C

C

C

C

C

DELAWARE TAX-FREE	A
COLORADO FUND

A

A

B

B

B

B

B

C

C

C

C

C

DELAWARE TAX-FREE IDAHO	A
FUND

A

A

A

A

A

B

B

B

B

B

B

C

C

DELAWARE TAX-FREE NEW	A
YORK FUND

A

A

A

A

A

B

B

B

C

C

C

C

APPENDIX A — SPECIAL FACTORS AFFECTING THE FUNDS

     The following information is a brief summary of certain state factors affecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages that, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

     Bond ratings received on a state’s general obligation bonds, if any, may be discussed below. Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and/or Fitch, Inc. (“Fitch”) provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant.

     A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody’s, S&P’s and Fitch’s bond ratings is set forth in Appendix B.

     The information contained below is based primarily upon information derived from state official statements, Comprehensive Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in various states. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors affecting the Tax-Free Arizona Fund

     Economic condition and outlook. Arizona’s economy improved during fiscal 2011 over the considerable downward trend in previous years, resulting in slightly higher State tax revenues. However, by historical standards, the State’s recent growth is relatively mild, and only slight acceleration has been seen for 2012. The Arizona Department of Commerce, Office of Employment & Population Statistics (“OEPS”) forecasts gradual gains in nonfarm employment in Arizona throughout the forecast period (2011 to 2013). Although employment is growing in Arizona, the speed of recovery has been weak. Arizona continues to face slow population growth, weak housing and commercial real estate markets and continued budgetary constraints in State and local governments. The October 2012 seasonally adjusted unemployment rate for Arizona was 8.1% (compared with 7.9% for the United States). The October 2012 unemployment rates for the Phoenix and Tucson metropolitan statistical areas were 6.9% and 7.1%, respectively.

     Total non-farm employment is forecast to grow 2.1% in 2012 and 2.5% in 2013, with gains of 51,200 jobs in 2012 and 60,900 jobs in 2013. The OEPS’ November 2012 forecast calls for gains in all sectors with the exception of the information sector over the two year forecast period. The major sectors in the Arizona economy where the largest projected employment gains are forecast include: professional and business (21,500 jobs); educational and health services (20,400 jobs); trade, transportation and utilities (19,900 jobs); leisure and hospitality (18,100 jobs); and construction (13,100 jobs). The sectors with the highest rates of growth in nonfarm employment are construction (11.8%), leisure and hospitality (7.0%), professional and business services (6.3%), financial activities (6.2%); and educational and health services (5.7%).

     Other services, the only sector with projected job losses, is forecast to lose 1,600 jobs (-1.8%) during 2012 and 900 jobs (-1.0%) during 2013. Increased employment insecurity, reduced wages, large levels of consumer and mortgage debt and rising food, energy and healthcare costs have resulted in retrenchment of consumer spending towards establishments primarily engaged in raising funds for a wide range of social welfare activities. These establishments include foundations or charitable trusts, religious, professional and civic organizations.

     The OEPS also noted that while there are many positive indicators, including job gains in ten of the eleven major sectors, suggesting improvement in the overall economy, there are risks that could add uncertainty to the forecast. Constrained federal, state and local budgets, and the imminent “fiscal cliff” could potentially inhibit the growth of demand for goods and services. International investment and outsourcing by many U.S. based corporations that are investing and expanding operations internationally, but not in the U.S., are also of concern.

     General Fund. The General Fund (the chief operating fund of the State) ended the June 30, 2011 fiscal year with a deficit of $1.2 billion in unassigned fund balance, while total fund balance closed the year at a deficit of $703.2 million. This compares to the previous year’s restated total fund balance deficit of $747.0 million. A 1% temporary sales tax effective June 1, 2010 provided extra support to the General Fund. The temporary sales tax is due to sunset May 31, 2013.

     The assets of the State exceeded liabilities at the close of the 2011 fiscal year by $19.8 billion (reported as net assets). Of this amount, a deficit of $3.5 billion exists for unrestricted net assets, $5.6 billion is restricted for specific purposes, and $17.7 billion is invested in capital assets, net of related debt.

     Debt administration. Although the State issues no general obligation debt instruments, S&P has assigned the State an issuer rating of AA- (with a stable outlook) (rating confirmed as of December 3, 2012). The Arizona Constitution provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State pledges either dedicated revenue streams or the constructed building or equipment acquired as security of long-term debt instruments. The State’s total long-term primary government debt increased 2% during the 2011 fiscal year to $10.1 billion. Changes during the year included the addition of revenue bonds, grant anticipation notes and certificates of participation of $305.3 million, $158.6 million and $158.8 million, respectively. Also, the State retired $249.5 million of revenue bonds, $70.6 million of grant anticipation notes and $146.7 million of certificates of participation.

     The particular source of payment and security for each of the Arizona municipal bonds is detailed in the debt instruments themselves and in related offering materials. There can be no assurances as to whether the market value or marketability of any of the Arizona municipal bonds issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State are subject to limitations imposed by Arizona’s Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, budgeted expenditures are prohibited from exceeding 7.41% of the total personal income of the State in any fiscal year as estimated by the Economic Estimates Commission. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

     Legal proceedings. At any given time there may be numerous civil actions pending against the State of Arizona which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues.

     Other considerations. The Tax-Free Arizona Fund is susceptible to political, economic or regulatory factors affecting issuers of Arizona municipal obligations. These include the possible adverse effects of certain Arizona constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Arizona and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Arizona or contained in Official Statements for various Arizona municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free California Fund
     Economic condition and outlook. California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Beginning in the first quarter of 2008 and ending in the second half of 2009, California, as the rest of the nation, experienced the most significant economic downturn since the Great Depression of the 1930s, marked in California by high unemployment, steep contraction in housing construction and home values, a drop in statewide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the State for the first time in 60 years, and a sharp drop in taxable sales. As a result of the continuing weakness in the State economy, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high.

     California is by far the most populous state in the nation, with its 2011 population representing over 12 percent of the total United States population.

     California’s labor markets deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering their worst losses on record. From July 2007 through September 2009, the State lost nearly 1.4 million nonfarm jobs. These losses moderated as the year progressed switched to very modest gains during 2010 and 2011. California has gained 425,000 jobs from September 2009 through May 2012.

     The unemployment rate in the State reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 10.8% in May 2012, The national unemployment rate for May 2012 was 8.2%. Personal income increased in the State for the tenth consecutive quarter in the first quarter of 2012. Taxable sales increased for the eleventh consecutive quarter in the first quarter of 2012.

     The California economy continued to recover slowly during the first half of 2012 despite weak residential construction and real estate and fiscally strapped State and local governments. Strong growth in the high-technology sector, international trade and tourism are offsetting weak residential construction and real estate, and fiscally strapped State and local governments.

     Industry employment is forecast to expand 1.4% and 1.9% in 2012 and 2013, respectively, and 2.5% growth is projected for 2014. Personal income is projected to grow 4.9% in 2012, 3.4% in 2013 and 5.4% in 2014.

     California’s housing sector began a meager recovery during 2009 and the early months of 2010. Existing home sales stabilized around the half-million unit rate and the median sales price rose by 10% in 2010. Unsold inventory trended downward in 2009, as did the number of days needed to sell a home. However, the housing market indicators worsened during the middle of 2010 after the expiration of the federal home buyers tax credit. Home building has bottomed out but is still at an extremely low level. California issued 47,000 residential building permits in 2011 as compared to the 209,000 permits issued in 2005. While still at a subdued level, housing starts were up 24% during the first four months of 2012 compared to the same period in 2011.

     Made-in-California exports were down 17% in 2009. Exports grew by 19% in 2010 and 11.3% in 2011, led by strong growth in computer and electronic products. Made-in-California exports grew 6.4% in the first quarter of 2012 compared to a year earlier.

     Revenues and expenditures. The economic downturn of the last few years adversely affected the State’s budget situation. In January 2011, the State faced estimated annual gaps between spending and revenues of roughly $20 billion. California’s fiscal challenges were exacerbated by unprecedented levels of debts, deferrals, and budgetary obligations accumulated over the prior decade. The 2011 and 2012 Budget Acts addressed this deficit through three dollars of ongoing spending reductions for every dollar of tax increases. Under current projections, the State budget will be balanced in an ongoing manner. This represents the first time in a decade that future spending is expected to stay within available revenues. However, potential cost increases associated with actions to reduce the federal deficit, federal government and court decisions, the pace of the economic recovery, an aging population, and rising health care costs all threaten the ability of the State to achieve and maintain a balanced budget over the long term.

     The State’s revenue estimates utilized in connection with the 2012 Budget Act assumed slow but positive economic growth, and the 2012 Budget Act projected that most of California’s major revenue sources will grow in fiscal 2012-13.

     Proposition 39, approved by voters on November 6, 2012, amends State statutes governing corporation taxes to reverse a provision adopted in 2009 giving corporations an option on how to calculate the portion of worldwide income attributable to California. By requiring corporations to base their California tax liability on sales in California it is estimated that State revenues would be increased by about $1 billion per year. Proposition 39 also dedicates $550 million per year for five years from this increased income to funding projects that create energy efficiency and clean energy jobs in California.

     Budget process. The State’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. Appropriations also may be included in legislation other than the Budget Act.

     The Balanced Budget Amendment (“Proposition 58”) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

     In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets.

     Current State budget. The 2012-13 budget was approved on June 27, 2012. The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13 and projected a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including $8.1 billion in expenditure reductions, $6.0 billion in additional General Fund revenues and $2.5 billion in other solutions). The 2012 Budget Act was based on the approval of the Governor’s Initiative (“Proposition 30”). Proposition 30, approved by voters on November 6, 2012, temporarily increases the personal income tax on the State’s wealthiest taxpayers for seven years and increases the sales tax by 0.25% for four years. These two provisions result in an estimated revenue increase of $8.5 billion and will replace some of the revenues lost in the recession as the State’s economy slowly recovers. The 2012 Budget Act also includes a trigger mechanism providing for automatic expenditure cuts to take effect if the Proposition 30 tax increases do not become operative.

     The California Legislative Analyst’s Office (“LAO”), in its November 2012 California Fiscal Outlook, estimates that 2012-13 will end with a $943 million General Fund deficit. The projected deficit is due to the net impact of: (1) $625 million of lower revenues in fiscal years 2011-12 and 2012-13 combined, (2) $2.7 billion in higher expenditures (including $1.8 billion in lower-than-budgeted savings related to the dissolution of redevelopment agencies), and (3) an assumed $1.4 billion positive adjustment in the 2010-11 ending budgetary fund balance. The LAO also expects that the State will have a $936 million operating deficit under current policies in 2013-14. These estimates mean that the new Legislature and the Governor will need to address a $1.9 billion budget problem in order pass a balanced budget by June 2013 for the next fiscal year. However, the LAO also forecasts expenditures to grow less rapidly than revenues and projects growing operating surpluses beyond 2013-14 through 2017-18.

     Obligations of the State of California. The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies. Current State debt obligations include:

     General Obligation Bonds. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. As of September 1, 2012, the State had outstanding $79.1 billion aggregate principal amount of long-term general obligation bonds, of which $72.6 billion were payable primarily from the State’s General Fund, and $6.6 billion were “self-liquidating” bonds payable first from other special revenue funds.

     Commercial Paper Notes Program. Voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. The State entered into new agreements in December 2011 with multiple banks to restructure the commercial paper notes program and a total of $1.649 billion of commercial paper is now authorized. A total of $133.6 million of commercial paper was outstanding as of September 1, 2012.

     Lease-Revenue Obligations. The State builds and acquires facilities through the use of lease revenue borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings, courthouses or correctional institutions. These facilities are leased to a State agency, the California State University, the Judicial Council or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. The State had approximately $11.3 billion in lease-revenue obligations outstanding as of September 1, 2012.

     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes (“RANs”) in all but one fiscal year since the mid-1980’s to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments.

     Non-Recourse Revenue Bonds. Certain state agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users or local governments of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. The issuers are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. State agencies and authorities had approximately $57.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2012.

     Bond ratings. The State’s general obligation bonds are currently rated A- (with a positive outlook) by S&P and A1 by Moody’s (with a stable outlook) (ratings confirmed as of December 3, 2012). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Tax-Free California Fund.

     Other considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and Southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. The State’s and any other municipal issuers’ outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

     The Tax-Free California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free Colorado Fund
     Economic condition and outlook. Colorado’s major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services. Given the State’s semiarid climate, water resource development, allocation, and conservation are ongoing issues for State management.

     According to the December 2012 revenue forecast report from the Governor’s Office of State Planning and Budgeting (“OSPB”), Colorado’s economy is still only expanding modestly and unevenly as it continues the process of rebuilding from the credit and housing boom and bust. The OSPD projects continued uneven and below trend growth in 2013, however, Colorado is expected to outperform the national economy. The economy will continue to add jobs, although unemployment will remain elevated. Overall income and spending will continue to grow, although at a somewhat slower pace.

     Colorado personal income increased 6.1% in 2011 and is forecast to increase 4.3% in 2012, 3.9% in 2013 and 5.2% in 2014.

     Colorado added approximately 100,000 jobs between the beginning of 2010 and October 2012. This job growth occurred primarily in six of the State’s major industries: health care and social assistance; professional, scientific and technical services; accommodation and food services; manufacturing; mining; and retail trade. Notable sectors with weak growth or job losses include construction, information, and the public sector. Overall, Colorado still has about 50,000 fewer jobs than before the recession.

     OSPB forecasts total nonfarm employment growth of 2.1% in 2012 and 1.2% in 2013. Stronger and more sustainable growth will resume after businesses and workers find new ways to better employ their resources. For example, many of the unemployed workers who were in demand during the housing boom do not have the necessary skills to move into currently growing industries that require more technical, specialized skills such as health care and advanced technology. As of October 2012, the unemployment rate in Colorado was a seasonally adjusted 7.9%. The unemployment rate in Colorado is forecast at 8.0% for 2012 and 7.8% in 2013.

     Residential housing permits in Colorado were up in 2011, and the OSPB forecast for an increase to 21,800 permits in 2012 and 26,300 permits in 2013. Colorado home values increased 6.8% in the third quarter of 2012 compared with a year earlier. The number of Colorado homes with negative equity has been steadily declining in 2012. Improving job numbers, record-low interest rates, and stabilizing prices have created a more conducive environment for buying and selling.

     The OSPB notes that the lack of a satisfactory agreement to the across-the-board federal tax increases and spending cuts that will occur under current federal law in 2013 presents a downside risk to the economic and revenue forecast. Colorado could especially be affected by the cuts in federal spending as it has ties to many federal agencies and programs, especially a concentration of defense-related facilities.

     Revenues and expenditures. The General Fund is the focal point in determining the State’s ability to maintain or improve its fiscal position. This fund accounts for all revenues and expenditures that are not required by law to be accounted for in other funds. Beginning in fiscal 2010-11, with the implementation of new accounting standards, the General Fund now includes all funds that do not have sufficient original revenue streams to qualify as special revenue funds (“Special Purpose General Funds”) and the traditional General Fund is now referred to as the “General Purpose Revenue Fund.” Ultimately, individual income tax revenue constitutes the majority of General Fund revenue for the State and is closely linked to personal income growth.

     The fiscal year 2010–11 ending fund balance of the General Fund was $602.8 million, as measured by generally accepted accounting principles (“GAAP”), $32.4 million of which was attributable to the General Purpose Revenue Fund, including non-spendable, restricted, committed, assigned and unassigned amounts, an increase of $39.6 million from the prior year. The General Purpose Revenue Fund’s $173.6 million year-end cash balance increased by $293 million from the prior year primarily due to improving tax collections.

     The General Fund received $158.1 million in augmenting transfers-in from various cash funds in response to the State’s budget crisis. In fiscal year 2010-11 the augmenting transfers were not necessary to prevent a General Purpose Revenue Fund deficit as was the case the prior year. Statutes in effect for fiscal year 2010-11 required a 2.3% fund balance of $156.6 million, however, the General Fund did not have adequate resources to meet the 2.3% reserve on a GAAP basis. Statutory compliance was achieved on a budgetary basis by deferring $151.8 million of payroll and Medicaid costs into fiscal 2011-12. Based on December 2012 projections, the State will have enough revenue to preserve a 2011-12 reserve of $292.2 million above the 4% reserve required under current law.

     Budget process. The Colorado budget process is greatly impacted by a series of State constitutional and statutory limitations including the following: 1) a constitutional requirement that expenditures for any fiscal year not exceed revenues for such fiscal year; 2) by statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve requirement (4% for fiscal year 2011-12 and then increasing by 0.5% each year after State personal growth exceeds 5% until the reserve reaches 6.5%); 3) a 1992 constitutional amendment that requires the State and local governments to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use, that is currently set at 3%; 4) General Fund appropriations are also limited by statute to an amount equal to 5% of Colorado personal income; 5) a constitutional amendment that restricts the ability of the State and local governments to increase revenues and impose taxes; 6) a constitutional amendment mandating the General Assembly to provide specific education-related increases each year; and 7) the Taxpayer’s Bill of Rights (“TABOR”), Article X, Section 20 of the Colorado State Constitution, that limited the State’s revenue growth to the sum of inflation plus population growth in the previous calendar year, with revenues in excess of that amount refunded to taxpayers unless voters approve otherwise.

     With certain exceptions, TABOR limits the growth rate of State revenues to the combination of the percentage change in the State’s population and inflation based on the Denver-Boulder CPI-Urban index. The exceptions include federal funds, gifts, property sales, refunds, damage recoveries, transfers, voter-approved revenue changes and qualified enterprise fund revenues. Revenues collected in excess of the limitation must be returned to the citizens unless voters allow the State to retain the surplus. TABOR also limits the General Assembly’s ability to raise taxes, to borrow money, and to increase spending limits (including the 6% limit on General Fund expenditure growth). With the exception of a declared emergency, taxes can only be raised by a vote of the people at the annual election. Multiple year borrowings can only be undertaken after voter approval. The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, the TABOR refunds have historically been paid from the General Fund. Therefore, the TABOR revenue, expenditure, debt, and tax-increase limitations are a significant factor in the changing fiscal health of the State’s General Fund.

     TABOR refunds are also normally affected by two other factors. The first is called a growth dividend, and is a statutory provision that allows the State to increase the TABOR limit up to a total of six percentage points over nine years in order to recover excess refunds made in the 1990s because of understated population estimates. The second is known as the ratchet down effect of TABOR. It occurs because the subsequent year limit is calculated based on the lesser of the current year revenues or current year limit. When revenues are below the limit, it results in a permanent reduction in the State’s ability to retain revenues.

     In fiscal year 2004–05, the TABOR surplus reappeared after a four-year absence, totaling $44.7 million. The TABOR surplus returned because of rising General Fund revenues from income taxes and surging severance and unemployment insurance taxes. Only one mechanism for refunding State surplus revenues with a threshold amount remains, the earned income tax credit. If there are any surplus revenues remaining after the earned income tax credit threshold level is met, the remainder will be refunded through a tiered sales tax refund. The State has frequently refunded more money to taxpayers than the actual TABOR surplus. Since the State is not obligated to refund more than the TABOR surplus, legislation was enacted to credit the amount of overpayment to future TABOR surpluses. House Bill 05-1310 further revised surplus overpayment treatment and permanently raised the TABOR limit. Voters approved a measure in 2005 that authorized the State to retain revenues in excess of the limit for the five fiscal years 2005–06 through 2009–10. As a result, there was no TABOR refund required for fiscal years 2005–06 through 2009–10 even though the TABOR nonexempt revenues exceeded the TABOR limit for several years during that period. Beginning in fiscal year 2010-11, the amount of revenue that the State may retain is computed by multiplying the revenue limit of the highest TABOR revenue year during that five year period (2007-08) by the allowable TABOR growth rates for each subsequent year. TABOR refunds are not anticipated during the 2011-12 through 2014-15 fiscal years.

     Debt management. Under its Constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State except to fund buildings for State use, to defend the State or the U.S. (in time of war), or to provide for unforeseen revenue deficiencies.

     However, certain agencies and instrumentalities of the State are authorized to issue Certificates of Participation secured by buildings and vehicles and revenue bonds secured by pledges of future revenues from specific projects and activities. The State enters into certain lease transactions, which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases, which are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes.

     Legal proceedings. At any given time, there may be numerous civil actions pending against the State of Colorado which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues.

     Other considerations. The Tax-Free Colorado Fund is susceptible to political, economic or regulatory factors affecting issuers of Colorado municipal obligations. These include the possible adverse effects of certain Colorado constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Colorado and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Colorado or contained in Official Statements for various Colorado municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free Idaho Fund
     Economic condition and outlook. According to the October 2012 forecast for 2012 through 2016 by the Idaho Division of Financial Management, Idaho’s economy crossed into positive territory in 2011, and growth is expected to gradually accelerate over the forecast period. It is estimated that in 2012 Idaho nonfarm employment will increase 1.3%, Idaho personal income will increase 2.9% and Idaho population will increase 1.6%. In comparison, in 2011, nonfarm employment increased only 0.5%, personal income increased 5.1% and population grew 1.3%. The baseline forecast calls for an Idaho nonfarm employment increase every year after 2010, so that there are 662,990 jobs by 2016. This means the State is expected to gain back virtually all of the jobs it lost in 2009 and 2010 by 2015.

     The State’s services and trade sectors both experienced losses in 2009, but services returned to growth in 2010 and trade returned to growth in 2011. This return to growth is important because these two sectors combined account for two-thirds of State’s nonfarm payroll. The services sector consists of information services; financial activities; transportation, warehousing and utilities; professional and business services; education and health services; leisure and hospitality services; and other services. Services alone accounted for approximately 50% of jobs in 2011. The non-goods-producing sector is forecast to see its jobs increase 1.2% in 2012, 2.1 in 2013 and 2.5% in 2014.

     Employment in the goods-producing sector, which includes construction, lumber, and wood products, is forecast to increase 2.1% in 2012, 2.2% in 2013 and 3.1% in 2014. Idaho’s logging and wood products employment is forecast to increase 5.5% in 2012, 9.2% in 2013, and 17.9% in 2014. The number of computer and electronics manufacturing jobs in this sector is currently forecast to increase 4.7% in 2012, then decrease 0.7% in 2013 and 3.0% in 2014.

     Revenues and expenditures. Article VII of the Idaho Constitution mandates that governmental expenditures can not exceed appropriations. At fiscal year end, unexpended appropriation balances generally lapse unless reappropriated by the Legislature.

     The assets of the State’s primary government exceeded its liabilities for the fiscal year ended June 30, 2011, by approximately $9.4 billion (reported as net assets). Of this amount, $672.4 million (unrestricted net assets) may be used to meet the State’s ongoing obligations to citizens and creditors. In fiscal year 2011, the State’s total net assets increased by $713.5 million. Net assets of governmental activities increased by $499.1 million, while net assets of business-type activities decreased by $214.4 million.

     As of the close of the 2011 fiscal year, the State’s governmental funds reported combined ending fund balances of $2.5 billion, with $1.2 billion reserved for specific purposes, $1.1 billion cannot be spent because it is not in spendable form or because of legal or contractual reasons and $212.2 million unreserved. This includes the General Fund’s unreserved fund balance of $269.2 million.

     Debt management. The State of Idaho has no outstanding general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution, amended in 1998, specifies that the Legislature shall not create any debts or liabilities, except in extreme emergencies, unless authorized by law and then approved by the people in a general election. The section does not apply to liabilities incurred for ordinary operating expenses, nor to debts or liabilities that are repaid by the end of the fiscal year. The debts or liabilities of independent public bodies corporate and politic created by law and which have no power to levy taxes or obligate the General Fund of the State are not debts or liabilities of the State of Idaho.

     The State receives revenues unevenly throughout the year, but pays expenses fairly evenly throughout the year. In order to manage this mismatch of expenses-to-revenues the State Treasurer, on approval of the State Board of Examiners, may issue a tax anticipation note to smooth out the State’s revenues. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available State funds or accounts, as well as external tax anticipation notes which were sold in the open market. All notes issued by the State must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.

     The Idaho Bond Bank Authority (the “Authority”) was created by Idaho Code, Section 67-8703, authorizing the Authority to issue bonds to make loans to municipalities for infrastructure. The Authority can obtain better credit ratings, interest rates, and lower underwriting costs than municipalities can obtain individually. The Authority can obligate sales tax revenue as a source of payment or security for bonds issued, which imposes a potential direct financial burden on the State. The bonds are limited obligations of the Authority and do not constitute a debt of the State or any of its political subdivisions.

     At fiscal year end 2011, the State had $1.42 billion in long-term debt versus $1.36 billion the prior year, an increase of $61.8 million. The key factor in this increase was a note issued by the Idaho Transportation Department for highway construction.

     Bond ratings. Although the State has no general obligation debt outstanding, Moody’s has assigned the State an issuer rating of Aa1 (with a stable outlook) (rating confirmed as of December 3, 2012). There can be no assurance that such rating will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including tax anticipation notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Legal proceedings. At any given time there may be numerous civil actions pending against the State of Idaho which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws.

     As a result of a November 1998 Master Settlement Agreement between the five largest tobacco manufacturers and 46 states, Idaho received cash payments of $24.4 million during fiscal year 2011. Annual payments are to be received in perpetuity, subject to numerous adjustments. A number of tobacco manufacturers have commenced litigation against Idaho alleging that the State has not diligently enforced the Master Settlement Agreement. While Idaho believes the allegations regarding Idaho enforcement are without merit, the litigation threatens this income stream.

     Other considerations. The Tax-Free Idaho Fund is susceptible to political, economic or regulatory factors affecting issuers of Idaho municipal obligations. These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Idaho and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Idaho or contained in Official Statements for various Idaho municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Exempt Minnesota Funds
     Economic condition and outlook. In its November 2012 forecast, the Minnesota’s Office of Management and Budget (“OMMB”) noted that Minnesota’s economy has shown modest improvement in 2012. Wage and salary income during the first nine months of 2012 is up an estimated 4.3% compared to a year earlier and the State’s jobless rate has dropped by almost a half of a percentage point over the past twelve months. Minnesota’s non-farm employment payrolls grew 1.2% during the first 10 months of 2012 over the same period in 2011.

     Minnesota lost 155,000 jobs, or 5.5%, during the recession. Nationally, however, the percentage loss was even greater at 6.3%. Since the recovery began Minnesota has recovered more than 73% of the jobs lost in the downturn. Nationally, about 54% of the jobs lost have been regained. Wage and salary disbursements during the first nine months of 2012 are up an estimated 4.3% over the same period a year earlier and more than 40,000 jobs have been created since the beginning of 2012.

     Minnesota employers are forecast to add an average of 3,800 jobs per month in the first part of 2013 before increasing to over 4,500 a month by early 2014, aided by gains in construction and construction-related manufacturing. Moreover, the employment recovery remains broad based with professional and business services, education and health services, finance and insurance, retail trade, and manufacturing all showing gains. Government cutbacks remain a drag on employment, but even the long-suffering construction sector is now gaining jobs over last year.

     Minnesota’s housing market has shown widespread improvement in 2012. Combined with a five-year dearth of new home construction, stronger demand is rapidly absorbing excess units creating the housing boom. Inventories are at or nearing record lows, which along with a falloff in distressed sales, is fueling more competition among buyers. OMMB estimates that improving job growth and strengthening household formation rates will help absorb most, if not all, of the excess units into the market by 2013.

     The OMMB notes that projections for the Minnesota’s economy and the budget for 2013, 2014 and 2015 have a much larger than usual margin of error. Significant changes in federal tax law and expenditure policy are scheduled to take place beginning on January 1, 2013, but the details of those changes and their timing is still unknown, and some of the policy alternatives are of sufficient magnitude that they could push the U.S. economy into a recession. In total they will almost certainly affect the national economy. They will also affect the performance of the Minnesota economy and the State’s budget outlook.

     Budget process. Minnesota operates on a two-year budget cycle (a biennium). The governor’s biennial budget is presented to the Legislature in January of odd numbered years for the upcoming biennium. State statutes and the Minnesota Constitution require a balanced budget.

     The Governor and legislature failed to reach agreement on an overall budget for the 2012-13 biennium by the May 23, 2011 constitutional deadline. With the exception of an agriculture omnibus appropriations bill, appropriation bills to continue all state government functions past June 30, 2011 were not enacted until July 19, 2011. A 20 day state government shutdown began on July 1, 2011. During this period, critical state operations, primarily limited to programs directly affecting life, safety and the protection of property, were continued pursuant to a court order. Effects of the 20-day shutdown included the temporary layoff of 19,000 State employees, additional costs for shutdown preparation and post-shutdown recovery, and minor permanent revenue loss. To end the shutdown, the Governor and Legislature compromised on a budget balanced primarily through spending reductions, payment shifts, reductions to reserves, and proceeds from bonds secured by tobacco settlement receipts.

     Revenues and expenditures. The assets of the State exceeded liabilities at June 30, 2011 by $11.9 billion (presented as net assets). Of this amount, a deficit of $2.6 billion was reported as unrestricted net assets. As of the end of the 2011 fiscal year, the State’s governmental funds reported combined ending fund balances of $3.5 billion, an increase of $805 million compared with the prior year.

     The General Fund is the chief operating fund of the State. At the end of the 2011 fiscal year, the General Fund unreserved fund balance was a deficit of $901 million, an increase of $625 million compared to the prior year. This increase primarily resulted from an improvement of the economy.

     Debt management. The State debt management policy currently has three guidelines: 1) total tax-supported principal outstanding shall be 3.25% or less of total personal income; 2) total amount of principal (both issued, and authorized but unissued) for State general obligations, State moral obligations, equipment capital leases, and real estate capital leases are not to exceed 6% of State personal income; and 3) 40.0% of general obligation debt shall be due within five years and 70% within ten years, if consistent with the useful life of the financial assets and/or market conditions. As of November 30, 2012, total tax supported debt was 2.74% of estimated State personal income and total principal (issued, and authorized but unissued) was 4.62% of estimated State personal income. As of June 30, 2012, 35.6% of the State’s general obligation bonds were scheduled to mature within five years and 70.6% were scheduled to mature within ten years.

     The State’s long-term liabilities increased by $614 million (7.5%) during the 2011 fiscal year. The increase is primarily the result of the State issuing general obligation bonds for trunk highway projects and various State purposes.

     Legal proceedings. At any given time there are numerous civil actions pending against the State of Minnesota which could, if determined adversely to the State, materially affect the State’s expenditures and, in some cases, its revenues. Payment of tort claims against the State is generally made from funds appropriated by the Minnesota Legislature to agencies for their general operations, from appropriations of dedicated revenue receipts if practicable, or from funds appropriated for payment of tort claims. The maximum limit of liability for tort claims arising out of a single occurrence in Minnesota on or before January 1, 2000, and before January 1, 2008, is $1 million. The maximum limited liability for any one claim is $300,000 for claims arising before August 1, 2007, and $400,000 for claims arising on or after August 1, 2007, and before July 1, 2009. The maximum limit of liability for tort claims in Minnesota on or after January 1, 2008, and prior to July 1, 2009, is $1,200,000 for any number of claims arising out of a single occurrence. For tort claims arising in Minnesota on or after July 1, 2009, the maximum limits are $500,000 for any one claim and $1.5 million for any number of claims arising out of a single occurrence.

     The State has received 186 notices of tort claim arising from the August 1, 2007, I-35W interstate bridge collapse. The Minnesota Legislature enacted a compensation fund and appropriated $36.6 million to be paid to representatives of decedents and claimants who were on the bridge at the time of collapse. All 179 claimants accepted payments from the compensation fund in the aggregate amount of about $37 million on the condition that they waived their right to sue the State for additional recovery. However, the majority of those claimants have commenced litigation against the original bridge designer, an engineering firm that inspected the bridge under contract with the State, and a construction company that was performing work on the bridge at the time of the collapse. The State has been third-partied into this litigation. Although the State’s position is that its exposure in this litigation is capped at $1 million, the constitutionality of this cap may be challenged. The State brought third party claims against the other defendants seeking recovery of the $37 million paid to claimants and for the State’s damages associated with the bridge collapse. The State’s claims against the construction company performing work on the bridge and against the company that performed the inspections have been settled for $1 million and $5 million, respectively. The State is pursuing a claim against the company that designed the bridge.

     Bond ratings. Moody’s rates Minnesota’s general obligation bonds Aa1 (with a negative outlook) and S&P rates the State’s general obligation at AA+ (with a stable outlook) (ratings confirmed as of December 3, 2012). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Other considerations. During June 2012, torrential rain fall resulted in several counties having major infrastructure damage to roads and bridges including highways on the State, county and municipal systems. Minnesota received the federal disaster declaration from the Federal Emergency Management Agency in July 2012 for 13 counties and 3 Indian reservations. In August 2012 the State Legislature also authorized $167 million in disaster relief.

     Each Tax-Free Minnesota Fund is susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations. These include the possible adverse effects of certain Minnesota constitutional amendments, legislative measures, and voter initiatives. The information provided is only a brief summary of the complex factors affecting the financial situation in Minnesota and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations. No independent verification has been made of the accuracy or completeness of any of the following information.

Factors affecting the Tax-Free New York Fund
     Economic condition and outlook. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.

     During 2011, the nation and New York State economies experienced mixed performance. While employment growth in New York was stronger than in many other states, not all regions of the State benefitted equally. Between December 2009 (when employment reached its recessionary low) and March 2012, New York regained nearly 94% of jobs lost during the recession (more than twice the share recovered by the nation). Despite strong employment growth, the unemployment rate remains high. During the recession, the unemployment rate more than doubled for both the State and the nation. New York’s unemployment peaked at 8.9% in January 2010 and had declined to 8 percent in April 2011, but it then began to rise again as more people reentered the labor market, reaching 8.5% as of March 2012.

     Personal income in the State increased by 4.4% in 2011 as compared to 4.3% gain in 2010, but income grew faster in many other parts of the nation. New York’s gain in 2011 was lower than the nation’s (which rose to 5.1% from 3.7% in 2010), and ranked 39th among all the states.

     Wall Street is an important component of the State’s economy. Although the securities industry accounted for less than 3% of all jobs in the State it comprised 12.6% of all wages in 2011 and generated about 14% of State tax revenues. The 2011 profits of the broker/dealer operations of New York Stock Exchange member firms were $7.7 billion, the lowest level in a decade (except for the years of the financial crisis). As a result of the decline in Wall Street profitability, the State Comptroller estimated that the cash bonuses paid by the securities firms to their New York City employees for work done in 2011 declined by 14%.

     A sustained recovery has yet to begin in the housing markets. Home prices in the New York metropolitan area declined by 3.2% in 2011, after a 2.2% decline in 2010. While the foreclosure crisis has been less severe in New York than in many other parts of the nation, the share of mortgages in New York that are at least 90 days delinquent was 9.5% during the fourth quarter of 2011.

     General government results. An operating surplus of $137 million is reported in the New York State General Fund for fiscal year ended March 31, 2012. This results in an accumulated General Fund deficit of $1.9 billion. The State completed its fiscal year ended March 31, 2012, with a combined Governmental Funds operating surplus of $619 million as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $1.9 billion. The combined operating surplus of $619 million included an operating surplus in the General Fund of $137 million as well as in the Federal Special Reserve Fund of $27 million, and in the Other Governmental Funds of $481 million, offset by an operating deficit in the General Debt Service Fund of $26 million.

     The State’s financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2012, includes a fund balance of $6.4 billion comprised of $31.2 billion of assets available to liquidate liabilities of $24.8 billion. The Governmental Funds fund balance includes a $1.9 billion accumulated deficit in the General Fund.

     Budget process. New York’s budget process begins with the Governor’s submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. New York’s Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund— the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. Once the appropriation bills and other bills become law, the Division of Budget of the State of New York (“DOB”) revises the State Financial Plan to reflect the Legislature’s actions, and begins the process of implementing the budget.

     State budgetary outlook. The DOB currently projects that the State will end the 2012-13 fiscal year with a General Fund balance of $1.5 billion, which consists of $1.1 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $21 million in the Contingency Reserve Fund, $57 million in the Community Projects Fund, $77 million in prior year labor agreements and $13 million in undesignated fund balance.

     General Fund disbursements, including transfers to other funds, are expected to total $59.2 billion in 2012-13, an increase of $340 million over 2010-11. State Operating Funds disbursements for 2012-13 are estimated to total $89.4 billion, an increase of $2.2 billion (2.6%) over 2011-12 results. For both the General Fund and State Operating Funds, spending growth is driven by Medicaid, education, pension costs, employee and retiree health benefits, social services programs and debt service.

     In the most recent State annual report, it was noted that the State had ended its 2011-12 fiscal year having made significant progress in addressing the State’s structural deficit primarily through spending reductions and without relying heavily on non-recurring or temporary revenue. Further debt reform to ban backdoor borrowing by public authorities and restore voter control over debt was also suggested. Debt service is one of the fastest growing categories of the budget and much of this debt has been issued by public authorities without voter approval.

     The budget gap for 2013-14, which the Governor must address in his Executive Budget due on February 1, 2013, is now projected at $982 million. In the General Fund, the projected budget gaps total approximately $3.59 billion in 2014-15 and $4.37 billion in 2015-16.

     Superstorm Sandy (the “Storm”) caused significant infrastructure damage and economic losses within the State, with widespread flooding, power failures, and wind damage to public and private property in New York City, Long Island, and other downstate areas. Public infrastructure, including mass transit systems, public schools, and municipal buildings, sustained serious damage. Thirteen counties were approved to receive federal disaster assistance as a result of the Storm. The Storm’s impact on the State’s economy and finances remains highly uncertain and subject to a number of factors, including the scope and timing of feral aid, which are not possible to predict reliably at this time. Recent DOB financial projections do not reflect an assessment of the Storm’s impact. The Storm assessment that is expected to be included in January 2013 projections may result in material and adverse changes to the DOB’s Mid-Year Financial Plan projections.

     Debt and other financing activities. The State has obtained long-term financing in the form of voter-approved general obligation debt (“voter-approved debt”) and other obligations that are authorized by legislation but not approved by the voters (“non-voter–approved debt”), including lease-purchase contractual obligations where the State’s legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or from assignment of revenue in the case of Tobacco Settlement Revenue Bonds. The indebtedness of the State may be classified as State-supported debt and State-related debt.

     State-supported debt. State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax (“PIT”) Revenue Bond Program and the New York Local Government Assistance Program bonds.

     The Debt Reform Act of 2000 (the “Act”) imposes statutory limitations which restrict the issuance of State-supported debt to capital purposes only and establishes a maximum term of 30 years for such debt. The Act also imposed phased-in caps that ultimately limit the amount of new State-supported debt (issued on or after April 1, 2000) to 4% of State personal income, and new State-supported debt service (on debt issued on and after April 1, 2000) to 5% of total governmental funds receipts. For the fiscal year ended March 31, 2012, the cumulative debt outstanding and debt service caps were 4.00% and 4.65%, respectively. The Act does not apply to debt which is not considered State-supported and therefore does not encompass State-guaranteed debt, moral obligation debt, and contingent-contractual obligations financing such as the bonds issued by the Tobacco Settlement Financing Corporation.

     General obligation debt. General obligation debt is debt to which the full faith and credit of the State has been pledged. Under New York’s Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the State Constitution, the State may undertake short-term general obligation borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing general obligation tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The State had $3.49 billion in general obligation bonds outstanding at 2011-12 fiscal year-end. During the year the State issued $330 million in general obligation bonds. The total amount of general obligation bonded debt authorized but not yet issued at 2011–12 year-end was $1.3 billion. At March 31, 2012 the State had $58.06 billion in bonds, notes and other financing agreements outstanding compared with $56.13 billion last year, an increase of $1.9 billion. New York has never defaulted on any of its general obligation debt.

     State-supported lease-purchase and contractual-obligation financings. Prior to the commencement of the State PIT Revenue issuances in 2002, public authorities or municipalities issued other long-term, lease-purchase and contractual-obligation debt. This type of debt, where debt service is payable from monies received from the State and is subject to annual State appropriation, not general obligations of the State. Under this financing structure bonds were issued to finance various capital programs, including those which finance the State’s highway and bridge projects, State University of New York and City University of New York educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (i.e., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. New York has never defaulted on any of its obligations under lease purchase or contractual obligation financing arrangements. As of March 31, 2012, the State had long-term debt obligations of $40.45 billion under lease/purchase and other financing arrangements (nonvoter approved), an increase from $40.41 billion for fiscal 2011.

     State-related debt. State-related debt is a broader measure of State debt that includes the State-supported debt referenced above, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings.

     Contingent contractual-obligation financing. New York may also enter into statutorily authorized contingent contractual-obligation via a service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged, or otherwise available, to pay the debt service on the bonds. New York has never been required to make any payments under this financing arrangement, but the bankruptcy of certain hospitals in the secured hospitals program may require the State to make payments in the future.

     Moral obligation financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer’s debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The DOB does not expect the State to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2012-13 fiscal year.

     State-guaranteed financings. Pursuant to specific constitutional authorization, New York may also directly guarantee certain public authority obligations. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 2012-13 fiscal year.

     Public authorities. Public authorities refer to certain public benefit corporations, created pursuant to State law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt. As of December 31, 2011, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $163 billion, only a portion of which constitutes State-supported or State-related debt.

     New York City (the “City”). The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Between 2004 and January 2012, the New York Legislature authorized 21 special acts authorizing, or amending authorizations for, bond issuances to finance local government operating deficits. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that localities or local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

     Bond ratings. The State’s general obligation bonds are rated AA (with a positive outlook) by S&P and Aa2 (with a stable outlook) by Moody’s (ratings confirmed as of December 3, 2012). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Risk management. New York State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages. The State does, however, have fidelity insurance on State employees. Workers’ compensation coverage is provided on a self-insurance basis.

     Legal proceedings. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws.

     Included in the State’s outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State’s Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

     With respect to pending and threatened litigation, the State has reported liabilities of $538 million for awarded and anticipated unfavorable judgments. In addition, the State is party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of approximately $379 million.

     Other considerations. The Tax-Free New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in New York or contained in Official Statements for various New York municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting Pennsylvania
     The Fund will concentrate its investments in, among other things, debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities. This raises special investment considerations. Changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of the Fund and its portfolio securities. This section briefly describes current economic trends in Pennsylvania, and constitutes only a brief summary of some of the many complex factors that may have an effect on the Pennsylvania economy. The information set forth below is largely derived from official statements prepared in connection with debt offerings relating to Commonwealth of Pennsylvania General Obligation Bonds that are generally available to investors. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or political conditions within Pennsylvania and is subject to change. It is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the Commonwealth or of local government units located in the Commonwealth. The information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. In addition, the information provided is updated only through the information available as of the date of this SAI. The information and risks set forth below could change quickly and without notice due to additional information available, market or economic changes or other unforeseen events, among other things. It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and there is no requirement on the part of the Commonwealth to make payment on such local obligations in the event of default. The Fund has not independently verified this information.

General
     Many factors affect the financial condition of the Commonwealth of Pennsylvania and its political subdivisions, such as social, environmental, and economic conditions, many of which are not within the control of such entities. Pennsylvania and certain of its counties, cities, and school districts and public bodies have from time to time in the past encountered financial difficulties which have adversely affected their respective credit standings. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund.

     The General Fund, the Commonwealth’s largest operating fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth’s operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The Constitution of the Commonwealth of Pennsylvania places a claim on revenues of the Commonwealth as security for the payment of principal and interest on all debt of the Commonwealth.

     Legislation enacted with the adoption of the fiscal year 2003 budget abolished the Tax Stabilization Reserve Fund and transferred its balance of $1.038 billion to the General Fund. Balances in the Budget Stabilization Reserve Fund, may be used to alleviate emergencies threatening the health, safety or welfare of the Commonwealth’s citizens or to offset unanticipated revenue shortfalls due to economic downturns. Income to the Budget Stabilization Reserve Fund is provided by the transfer of a legislatively determined portion of the General Fund budgetary basis unappropriated surplus at the close of a fiscal year, by investment income earned by the fund, and by specific appropriation from other available funds by the General Assembly.

     The Budget Stabilization Reserve Fund is intended to accumulate a balance equal to 6 percent of General Fund revenues. Beginning with fiscal year 2003, 25 percent of any fiscal year-end surplus is to be deposited into the Budget Stabilization Reserve Fund. Whenever the Budget Stabilization Reserve Fund balance reaches or exceeds a level equal to 6 percent of General Fund revenues, the proportion of the General Fund’s fiscal year-end balance to be transferred to the Budget Stabilization Reserve Fund is lowered from 25 percent to 10 percent. The General Assembly may appropriate additional amounts to this fund at any time.

     In July 2008, the statutory transfer of 25 percent of the Commonwealth’s unappropriated surplus balance was suspended for one year. The budgets for fiscal years 2009 and 2010 included no transfers into the Budget Stabilization Reserve Fund of any unappropriated surplus as no such surpluses existed at the end of fiscal years 2009 and 2010. The fiscal year 2010 budget included a transfer of the entire $755.0 million balance of the Budget Stabilization Reserve Fund to the General Fund to assist with the enactment of a balanced budget for fiscal year 2010. While the Commonwealth ended fiscal year 2011 with a $1.07 billion ending balance, under provisions of the American Recovery and Reinvestment Act of 2009 (“ARRA”), the Commonwealth was prohibited from depositing any funds into the Budget Stabilization Reserve Fund. In June 2011, the statutory transfer of 25 percent of the Commonwealth’s unappropriated surplus balance was suspended for one year. The Commonwealth ended fiscal year 2012 with an unappropriated surplus balance of $659.3 million but the required transfer to the Budget Stabilization Reserve Fund was suspended for one year. At present, the Commonwealth has a virtually zero balance in the Budget Stabilization Reserve Fund. Based on the revised revenue estimate for the enacted budget for fiscal year 2013, the Commonwealth projects a preliminary fiscal year 2013 ending balance of $543.6 million, which would result in a statutory transfer of $135.9 million in June 2013. It should be noted that the proposed budget for fiscal year 2014 assumes that the statutory transfer would once again not be made.

     Balances in the Budget Stabilization Reserve Fund are to be used only when emergencies involving the health, safety or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process. Funds in the Budget Stabilization Reserve Fund may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly. Any funds appropriated from the Budget Stabilization Reserve Fund that are unspent are returned to the Budget Stabilization Reserve Fund.

Recent Developments
     On February 5, 2013, the Governor submitted to the General Assembly his proposed fiscal year 2014 budget. The Governor’s proposed budget provides for General Fund expenditures in the amount of $28.4 billion. The Comprehensive Annual Financial Report (“CAFR”) for the fiscal year ended June 30, 2012 was issued on December 19, 2012. CAFR’s, beginning with fiscal year ended June 30, 2011, incorporate a new accounting and reporting standard with respect to fund balances that affects the comparability of financial information for such fiscal years to GAAP basis financial information reported for prior fiscal years.

Financial Results for Recent Fiscal Years (GAAP Basis)
     During the five-year period from fiscal year 2008 through fiscal year 2012, total revenues and other sources increased by an average of 3.1 percent annually. Tax revenues during this same period increased by an annual average of 0.18 percent with a portion of the average annual growth rate adversely impacted by a significant decline in tax revenue and revenues from other sources in fiscal years 2009 and 2010. During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds have continued to become a larger portion of income to the General Fund. Expenditures and other uses during the fiscal years 2008 through 2012 rose at an average annual rate of 3.1 percent. Expenditures for the protection of persons and property during this period increased at an average annual rate of 3.3 percent; public education expenditures during this period decreased at an average annual rate of 0.5 percent; health and human services expenditures increased at an average annual rate of 5.4 percent; and capital outlays increased at an average annual rate of 85.9 percent. Commonwealth expenditures for direction and support services (state employees and government administration) decreased at an average annual rate of 3.3 percent during the fiscal years 2008 through 2012. The fund balance at June 30, 2012 totaled $1,259.3 million, a decrease of $362.1 million from the balance at June 30, 2011.

State Budget
     The Commonwealth operates under an annual budget that is formulated and submitted for legislative approval by the Governor each February. A budgetary basis of accounting is used for ensuring compliance with the enacted operating budget and is governed by applicable state statutes and by administrative procedures. The state Constitution provides that operating budget appropriations shall not exceed the actual and estimated revenues and unappropriated surplus available in the fiscal year (July 1 – June 30) for which funds are appropriated. Annual budgets are enacted for the General Fund, the Commonwealth’s largest operating fund, and certain special revenue funds that together represent the majority of expenditures of the Commonwealth. The annual budget classifies fund revenues as Commonwealth revenues, augmentations, federal revenues, or restricted receipts and revenues.

     Commonwealth revenues are revenues from taxes and from non-tax sources such as licenses and fee charges, penalties, interest, investment income and other miscellaneous sources. Augmentations consist of departmental and institutional billings that supplement an appropriation of Commonwealth revenues, thereby increasing authorized spending. Federal revenues are those federal aid receipts that pay for or reimburse the Commonwealth for funds disbursed for federally assisted programs. Restricted receipts and revenues are funds that are restricted to a specific use or uses by state law, administrative decision, or the provider of the funds. Only Commonwealth revenues and expenditures from these revenues are included in the computation made to determine whether an enacted budget is constitutionally balanced. Augmenting revenues and federal revenues are considered to be self-balancing with expenditures from their respective revenue sources.

     The Commonwealth’s budgetary basis financial reports for its governmental funds are based on a modified cash basis of accounting, as opposed to the modified accrual basis prescribed by GAAP. Under the Commonwealth’s budgetary basis of accounting, tax receipts, non-tax revenues, augmentations and all other receipts are recorded at the time cash is received. An adjustment is made at fiscal year-end to include accrued unrealized revenue; that is, revenues earned but not collected. Revenues accrued include estimated receipts from (i) sales and use, personal income, realty transfer, inheritance, cigarette, liquor, liquid fuel, fuels, and oil company franchise taxes, and interest earnings, and (ii) federal government commitments to the Commonwealth. Expenditures are recorded at the time payment requisitions and invoices are submitted to the Treasury Department for payment. Appropriated amounts are reserved for payment of contracts for the delivery of goods or services to the Commonwealth through an encumbrance process. Unencumbered appropriated funds are automatically lapsed at fiscal year-end and are available for re-appropriation. Estimated encumbrances are established at fiscal year-end to pay certain direct expenditures for salaries, wages, travel and utility costs payable against current year appropriations, but disbursed in the subsequent fiscal year. Recording of the applicable expenditure liquidates the encumbered amount. Over-estimates of fiscal year-end encumbrances are lapsed in the subsequent fiscal year and under-estimates are charged to a subsequent fiscal year appropriation. Appropriation encumbrances are shown on the Commonwealth’s balance sheet as a reservation of fund balance.

     Other reservations of fund balance include (i) the unexpended balance of continuing appropriations, and (ii) requested appropriation supplements and deficiency appropriations. Revenues dedicated for specific purposes and remaining unexpended at fiscal year-end are likewise reserved.

     At fiscal year-end, budgetary basis fund financial information, both revenues and expenditures, is adjusted to reflect appropriate accruals for financial reporting in conformity with GAAP. The Commonwealth is not required to prepare GAAP financial statements and does not prepare them on an interim basis. GAAP fund financial reporting requires a modified accrual basis of accounting for governmental funds, while proprietary and fiduciary funds are reported on the accrual basis of accounting.

     Fund financial statements of the Commonwealth prepared under GAAP differ from those traditionally prepared on a budgetary basis for several reasons. Among other differences, the GAAP fund financial statements (i) generally recognize revenues when they become measurable and available rather than when cash is received, (ii) report expenditures when goods and services are received and a liability incurred rather than when cash is disbursed, (iii) include a combined balance sheet for the Commonwealth presented by GAAP fund type rather than by Commonwealth fund, and (iv) include activities of all funds in the reporting entity, including agencies and authorities usually considered as independent of the Commonwealth for budgetary purposes. Adjustments to budgetary basis revenues and expenditures required to conform to GAAP accounting generally require including (i) corporation, sales, and personal income tax accruals, (ii) tax refunds payable and tax credits, and (iii) expenditures incurred but not yet posted as expenditures or not covered by appropriations.

Fiscal Year 2012 Commonwealth Budget
     The subdued level of the economic recovery from the most recent national recession continued to affect the Commonwealth’s revenue receipts during fiscal year 2012. General Fund revenues of the Commonwealth were below the certified estimate by $162.8 million or 0.6 percent during fiscal year 2012. Final Commonwealth General Fund revenues for the fiscal year totaled $27,678.0 million. Total fiscal year 2012 revenues, net of reserves for tax refunds and including public health and human services assessments, totaled $27,101.3 million. Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources, were $27,534.4 million, resulting in a preliminary operating balance for fiscal year 2012 of -$433.3 million. However, after accounting for a positive fiscal year 2012 beginning balance of $1,072.8 million, the Commonwealth ended fiscal year 2012 with an unappropriated surplus balance of $659.0 million, which was the second largest (following the $1,072.8 million ending balance from FY 2011) such unappropriated ending balance since prior to the last recession.

     General Fund revenues increased $180.8 million or 0.7 percent during fiscal year 2012 when measured on a year-over-year basis as compared to fiscal year 2011. Tax revenue collections grew $687.8 million or 2.6 percent on a year-over-year basis from fiscal year 2011 to fiscal year 2012 while non-tax revenue collections declined $507.2 million or 48.9 percent, primarily from a reduction in balance transfers from fiscal year 2011 to fiscal year 2012. Reserves for tax refunds in fiscal year 2012 were $1,275 million, an increase of 10.9 percent from fiscal year 2011 reserve levels. Fiscal year 2012 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27,534.4 million. A total of $349.3 million in appropriations were lapsed in fiscal year 2012, and the fiscal year 2012 budget contained a slightly increased level of public health and human services assessments, $698.3 million, which were utilized to cover a portion of medical assistance and long-term care costs. These assessments replaced $698.3 million of General Fund medical assistance and long-term care costs in fiscal year 2012, compared to $636.6 million in fiscal year 2011, an increase of 9.7 percent. Commonwealth General Fund appropriations for fiscal year 2012 totaled $27,185.6 million, a decrease of $1,135.7 million or 4.0 percent from fiscal year 2011 levels. The Basic Education Funding subsidy to local school districts declined 7.3 percent from the prior year. Funding for higher education programs was reduced by approximately 20 percent. Commonwealth contributions to the Public School Employees Retirement System increased 108.7 percent from fiscal year 2011 levels. Spending for the Department of Corrections was held flat at fiscal year 2011 levels during fiscal year 2012 and medical assistance and human services spending decreased by $54.6 million or 0.5 percent during fiscal year 2012. The ending unappropriated balance was $659.2 million for fiscal year 2012. Again in June 2012, the statutory transfer of 25 percent of the Commonwealth’s unappropriated surplus balance was suspended for one year.

     For GAAP purposes, at June 30, 2012, the General Fund reported a fund balance of $1,260.0 million, a decrease of $361.0 million from the reported $1,621.0 million fund balance at June 30, 2011. On a net basis, total assets increased by $261.0 million to $10,839.0 million. Liabilities increased by $622 million to $9,840.0 million. The negative change in fund balance for the General Fund for fiscal year 2012 of $361.0 million represents a decline from the net amount of changes in the fund balance of $1,336.0 million, which occurred during fiscal year 2011.

Fiscal Year 2013 Commonwealth Budget
     The economic recovery from the most recent national recession continues to impact the Commonwealth’s revenue receipts during fiscal year 2013. The economic data upon which the General Fund revenue estimates for the enacted budget of fiscal year 2012 were based included a projected growth in real gross domestic product (“GDP”) of the United States of 2.2 percent. Consumer expenditures were expected to grow 3.5 percent during fiscal year 2013 and wages and salaries were expected to grow 3.5 percent during the fiscal year. Since the enactment of the fiscal year 2013 budget in June 2012, economists have slightly lowered their estimates for each of these econometric measures. As of January 2013, (the latest estimates for fiscal year growth in the U.S.), estimates for growth in real GDP have been lowered to 2.0 percent since June 2011. Further, economists are now expecting lower consumer expenditure growth of 3.1 percent rather than the 3.5 percent forecast in June 2012. Estimates are that wage and salary growth will be lower in fiscal year 2013, just 3.0 percent versus the level of 3.5 percent that was forecast at the time of the adoption of the fiscal year 2013 budget. Despite the reduction in various econometric indicators, revenue receipts to the Commonwealth have been running ahead of estimate through February 2013.

     At the time of the enactment of the fiscal year 2013 budget, total revenues were projected to grow 3.3 percent during the fiscal year. Through May 2013, General Fund revenues were $102.3 million, or 0.4 percent above the certified revenue estimate for fiscal year 2013. On a year-over-year basis, General Fund revenues have grown 4.4 percent, primarily based upon growth in corporate receipts of 20.2 percent and growth in personal income tax receipts of 4.0 percent. In February 2013, the Governor’s proposed budget for fiscal year 2014 included a revision to the fiscal year 2013 revenue estimate for General Fund revenues to reflect the effects of greater-than-estimated growth in revenues collected to that date. At that time it was estimated that fiscal year 2013 Commonwealth revenues would be $232 million more than the official estimate used during the enactment of the fiscal year 2013 budget. As noted above, actual revenues through May 2013 are $102.3 million or 0.4 percent above the estimate enacted as part of the fiscal year 2013 budget.

     The enacted fiscal year 2013 budget, as re-estimated in February 2013, provides appropriations and executive authorizations, net of lapses and other reductions, totaling $28,339.8.0 million of Commonwealth funds against estimated revenues, net of tax refunds and including public health and human services assessments, of $28,210.8 million. The $129.0 million negative difference between estimated revenues and budgeted appropriations is to be mitigated by a partial draw down of the $659.0 million ending balance from fiscal year 2012. The $129 million projected imbalance for fiscal year 2013 is 304.3 million, (or 70.2 percent) lower than the actual fiscal year 2012 General Fund operating deficit of $433.3 million.

     As part of the proposed fiscal year 2014 budget, the Commonwealth is proposing $96 million in supplemental appropriation requests for the current fiscal year. The additional funding is to be requested to cover areas in public welfare ($69.3 million), emergency management ($15 million) and education ($11 million). General Fund appropriations (prior to any lapses), from all revenue sources are estimated to grow $720.4 million or 2.7 percent on a year-over-year basis during fiscal year 2013. This modest increase follows a net reduction in state spending of over $1,159.9 million or 4.1 percent on a year-over-year basis during the prior fiscal year. The reduction in appropriations during fiscal year 2012 was the largest such reduction in the Commonwealth since at least 1970 and the fiscal year 2012 budget reset spending levels to those last seen in fiscal year 2009. The enacted fiscal year 2013 budget resets spending levels to the fiscal year 2010 levels.

     Based on the revised revenue projections of fiscal year 2013, as incorporated in the Governor’s proposed fiscal year 2014 budget released on February 5, 2013, and assuming fiscal year 2013 supplemental appropriation requests totaling $95 million, the General Fund would be projected to have an ending balance of approximately $543.6 million for fiscal year 2013.

     The achievement of budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy. Deficits in the enacted budget can result from failures to timely receive projected revenues, inability to control or reduce expenses as projected, incurrence of unforeseen expenses, imposition of unforeseen obligations, whether of a legislative or litigation nature or resulting from a natural disaster, and a multitude of other causes. Cost cutting and revenue producing measures are less efficacious if imposed later in a fiscal year because of the shorter time period over which they will operate.

Fiscal Year 2014 Proposed Budget
     A proposed fiscal year 2014 budget was submitted by the Governor to the General Assembly on February 5, 2013. The proposed budget recommends net appropriations, including public health and human services assessments, totaling $29,218.6 million of Commonwealth funds against estimated revenues, net of tax refunds and proposed revenue changes along with public health and human services assessments, of $28,705.1 million. The proposed fiscal year 2014 budget anticipates an operating shortfall of $513.5 million which would be funded by a partial draw down of the anticipated fiscal year 2013 year-end unappropriated balance of $543.6 million. As result, the anticipated fiscal yearend 2014 unappropriated balance is expected to be $22.6 million.

     The fiscal year 2014 proposed budget represents a 2.4 percent ($688.8 million) increase in appropriations over the fiscal year 2013 budget. The Governor’s proposed budget does not include any net tax increases and continues the phase-out of the capital stock and franchise tax. Major reform initiatives in the fiscal year 2014 proposed budget include a plan to divest the Commonwealth from the ownership/operation of the state liquor distribution system with the use of the net proceeds from such divestment to be invested in education, a modernization of Pennsylvania’s transportation infrastructure, and an overhaul of the state pension systems.

     The General Assembly may change, eliminate or add amounts and items to the proposed budget submitted by the Governor, and there can be no assurance that the budget, as proposed by the Governor, or as altered by the General Assembly will be enacted into law by June 30. In the event that the General Assembly fails to pass or the Governor fails to sign an appropriation act prior to July 1 of any fiscal year for that fiscal year, the Pennsylvania Constitution, the laws of Pennsylvania and certain state and federal court decisions provide that the Commonwealth may continue during such periods of an un-budgeted fiscal year to make debt service payments, payments for mandated federal programs such as cash assistance and payments related to the health and safety of the citizens of the Commonwealth such as police and correctional services. Failure, however, of the Governor and the General Assembly to reach agreement on the budget could have adverse effects on the Commonwealth, including, among others, the collection of revenue and completion of the annual audit.

Economic Conditions
The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida, and Illinois. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

     Pennsylvania’s agricultural industries remain an important component of the Commonwealth’s economic structure, accounting for more than $5.4 billion in crop and livestock products annually. In 2011, agribusiness and food related industries reached export sales surpassing $1.3 billion in economic activity. Over 63,000 farms form the backbone of the state’s agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and three million acres of pasture and farm woodlands — nearly one-third of the Commonwealth’s total land area. Agricultural diversity in the Commonwealth is demonstrated by the fact that Pennsylvania ranks among the top ten states in the production of a variety of agricultural products.

     Non-agricultural employment in Pennsylvania over the 10 years ending in 2011 increased at an average annual rate of 0.08 percent compared with an increase 0.05 percent rate for the Middle Atlantic region and 0.09 percent rate for the U.S.

     Non-manufacturing employment in Pennsylvania has increased in recent years and reached 90.1 percent of total employment by 2011. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 9.9 percent of 2011 non-agricultural employment, has fallen behind the services sector, the trade sector and the government sector as the 4th largest single source of employment within the Commonwealth. In 2011, the services sector accounted for 47.9 percent of all non-agricultural employment while the trade sector accounted for 15.0 percent.

     Pennsylvania’s annual average unemployment rate was equivalent to the national average throughout the 2000’s. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 8.5 percent in early 2010 compared to 4.4 percent annual unemployment rate in 2007. As of April 2013 Pennsylvania had a seasonally adjusted annual unemployment rate of 7.6 percent.

     There are various litigations pending against the Commonwealth, its officers and employees. In 1978, the General Assembly approved a limited waiver of sovereign immunity with respect to lawsuits against the Commonwealth. This cap does not apply to tax appeals. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,150 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal year 2013 is $20.0 million.

     The Commonwealth also represents and indemnifies employees who have been sued under Federal civil rights statutes for actions taken in good faith in carrying out their employment responsibilities. There are no caps on damages in civil rights actions. The Commonwealth’s self-insurance program covers damages in these cases up to $250,000 per incident. Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.

Outstanding Debt of the Commonwealth
     General. The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate-approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt, except debt incurred through the issuance of tax anticipation notes must be amortized in substantial and regular amounts.

     Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations. Net outstanding general obligation debt totaled $10,724.3 million at June 30, 2012, an increase of $852.3 million from June 30, 2011. Over the 10-year period ended June 30, 2012, total net outstanding general obligation debt increased at an annual rate of 5.9 percent. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 6.5 percent.

     Government Authorities and Other Organizations. Certain state-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. However, some of these organizations are indirectly dependent upon Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations.

     Moral Obligations. The only debts of state-created organizations in Pennsylvania which bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency, a state-created agency that provides financing for housing for lower and moderate income families in the Commonwealth. As of December 31, 2012, this state-created organization had $3,839.6 million of revenue bonds outstanding.

     Lease Financing. The Commonwealth, through several of its departments and agencies, leases various real property and equipment. Some leases and the lease payments there under are, with the Commonwealth’s approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments payable by Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth’s annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be paid. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

     Commonwealth Financing Authority. The Commonwealth Financing Authority (the “CFA”) was established in April 2004 with the enactment of legislation establishing the CFA as an independent authority and an instrumentality of the Commonwealth. The CFA is authorized to issue limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities. The CFA’s bonds and financings are to be secured by revenues and accounts of the CFA, including funds appropriated to CFA from general revenues of the Commonwealth for repayment of CFA obligations. The obligations of the CFA do not constitute a debt or liability of the Commonwealth.

     Since November 2005, the CFA has completed multiple bond issues to fund programs established by its original economic stimulus mission of April 2004.

     As part of the enactment process for the fiscal year 2009 budget, the General Assembly enacted and on July 9, 2008, the Governor signed into law Act 63 of 2008 (“Act 63”) and Act 1 of Special Session 1 of 2008 (“Act 1”). Combined, these two acts provide the CFA with additional bond issuance authority of up to an additional $1,300 million. Act 63 of 2008 provides the CFA with authority to issue up to $800 million in limited obligation revenue bonds in order to fund water or sewer projects, storm water projects, flood control projects and high hazard unsafe dam projects. Act 63 also provides for the use of Pennsylvania Gaming and Economic Development and Tourism Fund revenues to support debt service costs associated with the $800 million in additional CFA debt authority. Act 1 provides the CFA with authority to issue up to $500 million in limited obligation revenue bonds to fund the development of alternative sources of energy. As of December 31, 2012, the CFA had issued $242.0 million in limited obligation revenue bonds authorized by Act 1. Further, the CFA has issued $550.0 million in limited obligation revenue bonds authorized by Act 63.

     As of June 30, 2012, the CFA had $1,380.6 million in outstanding bond debt. With respect thereto, the Commonwealth’s General Fund has appropriation responsibility for $701.2 million thereof and the Pennsylvania Gaming and Economic Development and Tourism Fund has appropriation responsibility with respect to $679.4 million of such outstanding debt. In preparation for the enactment of the fiscal year 2011 Commonwealth budget, DCED and the Office of the Budget, in compliance with the various Service Agreements, requested an appropriation from the Pennsylvania General Assembly in the full amount of the then estimated debt service for the CFA. In light of available resources of the CFA, the Pennsylvania General Assembly enacted its fiscal year 2011 budget which appropriated $76.480 million in state funds to the CFA for payment of CFA debt service during fiscal year 2011, which amount was approximately $3.5 million less than required to meet all of the CFA’s debt service obligations in that fiscal year. In order to address this shortfall, the CFA applied approximately $3.5 million in available interest earnings to its debt service payments. The Commonwealth’s fiscal year 2012 enacted budget appropriated $82.019 million, which amount was sufficient for the CFA to meet all of its debt service obligations. The Commonwealth’s fiscal year 2013 enacted budget appropriates $85.519 million in state funds to the CFA for payment of CFA debt service during fiscal year 2013. CFA debt service for fiscal year 2013 is estimated to be $82.012 million. With respect to future fiscal year budgets, additional appropriations from the General Fund for future debt service are expected to be requested each year by the Department of Community and Economic Development for inclusion in annual Executive Budget requests to the General Assembly.

     Lease for Pittsburgh Arena. In October 2007, the Commonwealth and the Sports and Exhibition Authority of Pittsburgh and Allegheny County (the “SEA”) entered into a lease agreement (the “Arena Lease”) that, while not creating indebtedness of the Commonwealth, creates a “subject to appropriation” obligation of the Commonwealth. The SEA, a joint public benefit authority, issued in October 2007 its $313.3 million Commonwealth Lease Revenue Bonds (the “Arena Bonds”) to finance a multi-purpose arena (the “Arena”), to serve as the home of the Pittsburgh Penguins (the “Penguins”), a hockey team in the National Hockey League. The Arena Bonds are not debt of the Commonwealth but are limited obligations of the SEA payable solely from the Special Revenues pledged therefore.

     While the Special Revenues currently are projected to be adequate to pay all debt service on the Arena Bonds, to the extent such revenues are in any year inadequate to cover debt service, the Commonwealth is obligated under the Arena Lease to fund such deficiency, subject in all cases to appropriation by the General Assembly. The maximum annual amount payable by the Commonwealth under the Arena Lease is $19.1 million. In December 2009, the Commonwealth was notified by the SEA that an additional $2.8 million would be required in fiscal year 2010 to support debt service. In compliance with its obligations under the Arena Lease, the Commonwealth included an appropriation request for $2.8 million from the Pennsylvania Gaming and Economic Development Tourism Fund in its fiscal year 2010 budget. Subsequent to the fiscal year 2010 budget, the Commonwealth has been annually notified by the SEA that additional funds would be required to support debt service. In each subsequent year, the Commonwealth included the appropriation request in the appropriate fiscal year budget. In fiscal year 2011, the actual amount appropriated to support the SEA debt service was $163,885.00 and in fiscal year 2012 it was $96,470.00.

     During April 2010, the SEA issued $17.36 million in additional Commonwealth Lease Revenue Bonds (the “Supplemental Arena Bonds”) to complete the Arena. The Supplemental Arena Bonds do not constitute debt of the Commonwealth but are limited obligations of the SEA payable solely from the Special Revenues pledged therefore. As with the Arena Bonds, the Commonwealth is obligated under the Arena Lease, as amended, to fund any deficiency in Special Revenues necessary to pay debt service on the Supplemental Arena Bonds, subject in all cases to appropriation by the General Assembly.

     Pennsylvania Convention Center. In April 2010, the Commonwealth acquired (through ownership and a long-term leasehold interest) the Pennsylvania Convention Center located in Philadelphia, Pennsylvania and the expansion thereto that was recently constructed. Such acquisition was financed through the issuance by PEDFA (defined below) of $281.075 million of revenue bonds (the “Convention Center Bonds”). The Commonwealth, the City of Philadelphia (the “City”) and the Pennsylvania Convention Center Authority (the “Convention Center Authority”) entered into an Operating Agreement (the “Operating Agreement”) in connection with the issuance of the Convention Center Bonds and the acquisition of the Pennsylvania Convention Center which provides for the operation of the Pennsylvania Convention Center by the Convention Center Authority (which also leases the facility), for the City to make an annual payment of $15 million plus a percentage of its Hotel Room Rental Tax and Hospitality Promotion Tax revenues to support operations of the Pennsylvania Convention Center and for the Commonwealth to make payments to finance operating deficits and operating and capital reserve deposits of the Pennsylvania Convention Center and to pay debt service on the Convention Center Bonds. The Commonwealth also entered into a Grant Agreement (the “Grant Agreement”) with PEDFA and U.S. Bank National Association, as trustee for the Convention Center Bonds, with respect to the obligations of the Commonwealth to make the payments required under the Operating Agreement and related amounts due with respect to the Pennsylvania Convention Center and the Convention Center Bonds.

     The obligations of the Commonwealth under the Operating Agreement and the Grant Agreement do not create indebtedness of the Commonwealth but are payable from (1) funds available in the Gaming Economic Development and Tourism Fund and (2) other funds of the Commonwealth, subject to annual appropriation by the state legislature. Payments from the Gaming Economic Development and Tourism Fund of up to $64,000,000 per year for up to 30 years (but not exceeding $880 million in the aggregate) have been appropriated by the General Assembly (by Act 53 of 2007, (“Act 53”)) for the payment of debt issued with regard to the Pennsylvania Convention Center and for operating expenses of the Pennsylvania Convention Center; however, there is no requirement in Act 53 or otherwise that funds in the Gaming Economic Development and Tourism Fund be so applied. Moneys in the Gaming Economic Development and Tourism Fund have also been appropriated by the General Assembly to a number of other projects and could be appropriated to additional projects in the future. The Gaming Economic Development and Tourism Fund is funded with an assessment of five percent of the gross terminal revenue of all total wagers received by all slot machines in the Commonwealth less cash payments. While the Gaming Economic Development and Tourism Fund is projected to continue to have sufficient revenues to pay its current appropriated obligations, there can be no absolute assurance that the Gaming Economic Development and Tourism Fund in any future fiscal year will receive sufficient receipts to pay its appropriated obligations.

     Any payments due from the Commonwealth under the Operating Agreement and the Grant Agreement and which are not paid from the Gaming Economic Development and Tourism Fund are subject to annual appropriation by the General Assembly. The Commonwealth currently projects that payments materially in excess of the aggregate $880 million appropriated from the Gaming Economic Development and Tourism Fund will be required to be paid by it to satisfy the Commonwealth’s obligations under the Operating Agreement and the Grant Agreement over the terms of such agreements.

     Pension and Retirement Systems. The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state related organizations are members of the State Employees’ Retirement System (“SERS”). Public school employees are members of the Public School Employees’ Retirement System (“PSERS”). With certain exceptions, membership in the applicable retirement system is mandatory for covered employees.

     For financial reporting purposes, both SERS and PSERS have adopted the Governmental Accounting Standards Board’s Statement No. 25. This Statement requires a specific method of accounting and financial reporting for defined benefit pension plans. Among other things, the Statement requires a comparison of employer contributions to “annual required contributions.” On June 25, 2012, the Governmental Accounting Standards Board approved Statement 67 (Plans) which replaces requirements of Statement 25 (effective for fiscal years beginning after June 15, 2013) and Statement 68 (Employers) which replaces the requirements of Statement 27 (effective for fiscal years beginning after June 15, 2014). These new standards will impact the accounting treatment of pension plans in which state and local governments participate. As of December 31, 2011, the unfunded actuarial accrued liability or SERS was $14,664 million (information as of December 31, 2012 was not available). As of June 30, 2012, the unfunded actuarial accrued liability of PSERS was $29,533 million.

     In addition to a defined benefit pension plan for state employees and employees of certain state-related organizations, the Commonwealth also provides health care plans for its eligible retirees and their qualifying dependents. These and similar plans are commonly referred to as “other post-employment benefits” or “OPEBs.” The Commonwealth provides OPEBs under two plans. The Retired Pennsylvania State Police Program provides collectively bargained benefits to retired state enlisted members and their dependents. The Retired Employee Health Program provides Commonwealth-determined benefits to other retired state employees and their dependents.

City of Philadelphia — PICA
     The Pennsylvania Intergovernmental Cooperation Authority (“PICA”) was created by Commonwealth legislation in 1991 to assist the City of Philadelphia, the Commonwealth’s largest city, in remedying its fiscal emergencies. PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. This financial assistance has included grants used by the City for defeasance of certain City general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of the City of Philadelphia as of June 30, 1992, of $224.9 million. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on September 5, 2012.

     No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired December 31, 1994. PICA’s authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995. Its ability to refund existing outstanding debt is unrestricted. PICA had $453.0 million in special tax revenue bonds outstanding as of June 30, 2012. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA’s bonds.

Factors affecting Puerto Rico

     Geographic location and demography. The Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”) is the fourth largest Caribbean island and is located approximately 1,600 miles southeast of New York. It is approximately 100 miles long and 35 miles wide. According to United States government statistics, the population of Puerto Rico was 3,725,789 in 2010, compared to 3,808,610 in 2000.

     Relationship with the United States. Puerto Rico came under the sovereignty of the United States with the signing of the Treaty of Paris on December 10, 1898, at the conclusion of the Spanish-American War. Puerto Ricans became citizens of the United States in 1917. In 1950, the Congress of the United States enacted Public Law 600 in order to provide for an increased Puerto Rican self-government. This law set forth the political, economic and fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local constitution, which became effective July 25, 1952.

     The United States and the Commonwealth share a common defense, market and currency. Puerto Rico exercises virtually the same control over its internal affairs as any of the 50 states of the United States. However, it differs from the states in its relationship with the United States federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections (they can only vote in local (Puerto Rico) elections). The people of the Commonwealth are represented in Congress by a Resident Commissioner who has a voice, but no vote, in the House of Representatives. Puerto Rico is a self-governing commonwealth in association with the United States. The chief of state of the Commonwealth is the President of the United States. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives and the Senate.

     While Puerto Rico has authority over its internal affairs, the United States controls interstate trade, foreign relations and commerce, customs administration, control of air, land and sea, immigration and emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war, constitutionality of laws, jurisdictions and legal procedures, treaties, radio and television--communications, agriculture, mining and minerals, highways, postal system, social security, and other areas generally controlled by the federal government in the United States. Puerto Rican institutions control internal affairs unless U.S. law is involved, as in matters of public health and pollution. The major differences between Puerto Rico and the 50 states are its local taxation system and exemption from most federal taxes, its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto Ricans to vote in presidential elections, and its lack of participation in some revenues reserved for the states.

     Economic condition and outlook. The Commonwealth has in the past established policies and programs directed principally at developing the manufacturing and services sectors of the economy and expanding and modernizing the Commonwealth’s infrastructure. Domestic and foreign investment have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the Commonwealth’s population.

     The economy of Puerto Rico is closely linked to the United States economy as most of the external factors that affect the Puerto Rico economy are determined by the policies and performance of the mainland economy. These factors include exports, direct investment, the amount of federal transfer payments, interest rates, inflation rate and tourist expenditures.

     Puerto Rico’s economy is currently in a recession that began in the fourth quarter of 2006. For fiscal years 2009 and 2010 real gross national product contracted by 3.8% and 3.4%, respectively. In April 2012, the Puerto Rico Planning Board announced that it was projecting a contraction of 1.0% in real gross national product for 2011 and an increase of 0.7% for fiscal year 2012.

     The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, professional and scientific instruments, and certain high technology machinery and equipment. Most of Puerto Rico’s manufacturing output is shipped to the U.S. mainland, which is also the principal source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. During fiscal year 2010, this sector generated an estimated $44.6 billion, or 46.4%, of gross domestic product. However, during fiscal year 2011, payroll employment for the manufacturing sector was 84,617, a decrease of 4.1% from fiscal year 2010. Given that this sector pays the highest wages, on average, in Puerto Rico, its general downturn has represented a major difficulty for restoring growth for the whole economy. This sector’s job shrinkage is due in part to the completion of the phase-out of Section 936 of the Internal Revenue Code, net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and currently, the effects of the global economic decline. Puerto Rico’s manufacturing sector is also facing increased international competition.

     The service sector, including finance, insurance, real estate, wholesale and retail trade, tourism, transportation, communication and public utilities and other services, ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment, employing an estimated 541,358 workers in fiscal year 2011 and accounting for 58.9% of total nonfarm payroll employment. The service sector generated $41.5 billion, or 43.1%, of Puerto Rico’s gross domestic product during fiscal year 2010.

     The Commonwealth’s gross product in fiscal year 2011 is estimated at $64.1 billion. Personal income per capita was $16,241.

     According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey, total employment for fiscal year 2011 averaged 1,077,006, a decrease of 2.3% from the previous fiscal year. Total employment fell by 0.4% in the first nine months of 2012. The unemployment rate was 15.9% in fiscal year 2011, a slight reduction from 16.0% in fiscal year 2010. In March 2012, the unemployment rate fell to 14.9%.

     Tax incentives. One factor that has promoted and continues to promote the development of the manufacturing and service sectors in Puerto Rico has been the various local and federal tax incentives available, particularly those under Puerto Rico’s Industrial Incentives Program and, until 2006, Sections 30A and 936 of the Internal Revenue Code. Tax and other incentives have also been established to promote the development of the tourism industry. Under various industrial incentives laws companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other local taxes.

     The 2008 Economic Incentives Act, one of the most recent of these industrial incentive laws, is designed to stimulate employment and productivity, research and development, capital investment, reduction in the cost of energy and increased purchase of local products. The benefits provided by the 2008 Economic Incentives Act, like those of the 1998 Tax Incentives Act, are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grants, expand current operations or commence operating a new eligible business. The activities eligible for tax exemption include manufacturing, certain designated services performed for markets outside Puerto Rico (including the U.S.), the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for research and development. Qualifying companies can repatriate or distribute their profits free of Puerto Rico dividend taxes.

     The 2010 Green Energy Incentives Act is designed to encourage the production of renewable energy on a commercial scale. The activities eligible for tax exemption under the Green Energy Incentives Act include business engaged in the production and sale of green energy on a commercial scale for consumption in Puerto Rico, a producer of green energy, the installation of machinery and equipment for the production of green energy, and property used for the production of green energy. Qualifying companies can repatriate or distribute their profits free of Puerto Rico dividend taxes.

     Incentives under the United States Tax Code. The Tax Reform Act of 1976 created Section 936 of the Internal Revenue Code, which revised the tax treatment of United States corporations operating in Puerto Rico by taxing such corporations on their worldwide income in a manner similar to that applicable to any other United States corporation but providing such corporations a full credit for the federal tax on their business and qualified investment income in Puerto Rico. The credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. As a result of amendments to Section 936 made in 1996 (the “1996 Amendments”), the income tax credit based on operating and certain investment income was phased out over a ten-year period for companies that were operating in Puerto Rico in 1995, and is no longer available. The 1996 Amendments also eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico.

     Many of the major pharmaceutical, instrument and electronics companies manufacturing in Puerto Rico, that were operating under section 936 of the Internal Revenue Code have reorganized their Puerto Rico operations to become controlled foreign corporations (“CFCs”). CFCs are corporations organized outside the U.S. (including, for these purposes, in Puerto Rico), but controlled by U.S. shareholders.

     Debt, and revenues and expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth to 15% or less of the average annual internal revenues of the Commonwealth for the two preceding fiscal years. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations is generally supported by the revenues of such corporations from rates charged for services or products. However, certain debt of public corporations is supported in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes. As of September 30, 2011, total public sector debt of the Commonwealth was equal to $65.262 billion.

     Act No. 117 of July 4, 2006 (“Act 117”) amended the Puerto Rico Internal Revenue Code of 1994 (the “PR Code”) to provide, among other things, for a general sale and use tax of 5.5% to be imposed by the central government and authorizes each municipal government to impose a municipal sale and use tax of 1.5%. Act 117 also repealed a 5% general excise tax imposed on certain imported goods and the 3.6% general excise tax imposed on certain goods manufactured in Puerto Rico. The PR Code was replaced by the Internal Revenue Code for a new Puerto Rico, Act No. 1 of January 31, 2011, which will apply for taxable years commencing after December 31, 2010. Many of the provisions of Act No. 1 are identical to the equivalent provisions of the PR Code.

     Since 2000, the Commonwealth has experienced an imbalance between its General Fund total revenues and total expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was $3.306 billion. The current administration has implemented certain expense reduction measures that, together with various temporary and permanent revenue raising measures, have allowed the Commonwealth to reduce the deficit.

     For fiscal year 2011, total expenditures of $9.1 billion exceeded total revenues (excluding other financing sources) of $8 billion by $1.1 billion, or 14%. The difference between revenues and total expenditures for fiscal year 2011 was principally paid from proceeds of Puerto Rico Sales Tax Financing Corporation (“COFINA”) bond issues pursuant to a multi-year fiscal stabilization plan to achieve fiscal balance.

     Preliminary General Fund total revenues for the first six months of fiscal year 2012 were $3.542 billion, an increase of $335 million, or 10.5%, from the revenues for the same period in the prior fiscal year. Preliminary General Fund total expenditures for the first six months of 2012 amounted to $3.776 billion. The deficit for fiscal year 2012 is projected to be approximately $610 million.

     The proposed budget for fiscal year 2013 provides for General Fund revenues of $8.75 billion and $333 million in transfers from the Local Stabilization Fund and General Fund expenditures of $9.083 billion.

     In January 2009, the Commonwealth began to implement a multi-year plan designed to achieve fiscal balance, restore economic growth and safeguard the investment-grade rating of the Commonwealth. The fiscal stabilization plan sought to achieve budgetary balance on or before fiscal year 2013, while addressing expected fiscal deficits in the intervening years through the implementation of a number of initiatives, including: (1) a gradual operating expense reduction plan, through government reorganization and reduction of operating expenses, (2) a combination of temporary and permanent tax increases, coupled with additional tax enforcement measures, and (3) a bond issuance program through COFINA.

     In fiscal year 2009, the Commonwealth began to implement a short-term economic reconstruction plan. The cornerstone of this plan was the implementation of U.S. federal and local economic stimulus programs. Puerto Rico was awarded approximately $6.8 billion in stimulus funds under the American Recovery and Reinvestment Act of 2009 enacted by the U.S. Government to stimulate the U.S. economy in the wake of the global economic downturn. The administration has complemented the federal stimulus package with additional short- and medium-term supplemental stimulus measures that seek to address specific local challenges and provide investment in strategic areas. These measures include a local $500 million economic stimulus plan to supplement to federal plan.

     The Commonwealth has also developed a comprehensive long-term economic development plan aimed at improving Puerto Rico’s overall competitiveness and business environment and increasing private sector participation in the Puerto Rican economy. As part of this plan, the administration enacted Act No. 161, of December 1, 2009, which overhauled the permitting and licensing process. The Commonwealth also enacted Acts No. 82 and 83 of July 19, 2010, which provide for a new energy policy that seeks to lower energy costs and reduce energy-price volatility by reducing Puerto Rico’s dependence on fuel oil and the promotion of diverse, renewable-energy technologies. Moreover the Commonwealth adopted a comprehensive tax reform that takes into account the Commonwealth’s current financial situation.

     Bond ratings. The Commonwealth’s outstanding general obligation bonds are rated Baa3 by Moody’s and BBB- by S&P (ratings confirmed as of May 22, 2013). Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.
     Other considerations. The information provided is only a brief summary of the complex factors affecting the financial situation in Puerto Rico and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various Commonwealth and local agencies in Puerto Rico or contained in Official Statements for various Puerto Rican municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

APPENDIX B — DESCRIPTION OF RATINGS

General Rating Information
     The ratings list below can be further described as follows. For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1,” “2,” or “3” following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Bonds
Moody’s Investors Service, Inc.	Aaa	Highest quality, smallest degree of investment risk.
	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
	A	Upper- medium-grade obligations; many favorable investment attributes.
	Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
	Ca	Speculative in high degree; could be in default or have other marked shortcomings.
	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.
Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.
	AA	High quality; very strong capacity to pay principal and interest.
	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB

Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

BB, B, CCC, CC

Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

	D	In default.
Fitch, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA

Very high quality; obligor’s ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A

High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

BBB

Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below-investment-grade is higher than for higher-rated bonds.

BB, CCC

Not investment grade; predominantly speculative with respect to the issuer’s capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper
Moody’s		S&P		Fitch
P-1	Superior quality	A-1+ A-1	Extremely strong quality Strong quality	F-1+ F-1	Exceptionally strong quality Very strong quality
P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
P-3	Acceptable quality	A-3 B C	Adequate quality Speculative quality Doubtful quality	F-3 F-S	Fair quality Weak credit quality

State and Municipal Notes
Moody’s		S&P		Fitch
MIG1/VMIG1	Best quality	SP1+ SP1	Very strong quality Strong grade	F-1+ F-1	Exceptionally strong quality Very strong quality
MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good credit quality
MIG3/VMIG3	Favorable quality			F-3	Fair credit quality
MIG4/VMIG4	Adequate quality
SG	Speculative quality	SP3	Speculative grade	F-S	Weak credit quality

PART C
(Voyageur Insured Funds)
File Nos. 033-11235/811-04973
Post-Effective Amendment No. 52

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 29, 2009 (Accession No. 0001137439-09-000111).

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 29, 2009 (Accession No. 0001137439-09-000111).

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Arizona Fund, incorporated into this filing by reference to Post-Effective Amendment No. 46 filed October 29, 2010.

		(2)	Executed Investment Advisory Expense Limitation Letter (December 28, 2012) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Arizona Fund, incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 28, 2012.

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(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free Arizona Fund, incorporated into this filing by reference to Post-Effective Amendment No. 46 filed October 29, 2010.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 29, 2011.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 29, 2011.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post- Effective Amendment No. 48 filed December 29, 2011.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed December 29, 2008 (Accession No. 0001450789-08-000015).

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 32 filed October 31, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

(ii) Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed December 29, 2011.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 46 filed October 29, 2010.

(i) Amendment No. 7 (August 30, 2013) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX- 99.h.3.i.

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	(i)	Legal Opinion. Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

	(j)	Other Opinions. Not applicable.

	(k)	Omitted Financial Statements. Not applicable.

	(l)	Initial Capital Agreements. Not applicable.

	(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A, B and C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

	(n)	Rule 18f-3 Plan.

(1) Plan under Rule 18f-3 (February 18, 2010) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed October 29, 2010.

(i) Appendix A (September 30, 2013) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.n.1.i.

	(o)	Reserved.

	(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments’ Family of Funds (October 1, 2013) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 1, 2012) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 28, 2012.

	(q)	Other.

(1) Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(2) Power of Attorney (September 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed December 28, 2012.

(3) Power of Attorney (January 1, 2013) attached as Exhibit No. EX-99.q.3.

(4) Power of Attorney (January 1, 2013) attached as Exhibit No. EX-99.q.4.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Funds, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax- Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

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Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

Director – Kaydon Corp.
Michael J. Hogan	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
David P. O’Connor	Executive Vice	Executive Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director, Fixed Income	Delaware Investments
Income Investments
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior	Department/Senior
	Portfolio Manager	Portfolio Manager

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Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer -	capacities within Delaware
	Officer—Small Cap	Small Cap;Value/Mid-Cap	Investments
	Value/Mid-Cap Value	Value Equity
Equity
Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President//Director of	President/Portfolio	various capacities within
	Municipal Research	Manager/Director of	Delaware Investments
Municipal Research
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	capacities within Delaware
Investments
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various capacities within
Delaware Investments
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities within Delaware
	Manager	Manager	Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Craig C. Dembek	Senior Vice President/	Vice President/Senior	Mr. Dembek has served in
	Co-Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Roger A. Early	Senior Vice President/	Senior Vice President/	Mr. Early has served in various
	Co-Chief Investment	Co-Chief Investment Officer-	capacities within Delaware
	Officer—Total Return	Total Return Fixed	Investments
	Fixed Income Strategy	Income Strategy
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer –	Investments
	Global and International	Global and International
	Value Equity	Value Equity
Paul Grillo	Senior Vice President/	Senior Vice President/	Mr. Grillo has served in various
	Co-Chief Investment	Co-Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Quantitative	capacities within Delaware
	Quantitative Research and	Research and Analytics	Investments
Analytics

5

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Delaware Investments
Paul Matlack	Senior Vice President/U.S.	Senior Vice President/U.S.	Mr. Matlack has served in
	Fixed Income Strategist	Fixed Income Strategist	various capacities within
Delaware Investments
Christopher	Senior Vice	Senior Vice	Mr. McCarthy has served in
McCarthy	President/Financial	President/Financial	various capacities within
	Institutions Sales	Institutions Sales	Delaware Investments
John P. McCarthy	Senior Vice President/	Vice President/Senior	Mr. McCarthy has served in
	Co-Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Timothy D.	Senior Vice	Senior Vice	Mr. McGarrity has served in
McGarrity	President/Financial	President/Financial	various capacities within
	Services Officer	Services Officer	Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer - Core	Investment Officer - Core	Delaware Investments
	Equity	Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	and Fixed Income	and Fixed Income	Delaware Investments
	Business Operations	Business Operations
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various capacities within
	Products and Derivatives	Products and Derivatives	Delaware Investments
Jeffrey W. Rexford	Senior Vice President/	Senior Vice	Mr. Rexford has served in
	Financial Institutions	President/Financial	various capacities within
	Sales	Institutions Sales	Delaware Investments
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte	Senior Vice	Senior Vice	Mr. Van Harte has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer —	Investment Officer -	Delaware Investments
	Focus Growth Equity	Focus Growth Equity
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment	Chief Investment Officer-	various capacities within
	Officer—Real Estate	Real Estate Securities and	Delaware Investments
	Securities and Income	Income Solutions
Solutions

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/ Senior	Vice President/ Senior	Mr. Anglace has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Margaret MacCarthy	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
Bacon	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various capacities within
Delaware Investments
Kristen E.	Vice President/Senior	Vice President/Senior	Ms. Bartholdson has served in
Bartholdson	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/ Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments
Richard E. Biester	Vice President/Senior	Vice President/Senior	Mr. Biester has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Sylvie S. Blender	Vice President/ Financial	Vice President/Financial	Ms. Blender has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico	Portfolio Manager/Equity	Portfolio Manager, Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Zoe Bradley	Vice President/Fixed	Vice President/Fixed	Ms. Bradley has served in
	Income Portfolio Analyst	Income Portfolio Analyst	various capacities within
Delaware Investments
Carolyn Brown-	Vice President/Investment	Vice President/Investment	Ms. Brown-Jordan has served in
Jordan	Accounting	Accounting	various capacities within
Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Kenneth F. Broad	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio Manager/Equity	Portfolio Manager, Equity	capacities within Delaware
	Analyst	Analyst	Investments
Adam H. Brown	Vice President/Portfolio	Vice President/Portfolio	Mr. Brown has served in
	Manager	Manager	various capacities within
Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kevin J. Brown	Vice President/	Vice President/	Mr. Brown has served in
	Senior Investment	Senior Investment	various capacities within
	Specialist	Specialist	Delaware Investments
Mathew J. Calabro	Vice President/Deputy	Vice President/Deputy	Mr. Calabro has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/ Senior	Vice President/Senior	Mr. Catricks has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager - International	capacities within Delaware
	Debt	Debt	Investments
Anthony G.	Vice President/ Associate	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/Secretary	General Counsel/Secretary	various capacities within
Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Derivatives Operations	Derivatives Operations	capacities within Delaware
Investments
Ion Dan	Vice President/Senior	Vice President/Senior	Mr. Dan has served in various
	Structured Products	Structured Products	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Cori E. Daggett	Vice President/Counsel/	Vice President/	Ms. Daggett has served in
	Assistant Secretary	Counsel/Assistant	various capacities within
		Secretary	Delaware Investments
Guido DeAscanis III	Vice President/Credit	Vice President/Credit	Mr. DeAscanis has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Business	Vice President/Business	Mr. Donegan has served in
	Manager	Manager	various capacities within
Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Investment	Vice President/Investment	Mr. D’Orazio has served in
	Accounting	Accounting	various capacities within
Delaware Investments
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Credit	Vice President/Credit	Mr. Fisher has served in various
	Analyst	Analyst	capacities within Delaware
Investments
Patrick G. Fortier	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Jamie Fox	Vice President/Head of	Vice President/Head of	Mr. Fox has served in various
	Financial Institutions	Financial Institutions	capacities within Delaware
	Defined Contributions	Defined Contributions	Investments
	Investment-Only	Investment-Only
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst (since June 2010)	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Michael Friedman	Vice President/Senior	Vice President/Senior	Mr. Friedman has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments
Gregory A. Gizzi	Vice President/ Head of	Vice President/Portfolio	Mr. Gizzi has served in various
	Convertible and	Manager/Head of	capacities with Delaware
	Municipal Bond Trading	Convertible and Municipal	Investments
Bond Trading
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
David J. Hamilton	Vice President/Research	Vice President/Research	Mr. Hamilton has served in
	Analyst	Analyst	various capacities within
Delaware Investments
Lisa L. Hansen	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Trading	various capacities within
	Trading		Delaware Investments
Scott Hastings	Vice President/Equity	Vice President/Equity	Mr. Hastings has served in
	Analyst	Analyst	various capacities within
Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Sharon L. Hayman	Vice President/Head of	Vice President/Head of	Ms. Hayman has served in
	Financial Institutions	Financial Institutions	various capacities within
	Client Services	Client Services	Delaware Investments
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
J. David Hillmeyer	Vice President/Portfolio	Vice President/Portfolio	Mr. Hillmeyer has served in
	Manager/Head of	Manager/Head of	various capacities within
	Investment Grade	Investment Grade	Delaware Investments
	Corporate Trading	Corporate Trading
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Duane Hewlett	Vice President/Trader	Vice President/Trader	Mr. Ishaq has served in various
	(Since February 2011)		capacities within Delaware
Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Kashif Ishaq	Vice President/Trader	Vice President/Trader	Mr. Ishaq has served in various
	(Since February 2011)		capacities within Delaware
Investments
Cynthia Isom	Vice President/Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	capacities within Delaware
Investments
Stephen M.	Vice President/ Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
Juszczyszyn	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
William F. Keelan	Vice President/Senior	Vice President/Senior	Mr. Keelan has served in
	Quantitative Analyst	Senior Quantitative	various capacities within
		Analyst	Delaware Investments
Nancy Keenan	Vice President/Product	Vice President/Product	Ms. Keenan has served in
	Manager	Manager	various capacities within
Delaware Investments
Anu B. Kothari	Vice President/ Senior	Vice President/ Senior	Ms. Kothari has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior	Ms. Kropp has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nikhil G. Lalvani	Vice President/ Portfolio	Vice President/Portfolio	Mr. Lalvani has served in
	Manager	Manager	various capacities within
Delaware Investments
Jamie LaScala	Vice President/Senior	Vice President/Senior	Ms. LaScala has served in
	Product Manager	Product Manager	various capacities within
Delaware Investments
Kevin Lam	Vice President/Portfolio	Vice President/Portfolio	Mr. Lam has served in various
	Manager-Fixed Income	Manager - Fixed Income	capacities within Delaware
	Separately Managed	Separately Managed	Investments
	Accounts	Accounts

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Senior	Vice President/Senior	Mr. Madden has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Brian McDonnell	Vice President/Portfolio	Vice President/Portfolio	Mr. McDonnell has served in
	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Delaware Investments
Kelley McKee	Vice President/Equity	Vice President/Equity	Ms. McKee has served in
	Analyst	Analyst	various capacities within
Delaware Investments
Saj Moradi	Vice President/Credit	Vice President/Credit	Mr. Moradi has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager	various capacities within
	2010)		Delaware Investments
Terrance M. O’Brien	Vice President/Head of	Vice President/Head of	Mr. O’Brien has served in
	Fixed Income Quantitative	Fixed Income Quantitative	various capacities with
	Analysis Department	Analysis Department	Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Marlene Petter	Vice President/Marketing	Vice President/Marketing	Ms. Petter has served in various
	Communications	Communications	capacities within Delaware
Investments
Daniel J. Prislin	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio Manager/	Portfolio Manager/Equity	capacities within Delaware
	Equity Analyst	Analyst	Investments
Gretchen Regan	Vice President/	Vice President/	Ms. Regan has served in various
	Quantitative Analyst	Quantitative Analyst	capacities within Delaware
Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist	capacities within Delaware
	Large Cap Value Focus Equity		Investments
Joseph T. Rogina	Vice President/Senior	Vice President/Senior	Mr. Rogina has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Deborah A. Sabo	Vice President/Senior	Vice President/Senior	Ms. Sabo has served in various
	Equity Trader/Focus	Equity Trader/Focus-	capacities within Delaware
	Growth Equity	Growth Equity	Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Bruce Schoenfeld	Vice President/Senior	Vice President/Senior	Mr. Schoenfeld has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President/Assistant	Vice President/Assistant	Mr. Seidel has served in various
	Controller/Assistant	Controller/Assistant	capacities within Delaware
	Treasurer	Treasurer	Investments
Catherine A. Seklecki	Vice President/Sub-	Vice President/Sub-	Ms. Seklecki has served in
	Advisory Client Services	Advisory Client Services	various capacities within
Delaware Investments
Parshv V. Shah	Vice President/ Portfolio	Vice President/Portfolio	Mr. Shah has served in various
	Manager/Equity Analyst	Manager/Equity Analyst	capacities within Delaware
Investments
Barry Slawter	Vice President/Editorial	Vice President/Editorial	Mr. Slawter has served in
	Services	Services	various capacities within
Delaware Investments .
Molly Thompson	Vice President/Product	Vice President/Product	Ms. Thompson has served in
	Manager	Manager	various capacities within
Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice	Vice	Mr. Wahaidi has served in
	President/Quantitative	President/Quantitative	various capacities within
	Analyst	Analyst	Delaware Investments
Jeffrey S. Wang	Vice President/Senior	Vice President/Senior	Mr. Wang has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Michael G. Wildstein	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Wildstein has served in
	Manager	Manager	various capacities within
Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Wei Xiao	Vice President/Senior	Vice President/Senior	Mr. Xiao has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

12

(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103- 7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
Philip N. Russo	Executive Vice President	None
David P. O’Connor	Executive Vice President/ General	Executive Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Jeffrey G. Klepacki	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Mathew J. Calabro	Vice President	None
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Interim Chief Compliance	Anti-Money Laundering Officer
Officer/Anti-Money Laundering
Officer

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

13

Item 34.       Management Services. None.

Item 35.       Undertakings. Not applicable.

14

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 31st day of October, 2013.

VOYAGEUR INSURED FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	October 31, 2013
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	October 31, 2013
Thomas L. Bennett

Joseph W. Chow	*	Trustee	October 31, 2013
Joseph W. Chow

John A. Fry	*	Trustee	October 31, 2013
John A. Fry

Anthony D. Knerr	*	Trustee	October 31, 2013
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	October 31, 2013
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 31, 2013
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 31, 2013
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	October 31, 2013
Janet L. Yeomans

J. Richard Zecher	*	Trustee	October 31, 2013
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 31, 2013
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed and filed herewith)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Insured Funds N-1A)

Exhibit No.	Exhibit
EX-99.h.3.i	Amendment No. 7 (August 30, 2013) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement

EX-99.n.1.i	Appendix A (September 30, 2013) to Plan under Rule 18f-3

EX-99.p.1	Code of Ethics for the Delaware Investments’ Family of Funds (October 1, 2013)

EX-99.q.3	Power of Attorney (January 1, 2013)

EX-99.q.4	Power of Attorney (January 1, 2013)